UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund -
Short-Term Bond
Class F

May 31, 2011

1.804842.107

STP-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 6,814	$ 7,635
Automobiles - 0.2%
Daimler Finance North America LLC 1.95% 3/28/14 (e)	16,316	16,463
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,617
Household Durables - 0.1%
Fortune Brands, Inc. 3% 6/1/12	6,820	6,926
Whirlpool Corp. 6.125% 6/15/11	7,250	7,263
		14,189
Media - 0.8%
COX Communications, Inc. 7.125% 10/1/12	18,400	19,854
NBC Universal, Inc. 3.65% 4/30/15 (e)	7,820	8,222
News America, Inc. 5.3% 12/15/14	9,474	10,574
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	21,689
Time Warner, Inc. 3.15% 7/15/15	11,388	11,749
		72,088
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	6,373	6,845
TOTAL CONSUMER DISCRETIONARY		122,837
CONSUMER STAPLES - 1.6%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	17,822	18,286
7.2% 1/15/14	11,100	12,710
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,619
Diageo Capital PLC 5.2% 1/30/13	2,405	2,576
Diageo Finance BV 5.5% 4/1/13	8,519	9,216
SABMiller PLC 6.2% 7/1/11 (e)	8,000	8,034
The Coca-Cola Co. 3.625% 3/15/14	590	634
		60,075
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,672
Food Products - 0.5%
Cargill, Inc. 5.2% 1/22/13 (e)	2,175	2,322
General Mills, Inc. 1.55% 5/16/14	9,300	9,365
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
2.625% 5/8/13	$ 27,534	$ 28,351
5.625% 11/1/11	986	1,006
		41,044
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	11,500	12,243
8.5% 11/10/13	8,000	9,333
		21,576
TOTAL CONSUMER STAPLES		132,367
ENERGY - 1.5%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	426
Oil, Gas & Consumable Fuels - 1.5%
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,276
EnCana Corp. 6.3% 11/1/11	936	958
Enterprise Products Operating LP:
4.6% 8/1/12	9,289	9,667
7.625% 2/15/12	4,206	4,403
Gazstream SA 5.625% 7/22/13 (e)	4,565	4,753
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	8,710	9,055
Marathon Petroleum Corp. 3.5% 3/1/16 (e)	7,520	7,722
NGPL PipeCo LLC 6.514% 12/15/12 (e)	6,699	7,064
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,408
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,552
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (e)	3,544	3,677
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	8,777	9,442
Shell International Finance BV 1.875% 3/25/13	14,810	15,135
Southeast Supply Header LLC 4.85% 8/15/14 (e)	10,282	10,990
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total Capital Canada Ltd. 1.625% 1/28/14	$ 8,680	$ 8,823
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,619
		131,544
TOTAL ENERGY		131,970
FINANCIALS - 16.1%
Capital Markets - 2.6%
Goldman Sachs Group, Inc.:
3.625% 8/1/12	21,000	21,633
3.625% 2/7/16	10,300	10,329
3.7% 8/1/15	7,094	7,203
4.75% 7/15/13	5,401	5,742
5.25% 10/15/13	5,483	5,900
HSBC Bank PLC 3.1% 5/24/16 (e)	8,670	8,695
Janus Capital Group, Inc. 5.875% 9/15/11 (c)	5,672	5,723
JPMorgan Chase & Co.:
1.0738% 1/24/14 (j)	23,000	23,110
2.05% 1/24/14	34,170	34,568
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	7,360	7,836
5.45% 7/15/14	4,605	4,992
Morgan Stanley:
2.875% 1/24/14	8,670	8,856
4.2% 11/20/14	4,995	5,239
6% 5/13/14	12,430	13,646
Royal Bank of Scotland PLC 4.875% 8/25/14 (e)	16,500	17,433
State Street Corp. 4.3% 5/30/14	9,030	9,789
The Bank of New York, Inc. 4.3% 5/15/14	12,445	13,507
UBS AG Stamford Branch:
1.2728% 1/28/14 (j)	6,500	6,553
2.25% 1/28/14	16,500	16,707
		227,461
Commercial Banks - 6.1%
American Express Bank FSB 0.3503% 6/12/12 (j)	3,806	3,797
ANZ Banking Group Ltd. 2.125% 1/10/14 (e)	17,000	17,239
Bank of Montreal:
0.7433% 4/29/14 (j)	8,000	8,019
2.125% 6/28/13	15,550	15,912
Bank of Nova Scotia 2.25% 1/22/13	24,370	24,953
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (e)	$ 4,356	$ 4,446
Barclays Bank PLC 2.375% 1/13/14	22,100	22,537
Canadian Imperial Bank of Commerce 1.45% 9/13/13	13,791	13,879
Commonwealth Bank of Australia 2.125% 3/17/14 (e)	15,350	15,539
Credit Agricole SA 0.4895% 6/7/11 (e)(j)	10,000	10,000
Credit Suisse New York Branch 2.2% 1/14/14	31,458	32,010
Danske Bank A/S 1.3308% 4/14/14 (e)(j)	12,690	12,690
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (e)(j)	1,144	1,130
Fifth Third Bancorp 3.625% 1/25/16	4,799	4,909
Fifth Third Bank 0.3705% 5/17/13 (j)	6,500	6,416
ING Bank NV:
2% 10/18/13 (e)	5,000	5,004
2.65% 1/14/13 (e)	14,190	14,412
KeyBank NA 5.8% 7/1/14	9,435	10,392
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (j)	485	485
Marshall & Ilsley Bank 6.375% 9/1/11	9,120	9,216
Nordea Bank AB 1.75% 10/4/13 (e)	12,260	12,315
PNC Funding Corp.:
3% 5/19/14	8,490	8,771
3.625% 2/8/15	8,119	8,580
Rabobank (Netherlands) NV 1.85% 1/10/14	34,061	34,489
Regions Financial Corp. 4.875% 4/26/13	7,700	7,912
Royal Bank of Canada:
0.5748% 4/17/14 (j)	8,000	8,007
1.125% 1/15/14	17,298	17,313
Royal Bank of Scotland PLC 1.5% 3/30/12 (e)	17,050	17,199
Santander US Debt SA Unipersonal 2.485% 1/18/13 (e)	13,200	13,194
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (e)	18,000	18,173
SunTrust Banks, Inc. 3.6% 4/15/16	7,229	7,401
Svenska Handelsbanken AB 2.875% 9/14/12 (e)	22,266	22,835
U.S. Bancorp:
1.375% 9/13/13	8,130	8,190
4.2% 5/15/14	8,510	9,188
Union Bank NA Mtn Bank Nts Be 2.125% 12/16/13	21,794	22,197
Wachovia Bank NA 3.5725% 11/3/14 (j)	13,000	12,779
Wells Fargo & Co.:
3.625% 4/15/15	7,400	7,811
3.75% 10/1/14	12,527	13,336
4.375% 1/31/13	22,251	23,483
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.:
1.037% 3/31/14 (e)(j)	$ 8,700	$ 8,710
1.85% 12/9/13	10,339	10,447
2.1% 8/2/13	3,181	3,234
		528,549
Consumer Finance - 2.5%
American Honda Finance Corp.:
1.625% 9/20/13 (e)	8,190	8,236
2.375% 3/18/13 (e)	3,000	3,060
Capital One Financial Corp.:
5.7% 9/15/11	11,765	11,936
7.375% 5/23/14	13,000	15,128
Caterpillar Financial Services Corp.:
1.375% 5/20/14	20,600	20,709
2% 4/5/13	5,668	5,791
General Electric Capital Corp.:
1.875% 9/16/13	31,809	32,129
2.1% 1/7/14	33,435	33,827
2.25% 11/9/15	4,902	4,835
2.8% 1/8/13	1,270	1,303
2.95% 5/9/16	1,460	1,465
3.5% 8/13/12	42,756	44,104
3.5% 6/29/15	1,508	1,579
Household Finance Corp. 6.375% 10/15/11	5,378	5,495
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,444
John Deere Capital Corp.:
1.6% 3/3/14	8,550	8,667
1.875% 6/17/13	12,414	12,664
		217,372
Diversified Financial Services - 3.0%
BB&T Corp.:
2.05% 4/28/14	10,000	10,122
3.2% 3/15/16	5,000	5,102
BNP Paribas 2.125% 12/21/12	11,280	11,490
BP Capital Markets PLC:
0.9095% 3/11/14 (j)	8,500	8,542
1.55% 8/11/11	1,000	1,002
3.125% 3/10/12	8,461	8,619
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
1.2345% 4/1/14 (j)	$ 8,500	$ 8,477
1.7328% 1/13/14 (j)	23,691	23,911
4.75% 5/19/15	8,020	8,604
5.125% 5/5/14	4,158	4,492
5.5% 4/11/13	6,500	6,953
6.375% 8/12/14	19,196	21,478
6.5% 8/19/13	9	10
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	30,314
Export Development Canada 1.5% 5/15/14	5,655	5,748
Iberbond 2004 PLC 4.826% 12/24/17 (m)	5,723	5,608
JPMorgan Chase & Co. 3.4% 6/24/15	11,433	11,818
MassMutual Global Funding II:
0.6608% 1/14/14 (e)(j)	12,292	12,296
3.625% 7/16/12 (e)	4,300	4,432
Metlife Institutional Funding II 1.201% 4/4/14 (e)(j)	8,000	8,023
New York Life Global Fund:
2.25% 12/14/12 (e)	6,570	6,721
5.25% 10/16/12 (e)	10,930	11,607
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (j)	1,425	1,424
Pricoa Global Funding I 5.45% 6/11/14 (e)	5,730	6,291
Prime Property Funding, Inc.:
5.35% 4/15/12 (e)	628	644
5.5% 1/15/14 (e)	144	155
USAA Capital Corp. 3.5% 7/17/14 (e)	9,044	9,496
Volkswagen International Finance NV 1.875% 4/1/14 (e)	15,000	15,104
Whirlpool Corp. 8% 5/1/12	7,298	7,756
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(j)	500	505
		256,744
Insurance - 0.7%
Berkshire Hathaway Finance Corp. 1.5% 1/10/14	8,340	8,461
Berkshire Hathaway, Inc. 2.125% 2/11/13	14,470	14,812
Metropolitan Life Global Funding I:
2.5% 1/11/13 (e)	11,430	11,658
2.5% 9/29/15 (e)	5,000	4,999
2.875% 9/17/12 (e)	11,731	12,028
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Monumental Global Funding II 5.65% 7/14/11 (e)	$ 146	$ 147
Prudential Financial, Inc. 3.625% 9/17/12	9,639	9,951
		62,056
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	570	586
Developers Diversified Realty Corp. 5.375% 10/15/12	5,783	5,991
Duke Realty LP 4.625% 5/15/13	114	120
Equity One, Inc. 6.25% 12/15/14	8,778	9,626
Federal Realty Investment Trust 5.4% 12/1/13	150	162
		16,485
Real Estate Management & Development - 0.3%
Duke Realty LP 5.625% 8/15/11	5,464	5,512
ERP Operating LP:
5.2% 4/1/13	3,570	3,817
5.5% 10/1/12	117	124
Liberty Property LP 6.375% 8/15/12	7,473	7,877
Simon Property Group LP:
4.2% 2/1/15	2,715	2,925
5.3% 5/30/13	7,322	7,893
		28,148
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
1.6928% 1/30/14 (j)	17,000	17,165
3.7% 9/1/15	10,610	10,875
Countrywide Financial Corp. 5.8% 6/7/12	16,258	17,026
U.S. Central Federal Credit Union 1.9% 10/19/12	9,870	10,069
		55,135
TOTAL FINANCIALS		1,391,950
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,707
Pharmaceuticals - 0.3%
Sanofi-Aventis 2.625% 3/29/16	8,904	9,052
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	$ 8,730	$ 8,806
Wyeth 5.5% 2/1/14	4,108	4,574
		22,432
TOTAL HEALTH CARE		33,139
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)	7,300	7,863
6.4% 12/15/11 (e)	8,377	8,640
		16,503
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	167	165
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	17,178
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
1.875% 6/15/13	7,770	7,907
5.45% 10/15/12	3,003	3,192
		11,099
TOTAL INDUSTRIALS		44,945
INFORMATION TECHNOLOGY - 0.6%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 1.55% 5/30/14	7,041	7,064
IT Services - 0.1%
The Western Union Co. 0.8895% 3/7/13 (j)	8,690	8,736
Office Electronics - 0.4%
Xerox Corp.:
1.0805% 5/16/14 (j)	14,202	14,260
4.25% 2/15/15	8,040	8,605
5.5% 5/15/12	9,707	10,132
6.875% 8/15/11	4,390	4,444
		37,441
TOTAL INFORMATION TECHNOLOGY		53,241
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.7%
Chemicals - 0.3%
Dow Chemical Co. 4.85% 8/15/12	$ 29,758	$ 31,115
Metals & Mining - 0.4%
Anglo American Capital PLC 2.15% 9/27/13 (e)	16,540	16,782
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,739
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	3,300	3,533
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	8,057
		32,111
TOTAL MATERIALS		63,226
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,533
AT&T, Inc.:
2.5% 8/15/15	10,110	10,236
2.95% 5/15/16	8,570	8,693
4.95% 1/15/13	10,874	11,567
6.7% 11/15/13	2,385	2,684
Deutsche Telekom International Financial BV 3.125% 4/11/16 (e)	8,640	8,819
France Telecom SA 4.375% 7/8/14	12,631	13,757
Qwest Corp. 3.5595% 6/15/13 (j)	17,655	18,141
SBC Communications, Inc.:
5.1% 9/15/14	7,403	8,193
5.875% 2/1/12	4,923	5,096
Telecom Italia Capital SA 6.175% 6/18/14	16,200	17,723
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,588
Verizon Communications, Inc.:
1.95% 3/28/14	17,110	17,445
5.25% 4/15/13	6,850	7,378
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,004
		166,857
Wireless Telecommunication Services - 0.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,826
Verizon Wireless Capital LLC 5.25% 2/1/12	5,544	5,714
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
4.15% 6/10/14	$ 3,995	$ 4,301
5.5% 6/15/11	10,561	10,579
		36,420
TOTAL TELECOMMUNICATION SERVICES		203,277
UTILITIES - 1.6%
Electric Utilities - 0.8%
Alabama Power Co. 4.85% 12/15/12	7,496	7,962
Commonwealth Edison Co. 1.625% 1/15/14	9,926	10,003
EDP Finance BV 5.375% 11/2/12 (e)	10,575	10,822
FirstEnergy Corp. 6.45% 11/15/11	11,495	11,764
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,844
LG&E and KU Energy LLC 2.125% 11/15/15 (e)	5,651	5,507
Mid-American Energy Co. 5.65% 7/15/12	309	325
Niagara Mohawk Power Corp. 3.553% 10/1/14 (e)	14,230	14,881
Progress Energy, Inc. 6.05% 3/15/14	3,658	4,095
Southern Co. 4.15% 5/15/14	1,976	2,122
		69,325
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	12,986	13,232
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
1.8% 3/15/14	3,163	3,200
2.25% 9/1/15	5,149	5,141
6.3% 9/30/66 (j)	7,611	7,535
DTE Energy Co.:
0.9716% 6/3/13 (j)	13,253	13,240
7.05% 6/1/11	9,501	9,501
Sempra Energy 2% 3/15/14	17,216	17,369
		55,986
TOTAL UTILITIES		138,543
TOTAL NONCONVERTIBLE BONDS (Cost $2,262,083)		2,315,495
U.S. Government and Government Agency Obligations - 49.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 9.0%
Fannie Mae:
0.375% 12/28/12	$ 63,570	$ 63,594
0.75% 2/26/13	112,245	112,859
0.75% 12/18/13	4,390	4,380
1.125% 6/27/14	93,049	93,518
1.25% 8/20/13	37,930	38,448
1.25% 2/27/14	24,834	25,113
2.5% 5/15/14	68,673	71,699
2.75% 3/13/14	53,701	56,489
4.375% 9/15/12	5,723	6,021
4.625% 10/15/13	74,550	81,406
4.75% 11/19/12	5,715	6,081
Federal Home Loan Bank 1.125% 5/18/12	21,500	21,678
Freddie Mac:
0.75% 3/28/13	60,587	60,904
1.125% 7/27/12	29,907	30,177
1.375% 2/25/14	80,336	81,437
1.75% 6/15/12	17,506	17,775
2.5% 4/23/14	5,880	6,143
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		777,722
U.S. Treasury Obligations - 38.6%
U.S. Treasury Notes:
0.5% 5/31/13	392,437	392,713
0.75% 5/31/12	251,275	252,582
1% 4/30/12	250,341	252,131
1% 5/15/14 (d)	1,461,331	1,471,005
1.375% 2/15/13	297,187	302,237
1.75% 4/15/13 (h)	551,164	564,816
1.75% 7/31/15	6,081	6,191
2.375% 9/30/14	23,131	24,228
2.375% 10/31/14	63,074	66,050
TOTAL U.S. TREASURY OBLIGATIONS		3,331,953
Other Government Related - 2.1%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (f)	6,100	6,195
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (f)	10,006	10,175
3.125% 6/15/12 (FDIC Guaranteed) (f)	3,916	4,030
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (f)	$ 11,830	$ 12,009
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (f)	22,590	23,075
1.875% 11/15/12 (FDIC Guaranteed) (f)	16,200	16,540
2.25% 12/10/12 (FDIC Guaranteed) (f)	16,520	16,985
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (f)	3,850	3,905
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (f)	19,730	20,174
2.625% 12/28/12 (FDIC Guaranteed) (f)	17,600	18,215
3% 12/9/11 (FDIC Guaranteed) (f)	20,007	20,304
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (f)	2,300	2,336
3.25% 6/15/12 (FDIC Guaranteed) (f)	1,870	1,926
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (f)	2,310	2,347
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (f)	8,140	8,261
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (f)	12,180	12,368
TOTAL OTHER GOVERNMENT RELATED		178,845
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,249,711)		4,288,520
U.S. Government Agency - Mortgage Securities - 3.6%

Fannie Mae - 2.5%
1.975% 10/1/33 (j)	243	251
2.01% 2/1/33 (j)	227	235
2.035% 3/1/35 (j)	195	202
2.042% 12/1/34 (j)	254	265
2.053% 10/1/33 (j)	124	129
2.065% 7/1/35 (j)	98	103
2.149% 3/1/35 (j)	2,523	2,622
2.175% 3/1/35 (j)	41	44
2.38% 5/1/33 (j)	58	60
2.457% 3/1/35 (j)	123	128
2.481% 10/1/35 (j)	492	509
2.517% 5/1/35 (j)	3,164	3,312
2.534% 7/1/34 (j)	124	128
2.542% 7/1/35 (j)	1,021	1,069
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.546% 2/1/35 (j)	$ 3,226	$ 3,387
2.554% 10/1/33 (j)	342	360
2.554% 12/1/34 (j)	1,883	1,979
2.589% 6/1/36 (j)	247	258
2.59% 12/1/33 (j)	1,542	1,617
2.593% 10/1/35 (j)	11,964	12,570
2.603% 7/1/35 (j)	2,613	2,739
2.605% 11/1/36 (j)	466	489
2.62% 11/1/36 (j)	3,470	3,639
2.623% 11/1/34 (j)	1,665	1,733
2.683% 11/1/34 (j)	13,891	14,621
2.743% 8/1/35 (j)	2,221	2,319
2.908% 4/1/35 (j)	5,274	5,533
3.194% 1/1/40 (j)	6,099	6,378
3.243% 10/1/35 (j)	767	811
3.265% 1/1/40 (j)	15,290	16,002
3.277% 2/1/40 (j)	10,515	11,013
3.344% 1/1/40 (j)	9,111	9,566
3.472% 3/1/40 (j)	7,448	7,818
3.54% 12/1/39 (j)	1,751	1,840
3.559% 2/1/40 (j)	3,847	4,046
3.604% 3/1/40 (j)	7,150	7,534
3.658% 3/1/40 (j)	4,363	4,593
3.692% 5/1/40 (j)	4,117	4,340
3.697% 5/1/40 (j)	4,920	5,187
3.744% 1/1/40 (j)	3,872	4,086
3.764% 10/1/39 (j)	9,192	9,702
3.793% 6/1/40 (j)	4,325	4,564
3.972% 11/1/39 (j)	3,744	3,968
4.5% 8/1/18 to 7/1/20	36,745	39,284
5.5% 10/1/17 to 1/1/20	10,591	11,498
6.5% 11/1/11 to 8/1/17	5,006	5,292
7% 10/1/12 to 11/1/18	1,004	1,087
7.5% 6/1/12 to 11/1/31	35	37
TOTAL FANNIE MAE		218,947
Freddie Mac - 1.1%
2.437% 4/1/35 (j)	3,728	3,883
2.499% 1/1/35 (j)	172	180
2.599% 11/1/35 (j)	1,639	1,715
2.723% 6/1/37 (j)	2,201	2,318
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.942% 3/1/33 (j)	$ 38	$ 40
3.086% 8/1/34 (j)	853	895
3.196% 8/1/36 (j)	1,308	1,372
3.281% 10/1/35 (j)	358	382
3.522% 12/1/39 (j)	4,656	4,880
3.547% 4/1/40 (j)	4,638	4,871
3.591% 4/1/40 (j)	4,142	4,354
3.617% 2/1/40 (j)	10,171	10,706
3.801% 4/1/40 (j)	4,062	4,268
3.981% 3/1/40 (j)	4,144	4,382
4.5% 8/1/18 to 11/1/18	29,934	32,025
5% 4/1/20	12,848	13,898
8.5% 5/1/27 to 7/1/28	274	318
12% 11/1/19	7	8
TOTAL FREDDIE MAC		90,495
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,542	2,920
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $303,320)		312,362
Asset-Backed Securities - 10.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	2,108	1,699
Series 2005-1 Class M1, 0.664% 4/25/35 (j)	1,068	748
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (j)	19	19
Class M2, 1.844% 3/25/34 (j)	115	93
Series 2005-HE2 Class M2, 0.644% 4/25/35 (j)	104	100
Series 2006-OP1:
Class M1, 0.474% 4/25/36 (j)	8,000	786
Class M4, 0.564% 4/25/36 (j)	97	0*
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (e)	11,180	11,295
Series 2009-A Class A3, 2.33% 6/17/13 (e)	2,780	2,807
Series 2010-1:
Class A3, 1.45% 5/15/14	1,385	1,394
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust: - continued
Series 2010-1:
Class A4, 2.3% 12/15/14	$ 12,920	$ 13,256
Series 2010-4 Class A3, 0.91% 11/17/14	11,420	11,418
Series 2010-5 Class A3, 1.11% 1/15/15	9,130	9,157
Series 2011-1 Class A3, 1.38% 1/15/15	9,980	10,058
Series 2011-2 Class A3, 1.18% 4/15/15	8,520	8,562
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)	2,980	3,070
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,270
Series 2011-3 Class A2, 1.87% 5/15/16	6,240	6,255
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.249% 10/6/13 (XL Capital Assurance, Inc. Insured) (j)	10,685	10,612
Series 2007-CM Class A4B, 0.289% 4/7/14 (National Public Finance Guarantee Corp. Insured) (j)	14,626	14,507
Series 2010-3 Class A2, 0.77% 12/9/13	7,155	7,159
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,311
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	4,803	4,801
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,088
Series 2011-2 Class A3, 1.61% 10/8/15	12,680	12,781
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.744% 4/25/34 (j)	90	26
Series 2005-R2 Class M1, 0.644% 4/25/35 (j)	1,390	1,200
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (j)	378	289
Series 2004-W7 Class M1, 0.744% 5/25/34 (j)	227	173
Series 2006-W4 Class A2C, 0.354% 5/25/36 (j)	928	284
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.564% 3/25/36 (j)	51	1
Axon Financial Funding Ltd. 0.873% 4/4/17 (b)(e)(j)	2,749	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)	5,416	5,457
Class A4, 3.52% 6/15/16 (e)	5,400	5,571
Series 2009-2A Class A3, 2.13% 9/15/13 (e)	2,743	2,761
Series 2009-3A Class A3, 1.67% 12/15/13 (e)	8,331	8,381
Series 2010-2 Class A3, 1.31% 7/15/14	13,020	13,114
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	1,251	1,254
Series 2010-1 Class A3, 0.82% 4/15/13	10,450	10,468
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
BMW Vehicle Lease Trust: - continued
Series 2011-1 Class A3, 1.06% 2/20/14	$ 12,450	$ 12,500
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (j)	1,083	981
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (j)	26	26
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12	250	252
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,871
Class C, 5.38% 11/15/12	139	143
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,049	2,072
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	11,280	11,545
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,422
Series 2009-A2 Class A2, 3.2% 4/15/14	22,200	22,225
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (e)(j)	292	234
Class B, 0.9458% 7/20/39 (e)(j)	178	73
Class C, 1.2958% 7/20/39 (e)(j)	229	11
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (j)	768	32
Series 2006-NC4 Class M1, 0.494% 10/25/36 (j)	53	4
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (j)	1,214	425
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	17,788	18,888
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,679
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,265
Series 2011-A1 Class A1, 0.388% 3/16/15 (j)	20,170	20,163
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	8,260	8,274
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	28,416	30,558
Series 2009-A3 Class A3, 2.7% 6/24/13	4,020	4,026
Series 2009-A5 Class A5, 2.25% 12/23/14	35,560	36,431
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (e)	1,556	1,558
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (j)	515	29
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (j)	13	12
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust: - continued
Series 2007-4 Class A1A, 0.3326% 9/25/37 (j)	$ 105	$ 101
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.444% 7/25/34 (j)	333	262
Series 2004-3 Class M4, 1.164% 4/25/34 (j)	107	52
Series 2004-4 Class M2, 0.989% 6/25/34 (j)	396	222
Series 2005-3 Class MV1, 0.614% 8/25/35 (j)	479	460
Series 2005-AB1 Class A2, 0.404% 8/25/35 (j)	49	48
Discover Card Master Trust Series 2011-A2 Class A2, 0.4924% 11/16/15 (j)	15,310	15,310
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7745% 5/28/35 (j)	634	490
Class AB3, 0.7199% 5/28/35 (j)	273	194
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (j)	196	113
Series 2006-2 Class M1, 0.504% 7/25/36 (j)	6,145	197
Series 2006-3 Class 2A3, 0.354% 11/25/36 (j)	3,407	1,374
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (e)	2,056	2,057
Series 2010-B Class A3, 0.91% 7/15/13 (e)	11,120	11,131
Ford Credit Auto Owner Trust:
Series 2006-C:
Class B, 5.3% 6/15/12	1,224	1,231
Class C, 5.47% 9/15/12	6,400	6,477
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,638
Class C, 5.8% 2/15/13	4,100	4,209
Series 2009-B Class A3, 2.79% 8/15/13	4,215	4,259
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,580
Series 2009-D Class A3, 2.17% 10/15/13	2,664	2,689
Series 2009-E Class A3, 1.51% 1/15/14	9,822	9,884
Series 2010-B Class A3, 0.98% 10/15/14	7,150	7,182
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.448% 6/15/13 (j)	21,100	21,095
Class B, 0.748% 6/15/13 (j)	520	520
Series 2010-1 Class A, 1.848% 12/15/14 (e)(j)	5,880	5,996
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,467
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	$ 9	$ 9
Series 2007-1:
Class A4, 5.03% 2/16/15	2,281	2,283
Class C, 5.43% 2/16/15	9,937	9,951
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.619% 11/25/34 (j)	410	87
Class M5, 1.694% 11/25/34 (j)	262	34
Series 2005-A:
Class M3, 0.684% 1/25/35 (j)	639	313
Class M4, 0.874% 1/25/35 (j)	245	77
Series 2006-A Class M1, 0.494% 5/25/36 (j)	7,882	419
Series 2006-D Class M1, 0.424% 11/25/36 (j)	56	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (e)(j)	1,714	1,011
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	2,472	1,968
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (e)(j)	162	152
Series 2006-2A:
Class A, 0.378% 11/15/34 (e)(j)	241	200
Class B, 0.478% 11/15/34 (e)(j)	87	56
Class C, 0.578% 11/15/34 (e)(j)	145	72
Class D, 0.948% 11/15/34 (e)(j)	55	14
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	15,000	15,086
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (j)	177	172
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14	6	7
GSAMP Trust:
Series 2004-AR1 Class M1, 0.844% 6/25/34 (j)	1,604	1,082
Series 2007-HE1 Class M1, 0.444% 3/25/47 (j)	658	39
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (e)(j)	3,791	1,971
Class C, 0.744% 9/25/46 (e)(j)	9,428	1,886
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (j)	101	72
Series 2003-3 Class M1, 1.484% 8/25/33 (j)	502	411
Series 2003-5 Class A2, 0.894% 12/25/33 (j)	205	143
Series 2004-1 Class M2, 1.894% 6/25/34 (j)	418	264
Series 2005-5 Class 2A2, 0.444% 11/25/35 (j)	45	44
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.419% 4/25/36 (j)	$ 628	$ 614
Series 2006-8 Class 2A1, 0.244% 3/25/37 (j)	23	23
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	3,751	3,792
Series 2009-3 Class A3, 2.31% 5/15/13	2,652	2,675
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,928
Series 2010-2 Class A3, 1.34% 3/18/14	8,620	8,684
Series 2010-3 Class A3, 0.7% 4/21/14	16,600	16,614
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,604
Series 2011-2 Class A3, 0.94% 3/18/15	10,370	10,388
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (j)	469	398
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (j)	902	417
Hyundai Auto Receivables Trust:
Series 2009-A:
Class A3, 2.03% 8/15/13	3,062	3,086
Class A4, 3.15% 3/15/16	1,490	1,549
Series 2011-A Class A3, 1.16% 4/15/15	5,730	5,759
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	12,090	12,176
Series 2009-B Class A-3, 1.57% 10/15/13	6,268	6,299
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (e)	789	789
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (j)	49	2
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (j)	903	769
Class MV1, 0.424% 11/25/36 (j)	734	480
Series 2007-CH3 Class M1, 0.494% 3/25/37 (j)	137	7
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (j)	477	410
Series 2006-A Class 2C, 1.4585% 3/27/42 (j)	516	104
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	170	171
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.274% 6/25/34 (j)	62	44
Series 2006-6 Class 2A3, 0.344% 7/25/36 (j)	10,254	4,236
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (e)	997	1,023
Series 2006-1A:
Class B, 5.827% 4/20/28 (e)	389	402
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Marriott Vacation Club Owner Trust: - continued
Series 2006-1A:
Class C, 6.125% 4/20/28 (e)	$ 389	$ 400
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (j)	326	19
Series 2007-HE1 Class M1, 0.494% 5/25/37 (j)	528	28
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (e)	17,060	17,153
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	4,546	4,584
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (j)	43	28
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	7	7
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (j)	126	87
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (j)	1,159	998
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (j)	2	2
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (j)	1,421	1,137
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (j)	367	294
Series 2005-NC1 Class M1, 0.634% 1/25/35 (j)	269	183
Series 2005-NC2 Class B1, 1.364% 3/25/35 (j)	280	39
Series 2006-NC4 Class A2D, 0.434% 6/25/36 (j)	7,135	2,599
Series 2007-HE2 Class M1, 0.444% 1/25/37 (j)	63	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (l)	4,449	512
Series 2006-2 Class AIO, 6% 8/25/11 (l)	3,259	31
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	24,605	800
Series 2006-4:
Class A1, 0.224% 3/25/25 (j)	46	46
Class AIO, 6.35% 2/27/12 (l)	4,953	191
Class D, 1.294% 5/25/32 (j)	398	3
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	380	22
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	323	22
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.664% 2/25/36 (j)	327	96
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	431	432
Series 2009-B Class A3, 2.07% 1/15/15	4,482	4,493
Series 2010-A Class A2, 1.1% 3/15/13	2,307	2,308
Series 2010-B:
Class A3, 1.12% 12/15/13	8,820	8,866
Class A4, 1.27% 10/15/16	3,970	3,987
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	$ 6,560	$ 6,599
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0228% 10/30/45 (j)	4,409	4,057
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (b)(e)(j)	381	0
Series 2006-1A Class A, 1.5958% 3/20/11 (b)(e)(j)	792	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (j)	3	3
Series 2007-6 Class 2A1, 0.254% 7/25/37 (j)	7	7
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (j)	3,309	2,025
Class M4, 1.644% 9/25/34 (j)	460	145
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (j)	944	885
Class M4, 1.024% 1/25/36 (j)	994	524
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (j)	1,178	16
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	808	760
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (j)	3	3
Santander Drive Auto Receivables Trust:
Series 2007-2 Class A3, 0.998% 8/15/14 (National Public Finance Guarantee Corp. Insured) (j)	11,300	11,301
Series 2010-2 Class A2, 0.95% 8/15/13	14,023	14,037
Series 2010-3 Class A2, 0.93% 6/17/13	6,170	6,177
Series 2011-1, Class A2, 0.94% 2/18/14	9,690	9,690
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (j)	997	795
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (j)	12	0*
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (j)	11	4
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (j)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (e)(j)	408	389
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.5095% 6/15/21 (j)	7,827	7,640
Series 2004-A:
Class B, 0.8895% 6/15/33 (j)	2,087	1,177
Class C, 1.2595% 6/15/33 (j)	5,771	946
Series 2004-B Class C, 1.1795% 9/15/33 (j)	8,600	4,386
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)	$ 157	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (j)	47	21
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	184	188
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (j)	386	302
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	4,710	4,734
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (e)(j)	265	8
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	6,495	6,532
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	3,750	3,765
Series 2010-A:
Class A3, 0.99% 11/20/13	16,770	16,810
Class A4, 1.18% 10/20/15	970	973
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	14,090	14,174
Wachovia Auto Loan Owner Trust Series 2007-1:
Class C, 5.45% 10/22/12	1,900	1,905
Class D, 5.65% 2/20/13	14,940	14,976
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3458% 3/20/14 (j)	7,440	7,488
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	598	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (e)(j)	7,433	7,425
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)	5	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (e)(j)	5,586	3,296
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	7,210	7,241
TOTAL ASSET-BACKED SECURITIES (Cost $926,357)		880,206
Collateralized Mortgage Obligations - 4.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (e)(j)	$ 15,680	$ 15,694
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (e)	3,639	3,710
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0608% 5/20/36 (j)	2,988	3,030
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.408% 3/15/22 (e)(j)	126	126
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (j)	294	276
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (j)	209	189
Series 2004-A Class 2A2, 2.8609% 2/25/34 (j)	60	53
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (j)	58	53
Class 2A2, 2.8678% 3/25/34 (j)	188	179
Series 2004-D Class 2A2, 2.8778% 5/25/34 (j)	422	387
Series 2004-G Class 2A7, 3.021% 8/25/34 (j)	396	356
Series 2004-H Class 2A1, 3.1658% 9/25/34 (j)	346	310
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6062% 10/12/41 (e)(j)(l)	882	9
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)	2,020	0
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (j)	28	27
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	5,594	5,622
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.4355% 10/18/54 (e)(j)	698	697
Class C2, 0.7455% 10/18/54 (e)(j)	234	233
Class M2, 0.5255% 10/18/54 (e)(j)	402	401
Series 2007-1A Class A2, 0.3555% 10/18/54 (e)(j)	771	770
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.73% 11/20/56 (e)(j)	1,751	1,728
Series 2007-1A Class 3A1, 0.34% 11/20/56 (e)(j)	6,697	6,629
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2958% 12/20/54 (j)	49	32
Series 2006-1A Class C2, 1.3958% 12/20/54 (e)(j)	4,170	2,711
Series 2006-2:
Class C1, 0.6658% 12/20/54 (j)	15,090	9,809
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2:
Class M2, 0.4258% 12/20/54 (j)	$ 3,000	$ 2,295
Series 2006-3 Class C2, 0.6958% 12/20/54 (j)	6,611	4,297
Series 2006-4:
Class B1, 0.2858% 12/20/54 (j)	13,366	11,495
Class C1, 0.5758% 12/20/54 (j)	8,172	5,312
Class M1, 0.3658% 12/20/54 (j)	3,521	2,694
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (j)	1,340	871
Class 1M1, 0.4958% 12/20/54 (j)	881	674
Class 2C1, 1.1558% 12/20/54 (j)	610	397
Class 2M1, 0.6958% 12/20/54 (j)	1,132	866
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (j)	1,568	1,019
Granite Mortgages Series 2003-2 Class 1A3, 0.774% 7/20/43 (j)	5,645	5,490
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.724% 1/20/44 (j)	2,644	2,036
Series 2004-1 Class 2A1, 0.629% 3/20/44 (j)	4,765	4,615
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (j)	242	161
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (j)	634	448
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (j)	25	0*
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (j)	1,031	717
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (e)(j)	151	147
Class C, 0.388% 6/15/22 (e)(j)	926	870
Class D, 0.398% 6/15/22 (e)(j)	356	333
Class E, 0.408% 6/15/22 (e)(j)	570	527
Class F, 0.438% 6/15/22 (e)(j)	984	900
Class G, 0.508% 6/15/22 (e)(j)	214	191
Class H, 0.528% 6/15/22 (e)(j)	428	376
Class J, 0.568% 6/15/22 (e)(j)	499	433
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (j)	1,778	119
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.358% 10/15/33 (j)	19,130	19,023
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (e)(j)	716	585
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0539% 7/10/35 (e)(j)	$ 84	$ 65
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	195	208
Series 2004-SL3 Class A1, 7% 8/25/16	13	13
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (e)(j)	192	177
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (e)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	26	19
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	5,690	5,637
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (j)	2,204	1,568
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3326% 7/25/36 (j)	8,209	8,182
Series 2006-5 Class A1, 0.314% 10/25/46 (j)	3,877	3,854
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 2.7435% 3/25/35 (j)	652	603
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (j)	762	698
TOTAL PRIVATE SPONSOR		140,946
U.S. Government Agency - 2.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	930	955
Series 2006-53 Class WB, 6% 12/25/31	7,250	7,407
Series 2006-64 Class PA, 5.5% 2/25/30	2,930	2,961
Series 2010-123 Class DL, 3.5% 11/25/25	6,687	6,991
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.694% 9/25/23 (j)	2,482	2,484
Series 2010-86 Class FE, 0.644% 8/25/25 (j)	11,192	11,213
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	3,777	4,076
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,998	2,226
Series 2002-56 Class MC, 5.5% 9/25/17	1,153	1,251
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2003-129 Class GF, 0.594% 4/25/30 (j)	$ 1,029	$ 1,031
Series 2003-76 Class BA, 4.5% 3/25/18	4,781	5,051
Series 2011-16 Class FB, 0.344% 3/25/31 (j)	25,440	25,391
Series 2010-143 Class B, 3.5% 12/25/25	10,404	10,899
Freddie Mac sequential payer Series 2508 Class UL, 5% 12/15/16	121	121
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.428% 2/15/19 (j)	22,605	22,628
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	2,314	2,515
Series 2394 Class KD, 6% 12/15/16	1,279	1,388
Series 2417 Class EH, 6% 2/15/17	720	784
Series 2535 Class PC, 6% 9/15/32	2,206	2,390
Series 2770 Class UD, 4.5% 5/15/17	7,365	7,560
Series 2866 Class XE, 4% 12/15/18	9,246	9,676
Series 2901 Class UM, 4.5% 1/15/30	6,353	6,510
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	941	969
Series 2635 Class DG, 4.5% 1/15/18	5,089	5,341
Series 2915 Class DC, 4.5% 3/15/19	4,835	5,017
Series 2970 Class YA, 5% 9/15/18	939	958
Series 3427 Class FX, 0.348% 8/15/18 (j)	4,445	4,442
Series 3555:
Class CM, 4% 12/15/14	22,707	23,435
Class KH, 4% 12/15/14	24,557	25,496
Series 3560 Class LA, 2% 8/15/14	5,792	5,868
Series 3573 Class LC, 1.85% 8/15/14	9,446	9,577
TOTAL U.S. GOVERNMENT AGENCY		216,611
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $354,568)		357,557
Commercial Mortgage Securities - 3.5%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4533% 2/14/43 (j)(l)	$ 15,410	$ 316
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	2,275	2,300
Series 2004-6 Class XP, 0.6677% 12/10/42 (j)(l)	31,380	53
Series 2005-4 Class XP, 0.3506% 7/10/45 (j)(l)	41,490	121
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.668% 3/15/22 (e)(j)	415	404
Class G, 0.728% 3/15/22 (e)(j)	269	254
Series 2006-BIX1:
Class F, 0.508% 10/15/19 (e)(j)	1,104	1,035
Class G, 0.528% 10/15/19 (e)(j)	767	675
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (e)(j)	50	37
Series 2004-1:
Class A, 0.554% 4/25/34 (e)(j)	2,282	1,997
Class B, 2.094% 4/25/34 (e)(j)	243	130
Class M1, 0.754% 4/25/34 (e)(j)	207	157
Class M2, 1.394% 4/25/34 (e)(j)	181	122
Series 2004-2:
Class A, 0.624% 8/25/34 (e)(j)	1,759	1,529
Class M1, 0.774% 8/25/34 (e)(j)	587	422
Series 2004-3:
Class A1, 0.564% 1/25/35 (e)(j)	3,202	2,840
Class A2, 0.614% 1/25/35 (e)(j)	455	400
Class M1, 0.694% 1/25/35 (e)(j)	225	159
Class M2, 1.194% 1/25/35 (e)(j)	128	86
Series 2005-2A:
Class A1, 0.504% 8/25/35 (e)(j)	858	708
Class M1, 0.624% 8/25/35 (e)(j)	59	39
Class M2, 0.674% 8/25/35 (e)(j)	98	58
Class M3, 0.694% 8/25/35 (e)(j)	54	31
Class M4, 0.804% 8/25/35 (e)(j)	50	27
Series 2005-3A:
Class A1, 0.514% 11/25/35 (e)(j)	444	369
Class A2, 0.594% 11/25/35 (e)(j)	309	258
Class M1, 0.634% 11/25/35 (e)(j)	52	34
Class M2, 0.684% 11/25/35 (e)(j)	67	40
Class M3, 0.704% 11/25/35 (e)(j)	60	34
Class M4, 0.794% 11/25/35 (e)(j)	74	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.584% 1/25/36 (e)(j)	$ 4,284	$ 3,618
Class B1, 1.594% 1/25/36 (e)(j)	336	118
Class M1, 0.644% 1/25/36 (e)(j)	1,368	886
Class M2, 0.664% 1/25/36 (e)(j)	445	271
Class M3, 0.694% 1/25/36 (e)(j)	589	331
Class M4, 0.804% 1/25/36 (e)(j)	327	168
Class M5, 0.844% 1/25/36 (e)(j)	327	156
Class M6, 0.894% 1/25/36 (e)(j)	332	139
Series 2006-1:
Class A2, 0.554% 4/25/36 (e)(j)	1,409	1,167
Class M1, 0.574% 4/25/36 (e)(j)	438	309
Class M2, 0.594% 4/25/36 (e)(j)	463	304
Class M3, 0.614% 4/25/36 (e)(j)	398	249
Class M4, 0.714% 4/25/36 (e)(j)	226	135
Class M5, 0.754% 4/25/36 (e)(j)	218	119
Class M6, 0.834% 4/25/36 (e)(j)	475	227
Series 2006-2A:
Class A1, 0.424% 7/25/36 (e)(j)	1,572	1,251
Class A2, 0.474% 7/25/36 (e)(j)	1,164	915
Class B1, 1.064% 7/25/36 (e)(j)	421	154
Class B3, 2.894% 7/25/36 (e)(j)	695	212
Class M1, 0.504% 7/25/36 (e)(j)	1,222	800
Class M2, 0.524% 7/25/36 (e)(j)	860	526
Class M3, 0.544% 7/25/36 (e)(j)	681	409
Class M4, 0.614% 7/25/36 (e)(j)	456	264
Class M5, 0.664% 7/25/36 (e)(j)	562	315
Class M6, 0.734% 7/25/36 (e)(j)	884	373
Series 2006-3A:
Class B1, 0.994% 10/25/36 (e)(j)	97	13
Class B2, 1.544% 10/25/36 (e)(j)	70	7
Class B3, 2.794% 10/25/36 (e)(j)	114	6
Class M4, 0.624% 10/25/36 (e)(j)	107	36
Class M5, 0.674% 10/25/36 (e)(j)	128	38
Class M6, 0.754% 10/25/36 (e)(j)	251	55
Series 2006-4A:
Class A1, 0.424% 12/25/36 (e)(j)	493	399
Class A2, 0.464% 12/25/36 (e)(j)	2,233	1,652
Class B1, 0.894% 12/25/36 (e)(j)	77	12
Class B2, 1.444% 12/25/36 (e)(j)	80	10
Class B3, 2.644% 12/25/36 (e)(j)	134	12
Class M1, 0.484% 12/25/36 (e)(j)	160	72
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.504% 12/25/36 (e)(j)	$ 107	$ 44
Class M3, 0.534% 12/25/36 (e)(j)	109	38
Class M4, 0.594% 12/25/36 (e)(j)	130	39
Class M5, 0.634% 12/25/36 (e)(j)	120	29
Class M6, 0.714% 12/25/36 (e)(j)	107	22
Series 2007-1:
Class A2, 0.464% 3/25/37 (e)(j)	2,309	1,535
Class B1, 0.864% 3/25/37 (e)(j)	741	111
Class B2, 1.344% 3/25/37 (e)(j)	534	61
Class B3, 3.544% 3/25/37 (e)(j)	1,211	67
Class M1, 0.464% 3/25/37 (e)(j)	627	257
Class M2, 0.484% 3/25/37 (e)(j)	471	160
Class M3, 0.514% 3/25/37 (e)(j)	418	130
Class M4, 0.564% 3/25/37 (e)(j)	321	84
Class M5, 0.614% 3/25/37 (e)(j)	525	115
Class M6, 0.694% 3/25/37 (e)(j)	733	139
Series 2007-2A:
Class A1, 0.464% 7/25/37 (e)(j)	396	293
Class A2, 0.514% 7/25/37 (e)(j)	371	236
Class B1, 1.794% 7/25/37 (e)(j)	115	11
Class B2, 2.444% 7/25/37 (e)(j)	100	7
Class B3, 3.544% 7/25/37 (e)(j)	113	6
Class M1, 0.564% 7/25/37 (e)(j)	132	46
Class M2, 0.604% 7/25/37 (e)(j)	73	20
Class M3, 0.684% 7/25/37 (e)(j)	74	15
Class M4, 0.844% 7/25/37 (e)(j)	144	24
Class M5, 0.944% 7/25/37 (e)(j)	127	19
Class M6, 1.194% 7/25/37 (e)(j)	161	20
Series 2007-3:
Class A2, 0.484% 7/25/37 (e)(j)	575	385
Class B1, 1.144% 7/25/37 (e)(j)	502	74
Class B2, 1.794% 7/25/37 (e)(j)	1,293	149
Class B3, 4.194% 7/25/37 (e)(j)	668	44
Class M1, 0.504% 7/25/37 (e)(j)	433	168
Class M2, 0.534% 7/25/37 (e)(j)	465	151
Class M3, 0.564% 7/25/37 (e)(j)	754	205
Class M4, 0.694% 7/25/37 (e)(j)	1,183	283
Class M5, 0.794% 7/25/37 (e)(j)	600	126
Class M6, 0.994% 7/25/37 (e)(j)	457	82
Series 2007-4A:
Class A2, 0.744% 9/25/37 (e)(j)	4,584	2,190
Class B1, 2.744% 9/25/37 (e)(j)	775	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B2, 3.644% 9/25/37 (e)(j)	$ 2,885	$ 87
Class M1, 1.144% 9/25/37 (e)(j)	723	130
Class M2, 1.244% 9/25/37 (e)(j)	723	101
Class M4, 1.794% 9/25/37 (e)(j)	1,899	152
Class M5, 1.944% 9/25/37 (e)(j)	1,899	133
Class M6, 2.144% 9/25/37 (e)(j)	1,899	114
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(l)	16,574	663
Series 2006-2A Class IO, 2.4155% 7/25/36 (c)(e)(l)	44,991	2,178
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.6205% 3/11/39 (j)	7,404	7,834
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (e)(j)	542	488
Class H, 0.848% 3/15/19 (e)(j)	365	310
Class J, 1.048% 3/15/19 (e)(j)	274	233
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (e)(j)	303	276
Class E, 0.498% 3/15/22 (e)(j)	1,576	1,423
Class F, 0.548% 3/15/22 (e)(j)	967	854
Class G, 0.598% 3/15/22 (e)(j)	248	211
Class H, 0.748% 3/15/22 (e)(j)	303	252
Class J, 0.898% 3/15/22 (e)(j)	303	232
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	275	275
Series 2007-PW17:
Class A1, 5.282% 6/11/50	3,677	3,758
Class A2, 5.574% 6/11/50	3,020	3,094
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (e)(j)(l)	55,343	86
Series 2004-PWR6 Class X2, 0.7962% 11/11/41 (j)(l)	17,880	182
Series 2005-PWR9 Class X2, 0.5324% 9/11/42 (e)(j)(l)	112,943	958
Series 2006-PW13 Class A1, 5.294% 9/11/41	2,228	2,236
Series 2007-T28 Class A1, 5.422% 9/11/42	1,665	1,679
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (e)(j)	5,137	3,972
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.4992% 5/15/35 (e)(j)(l)	68,415	1,430
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5271% 8/15/21 (e)(j)	$ 323	$ 322
Class H, 0.5671% 8/15/21 (e)(j)	258	254
Series 2004-C2 Class XP, 1.1025% 10/15/41 (e)(j)(l)	23,133	108
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	137	137
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	2,970	2,988
Series 2006-CD3 Class X3, 0.6265% 10/15/48 (j)(l)	239,107	2,755
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	10,722	10,962
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (e)(j)	3,540	3,367
Class D, 0.508% 4/15/17 (e)(j)	640	589
Class E, 0.568% 4/15/17 (e)(j)	204	184
Class F, 0.608% 4/15/17 (e)(j)	116	102
Class G, 0.748% 4/15/17 (e)(j)	116	98
Class H, 0.818% 4/15/17 (e)(j)	116	93
Class J, 1.048% 4/15/17 (e)(j)	89	62
Series 2005-FL11:
Class F, 0.648% 11/15/17 (e)(j)	125	116
Class G, 0.698% 11/15/17 (e)(j)	87	79
Series 2006-CN2A Class A2FL, 0.4295% 2/5/19 (e)(j)	3,060	3,020
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)	7,645	7,655
Class AJFX, 5.478% 2/5/19 (e)	4,380	4,416
Series 2005-LP5 Class XP, 0.4427% 5/10/43 (j)(l)	26,136	74
Series 2006-C8 Class XP, 0.6858% 12/10/46 (j)(l)	4,769	51
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	76	76
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.9052% 6/15/39 (j)	4,720	4,818
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (j)(l)	195,837	3,180
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	1,907	1,923
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (j)(l)	76,901	166
Series 2005-C1 Class ASP, 0.489% 2/15/38 (e)(j)(l)	178,945	531
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2005-C2 Class ASP, 0.7017% 4/15/37 (e)(j)(l)	$ 35,216	$ 192
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.368% 2/15/22 (e)(j)	1,256	1,130
0.468% 2/15/22 (e)(j)	448	386
Class F, 0.518% 2/15/22 (e)(j)	897	753
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,647	6,661
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 1.2156% 5/15/33 (e)(j)(l)	12,931	78
Series 2007-C1 Class XP, 0.3797% 12/10/49 (j)(l)	3,344	17
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	4,808	4,986
Series 2004-C3 Class X2, 0.7915% 12/10/41 (j)(l)	23,797	60
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (e)(j)	8,330	7,675
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (j)	17,268	17,289
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (e)(j)(l)	98,497	450
Series 2006-GG7 Class A2, 6.032% 7/10/38 (j)	6,989	6,996
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.649% 6/6/20 (e)(j)	562	510
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(j)	4,021	3,965
Class D, 2.3636% 3/6/20 (e)(j)	1,390	1,371
Class E, 2.6688% 3/6/20 (e)(j)	1,905	1,881
Class F, 2.8433% 3/6/20 (e)(j)	967	953
Class G, 3.0177% 3/6/20 (e)(j)	479	472
Class H, 3.5846% 3/6/20 (e)(j)	799	792
Class J, 4.4568% 3/6/20 (e)(j)	1,146	1,141
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	4,810	4,891
Series 2006-GG6 Class A2, 5.506% 4/10/38	7,194	7,190
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	12,524	12,598
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2005-LDP5 Class A2, 5.198% 12/15/44	$ 7,862	$ 8,006
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A2, 6.047% 4/15/45 (j)	1,312	1,311
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.328% 11/15/18 (e)(j)	5,000	4,850
Class D, 0.428% 11/15/18 (e)(j)	129	116
Class E, 0.478% 11/15/18 (e)(j)	184	168
Class F, 0.528% 11/15/18 (e)(j)	276	246
Class G, 0.558% 11/15/18 (e)(j)	240	206
Class H, 0.698% 11/15/18 (e)(j)	184	151
sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,310	3,363
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	8,364	8,367
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	1,097	1,101
Series 2006-C7 Class A1, 5.279% 11/15/38	189	189
Series 2007-C1 Class A1, 5.391% 2/15/40 (j)	781	788
Series 2007-C6 Class A2, 5.845% 7/15/40	4,962	5,127
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,461
Series 2004-C6 Class XCP, 0.8859% 8/15/36 (e)(j)(l)	25,928	38
Series 2006-C1 Class XCP, 0.5157% 2/15/41 (j)(l)	166,324	1,017
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (j)(l)	104,297	1,575
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (j)(l)	38,776	438
Series 2007-C2 Class XCP, 0.7286% 2/15/40 (j)(l)	188,272	2,636
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.538% 9/15/21 (e)(j)	770	662
Class G, 0.558% 9/15/21 (e)(j)	1,521	1,247
Class H, 0.598% 9/15/21 (e)(j)	392	310
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,457	1,456
Series 2005-MCP1 Class XP, 0.8296% 6/12/43 (j)(l)	33,837	425
Series 2005-MKB2 Class XP, 0.4027% 9/12/42 (j)(l)	15,327	71
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	504	507
Series 2007-8 Class A1, 4.622% 8/12/49	1,460	1,471
Series 2007-9 Class A2, 5.59% 9/12/49	4,321	4,454
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-4 Class XP, 0.829% 12/12/49 (j)(l)	$ 89,130	$ 1,568
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (e)(j)	241	120
Series 2007-XCLA Class A1, 0.398% 7/17/17 (e)(j)	740	681
Series 2007-XLFA:
Class B, 0.328% 10/15/20 (e)(j)	202	193
Class C, 0.358% 10/15/20 (e)(j)	2,400	2,236
Class D, 0.388% 10/15/20 (e)(j)	1,889	1,701
Class E, 0.448% 10/15/20 (e)(j)	562	499
Class F, 0.498% 10/15/20 (e)(j)	337	293
Class G, 0.538% 10/15/20 (e)(j)	417	332
Class H, 0.628% 10/15/20 (e)(j)	262	189
Class J, 0.778% 10/15/20 (e)(j)	300	157
Class MHRO, 0.888% 10/15/20 (e)(j)	156	134
Class MJPM, 1.198% 10/15/20 (e)(j)	8	7
Class NHRO, 1.088% 10/15/20 (e)(j)	230	189
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (e)(j)(l)	21,217	50
Series 2007-HQ11 Class A1, 5.246% 2/12/44	675	678
Series 2007-IQ13 Class A1, 5.05% 3/15/44	26	27
Series 2007-IQ14 Class A2, 5.61% 4/15/49	11,353	11,788
Series 2007-T25 Class A1, 5.391% 11/12/49	51	51
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (e)(j)(l)	45,013	147
Series 2005-HQ5 Class X2, 0.3448% 1/14/42 (j)(l)	33,150	149
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (e)(j)(l)	39,175	263
Series 2005-TOP17 Class X2, 0.7583% 12/13/41 (j)(l)	28,701	267
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (e)(j)(l)	2,281	18
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (e)	3,490	3,542
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (e)(j)	1,081	1,038
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (e)(j)	938	799
Class F, 0.5371% 8/11/18 (e)(j)	1,264	1,032
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 0.5571% 8/11/18 (e)(j)	$ 1,198	$ 813
Class J, 0.7971% 8/11/18 (e)(j)	266	145
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (e)(j)	68	51
Class AP2, 0.998% 6/15/20 (e)(j)	112	78
Class F, 0.678% 6/15/20 (e)(j)	2,172	1,781
sequential payer Series 2006-C29 Class A1, 5.11% 11/15/48	36	36
Series 2006-C23 Class X, 0.2549% 1/15/45 (e)(j)(l)	879,013	2,222
Series 2007-C30 Class XP, 0.6357% 12/15/43 (e)(j)(l)	233,405	2,649
Series 2007-C31A Class A2, 5.421% 4/15/47	10,231	10,672
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (e)	3,595	3,612
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $326,470)		304,684
Municipal Securities - 0.7%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	10,101
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.85%, tender 9/1/11 (g)(j)(k)	19,550	19,550
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (j)	3,000	3,014
Series 2007 B, 1.9%, tender 6/1/12 (j)	3,000	3,011
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.55%, tender 7/1/11 (j)	3,100	3,100
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (j)(k)	15,900	15,929
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.7%, tender 7/1/11 (j)(k)	5,100	5,101
TOTAL MUNICIPAL SECURITIES (Cost $59,559)		59,806
Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Ontario Province 1.375% 1/27/14 (Cost $28,165)	$ 28,250	$ 28,584
Bank Notes - 0.1%

National City Bank, Cleveland 0.4105% 3/1/13 (j) (Cost $5,408)	5,470	5,456
Certificates of Deposit - 0.3%

Bank of Tokyo-Mitsubishi yankee 0.4% 8/8/11 (Cost $21,000)	21,000	21,005
Cash Equivalents - 10.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11:
(Collateralized by U.S. Government Obligations) # (a)	833,131	833,128
(Collateralized by U.S. Government Obligations) #	68,770	68,770
TOTAL CASH EQUIVALENTS (Cost $901,898)		901,898
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $9,438,539)		9,475,573
NET OTHER ASSETS (LIABILITIES) - (9.7)%		(839,038)
NET ASSETS - 100%		$ 8,636,535
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)

	August 2034	$ 276	$ (153)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (i)	Oct. 2034	334	(139)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (i)	April 2032	129	(76)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (i)	Feb. 2034	4	(4)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (i)	Oct. 2034	365	(138)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	271	(204)
		$ 1,379	$ (714)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $736,710,000 or 8.5% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $178,845,000 or 2.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,455,000.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,608,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 5,551
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$68,770,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 2,066
HSBC Securities (USA), Inc.	12,394
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,263
Mizuho Securities USA, Inc.	37,180
Societe Generale	3,927
Wells Fargo Securities LLC	9,940
$ 68,770
$833,128,000 due 6/01/11 at 0.14%
J.P. Morgan Securities, Inc.	$ 542,667
Societe Generale	290,461
$ 833,128
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,315,495	$ -	$ 2,309,887	$ 5,608
U.S. Government and Government Agency Obligations	4,288,520	-	4,288,520	-
U.S. Government Agency - Mortgage Securities	312,362	-	312,362	-
Asset-Backed Securities	880,206	-	860,799	19,407
Collateralized Mortgage Obligations	357,557	-	357,438	119
Commercial Mortgage Securities	304,684	-	253,220	51,464
Municipal Securities	59,806	-	59,806	-
Foreign Government and Government Agency Obligations	28,584	-	28,584	-
Bank Notes	5,456	-	5,456	-
Certificates of Deposit	21,005	-	21,005	-
Cash Equivalents	901,898	-	901,898	-
Total Investments in Securities:	$ 9,475,573	$ -	$ 9,398,975	$ 76,598
Derivative Instruments:
Liabilities
Swap Agreements	$ (714)	$ -	$ -	$ (714)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 87,853
Total Realized Gain (Loss)	(1,245)
Total Unrealized Gain (Loss)	20,967
Cost of Purchases	8,084
Proceeds of Sales	(26,537)
Amortization/Accretion	(748)
Transfers in to Level 3	7,657
Transfers out of Level 3	(19,433)
Ending Balance	$ 76,598
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 11,763
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (892)
Total Unrealized Gain (Loss)	178
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (714)
Realized gain (loss) on Swap Agreements for the period	$ 29
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2011	$ 178

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $9,442,228,000. Net unrealized appreciation aggregated $33,345,000, of which $143,898,000 related to appreciated investment securities and $110,553,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,379,000 representing 0.0% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Investment Grade
Bond Fund -
Series Investment Grade Bond
Class F

May 31, 2011

1.873112.102

LIG-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 7,807,000	$ 7,915,267
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	5,740,000	6,504,511
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	9,914,867
		16,419,378
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	4,835,000	4,909,889
5.375% 1/15/16	12,104,000	13,149,289
5.875% 1/15/36	12,447,000	12,045,348
6.375% 6/15/14	24,690,000	27,536,090
Whirlpool Corp. 6.125% 6/15/11	2,381,000	2,385,248
		60,025,864
Media - 1.4%
Comcast Corp.:
4.95% 6/15/16	9,131,000	10,029,500
5.15% 3/1/20	1,226,000	1,319,535
5.7% 5/15/18	12,823,000	14,363,414
5.9% 3/15/16	3,813,000	4,342,584
6.4% 3/1/40	29,536,000	32,194,919
6.45% 3/15/37	4,665,000	5,070,869
6.55% 7/1/39	10,000,000	11,055,120
COX Communications, Inc. 4.625% 6/1/13	3,122,000	3,322,476
Discovery Communications LLC:
3.7% 6/1/15	11,423,000	12,043,405
6.35% 6/1/40	10,151,000	10,945,113
Liberty Media Corp. 8.25% 2/1/30	2,081,000	2,026,374
NBC Universal, Inc.:
3.65% 4/30/15 (e)	6,432,000	6,762,624
5.15% 4/30/20 (e)	28,753,000	30,588,563
6.4% 4/30/40 (e)	13,528,000	14,698,713
News America Holdings, Inc. 7.75% 12/1/45	2,466,000	3,011,405
News America, Inc.:
6.15% 3/1/37	5,610,000	5,814,748
6.15% 2/15/41 (e)	15,000,000	15,386,955
6.2% 12/15/34	7,989,000	8,297,240
Time Warner Cable, Inc.:
5.4% 7/2/12	3,410,000	3,576,319
5.85% 5/1/17	17,523,000	19,606,818
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.2% 7/1/13	$ 3,242,000	$ 3,565,516
6.75% 7/1/18	23,280,000	27,063,768
Time Warner, Inc.:
3.15% 7/15/15	12,747,000	13,150,787
5.875% 11/15/16	4,039,000	4,623,564
6.2% 3/15/40	15,555,000	16,206,910
6.5% 11/15/36	6,573,000	7,084,425
Viacom, Inc.:
3.5% 4/1/17	15,103,000	15,399,744
6.75% 10/5/37	3,475,000	3,925,231
		305,476,639
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	1,561,000	1,676,511
TOTAL CONSUMER DISCRETIONARY		391,513,659
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	391,000	401,189
5.375% 11/15/14	12,487,000	13,982,418
7.2% 1/15/14	8,300,000	9,504,247
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,315,206
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,102,389
FBG Finance Ltd. 5.125% 6/15/15 (e)	11,614,000	12,688,911
		40,994,360
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
4.125% 5/15/21	23,846,000	23,453,566
6.302% 6/1/37 (i)	2,287,000	2,264,130
		25,717,696
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (e)	2,169,000	2,509,967
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,438,207
Kraft Foods, Inc.:
5.375% 2/10/20	14,630,000	16,014,291
5.625% 11/1/11	908,000	926,498
6.125% 2/1/18	11,078,000	12,744,696
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.25% 6/1/12	$ 2,162,000	$ 2,277,237
6.5% 8/11/17	28,164,000	33,074,675
6.75% 2/19/14	1,258,000	1,429,079
		71,414,650
Tobacco - 0.5%
Altria Group, Inc.:
8.5% 11/10/13	920,000	1,073,268
9.25% 8/6/19	4,577,000	6,046,158
9.7% 11/10/18	43,684,000	58,338,278
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,902,086
5.65% 5/16/18	2,251,000	2,566,018
Reynolds American, Inc.:
6.75% 6/15/17	10,391,000	12,154,103
7.25% 6/15/37	15,680,000	17,530,099
		101,610,010
TOTAL CONSUMER STAPLES		239,736,716
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
5.35% 3/15/20 (e)	11,804,000	12,611,051
6.75% 9/15/37 (e)	2,991,000	3,369,347
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,503,652
6.5% 4/1/20	2,078,000	2,385,700
Noble Holding International Ltd. 3.45% 8/1/15	1,779,000	1,848,358
Weatherford International Ltd.:
4.95% 10/15/13	2,431,000	2,603,331
5.15% 3/15/13	7,716,000	8,196,259
		49,517,698
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,544,674
6.375% 9/15/17	42,765,000	49,170,299
BW Group Ltd. 6.625% 6/28/17 (e)	4,126,000	4,170,388
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.15% 2/1/13	$ 6,276,000	$ 6,696,919
5.7% 5/15/17	4,557,000	5,250,170
ConocoPhillips:
4.4% 5/15/13	20,500,000	21,931,351
5.75% 2/1/19	12,956,000	15,100,101
Duke Capital LLC 6.25% 2/15/13	699,000	756,446
Duke Energy Field Services:
5.375% 10/15/15 (e)	1,706,000	1,901,069
6.45% 11/3/36 (e)	7,882,000	8,443,214
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,487,782
EnCana Corp.:
4.75% 10/15/13	930,000	1,003,506
6.3% 11/1/11	2,412,000	2,469,673
EnCana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,508,133
Enterprise Products Operating LP:
5.6% 10/15/14	1,361,000	1,518,876
5.65% 4/1/13	487,000	525,027
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)	5,389,000	5,626,924
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	9,551,000	11,318,957
Marathon Petroleum Corp. 5.125% 3/1/21 (e)	20,728,000	21,622,102
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	17,029,000	18,733,858
Motiva Enterprises LLC:
5.75% 1/15/20 (e)	6,844,000	7,710,012
6.85% 1/15/40 (e)	19,290,000	22,989,320
Nakilat, Inc. 6.067% 12/31/33 (e)	5,435,000	5,516,525
Nexen, Inc.:
5.2% 3/10/15	1,267,000	1,392,253
5.875% 3/10/35	4,330,000	4,253,389
6.2% 7/30/19	1,700,000	1,933,699
6.4% 5/15/37	22,414,000	23,179,393
NGPL PipeCo LLC 6.514% 12/15/12 (e)	6,869,000	7,243,361
Pemex Project Funding Master Trust 0.9095% 12/3/12 (e)(i)	4,867,000	4,854,833
Petro-Canada:
6.05% 5/15/18	2,920,000	3,352,110
6.8% 5/15/38	4,427,000	5,164,764
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,024,299
5.75% 1/20/20	30,188,000	32,017,936
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40	$ 11,451,000	$ 12,424,335
7.875% 3/15/19	14,377,000	17,346,569
Petroleos Mexicanos 6% 3/5/20	1,813,000	1,964,386
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	8,916,000	9,396,938
4.25% 9/1/12	1,368,000	1,420,330
5% 2/1/21	5,638,000	5,865,443
6.125% 1/15/17	5,000,000	5,648,815
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (e)	2,500,200	2,740,844
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	6,678,000	6,928,425
5.5% 9/30/14 (e)	9,333,000	10,172,970
5.832% 9/30/16 (e)	1,517,943	1,654,558
6.75% 9/30/19 (e)	6,109,000	7,010,078
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	3,795,000	4,082,631
Southeast Supply Header LLC 4.85% 8/15/14 (e)	1,033,000	1,104,099
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,552,372
Suncor Energy, Inc.:
6.1% 6/1/18	9,550,000	11,013,404
6.5% 6/15/38	1,052,000	1,193,461
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	5,045,924
Texas Eastern Transmission LP 6% 9/15/17 (e)	12,691,000	14,736,155
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,292,022
Western Gas Partners LP 5.375% 6/1/21	21,567,000	22,299,847
XTO Energy, Inc.:
4.9% 2/1/14	751,000	826,276
5% 1/31/15	1,222,000	1,371,033
5.65% 4/1/16	839,000	977,135
6.25% 8/1/17	4,098,000	5,000,376
		491,479,789
TOTAL ENERGY		540,997,487
FINANCIALS - 10.0%
Capital Markets - 1.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	8,920,000	9,860,311
BlackRock, Inc. 4.25% 5/24/21	5,250,000	5,237,867
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 17,599,000	$ 17,868,740
5.95% 1/18/18	9,760,000	10,573,437
6% 6/15/20	47,000,000	50,509,537
6.15% 4/1/18	10,942,000	11,997,181
6.25% 2/1/41	13,223,000	13,364,737
6.75% 10/1/37	1,467,000	1,474,023
Janus Capital Group, Inc. 5.875% 9/15/11 (c)	6,169,000	6,224,459
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,604,377
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	40,658,950
Lazard Group LLC:
6.85% 6/15/17	7,532,000	8,430,116
7.125% 5/15/15	8,656,000	9,754,576
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	19,177,000	20,416,851
6.4% 8/28/17	7,888,000	8,851,567
6.875% 4/25/18	16,189,000	18,449,373
Morgan Stanley:
4% 7/24/15	9,059,000	9,380,468
4.75% 4/1/14	6,943,000	7,320,415
5.45% 1/9/17	10,500,000	11,322,245
5.625% 9/23/19	16,919,000	17,663,078
5.75% 1/25/21	10,000,000	10,458,580
5.95% 12/28/17	1,904,000	2,088,915
6% 5/13/14	13,777,000	15,124,391
6% 4/28/15	3,982,000	4,418,762
6.625% 4/1/18	9,869,000	11,109,158
7.3% 5/13/19	22,127,000	25,480,878
UBS AG Stamford Branch 3.875% 1/15/15	20,000,000	21,126,980
		370,769,972
Commercial Banks - 1.7%
Bank of America NA:
5.3% 3/15/17	18,193,000	19,236,660
6.1% 6/15/17	1,076,000	1,184,203
BB&T Capital Trust IV 6.82% 6/12/77 (i)	524,000	535,790
Credit Suisse (Guernsey) Ltd. 5.86% (f)(i)	5,543,000	5,390,568
Credit Suisse New York Branch 6% 2/15/18	25,069,000	27,593,574
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (e)(i)	5,956,000	5,881,550
Discover Bank:
7% 4/15/20	267,000	304,360
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank: - continued
8.7% 11/18/19	$ 16,188,000	$ 20,197,120
Export-Import Bank of Korea:
5.25% 2/10/14 (e)	3,328,000	3,580,845
5.5% 10/17/12	3,148,000	3,311,488
Fifth Third Bancorp:
3.625% 1/25/16	10,288,000	10,523,760
4.5% 6/1/18	2,562,000	2,557,125
8.25% 3/1/38	12,528,000	15,627,327
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,139,710
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	6,571,000	6,521,718
HBOS PLC 6.75% 5/21/18 (e)	4,594,000	4,636,421
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,139,974
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,822,277
KeyBank NA:
5.45% 3/3/16	6,295,000	6,874,291
5.8% 7/1/14	14,023,000	15,444,736
6.95% 2/1/28	3,200,000	3,626,224
KeyCorp. 5.1% 3/24/21	10,224,000	10,641,119
Korea Development Bank 5.75% 9/10/13	2,804,000	3,044,872
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (i)	397,000	397,078
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	8,145,294
5% 1/17/17	10,979,000	11,946,316
5.25% 9/4/12	5,004,000	5,207,793
Regions Bank:
6.45% 6/26/37	18,578,000	17,348,136
7.5% 5/15/18	9,871,000	10,683,334
Regions Financial Corp.:
0.4785% 6/26/12 (i)	951,000	924,933
5.75% 6/15/15	3,253,000	3,326,193
7.75% 11/10/14	8,459,000	9,273,602
SunTrust Banks, Inc. 3.6% 4/15/16	17,434,000	17,849,871
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(i)	3,046,000	3,052,866
UnionBanCal Corp. 5.25% 12/16/13	925,000	998,960
Wachovia Bank NA:
4.8% 11/1/14	1,049,000	1,137,673
4.875% 2/1/15	1,893,000	2,050,443
5.85% 2/1/37	7,795,000	8,174,258
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
4.875% 2/15/14	$ 734,000	$ 790,166
5.625% 10/15/16	14,742,000	16,466,357
5.75% 6/15/17	2,050,000	2,328,714
5.75% 2/1/18	4,000,000	4,500,776
Wells Fargo & Co.:
3.625% 4/15/15	8,996,000	9,495,494
3.676% 6/15/16	26,564,000	27,604,406
3.75% 10/1/14	8,062,000	8,582,450
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	5,003,358
		356,104,183
Consumer Finance - 0.9%
Capital One Financial Corp. 5.7% 9/15/11	6,468,000	6,562,071
Discover Financial Services:
6.45% 6/12/17	16,773,000	18,872,762
10.25% 7/15/19	15,329,000	20,440,869
General Electric Capital Corp.:
2.25% 11/9/15	18,930,000	18,672,514
2.95% 5/9/16	5,375,000	5,393,098
3.5% 6/29/15	5,553,000	5,815,179
4.625% 1/7/21	42,124,000	42,744,655
5.625% 9/15/17	3,505,000	3,917,311
5.625% 5/1/18	10,000,000	11,057,140
5.875% 1/14/38	3,000,000	3,121,728
6% 8/7/19	22,000,000	24,640,198
6.375% 11/15/67 (i)	10,755,000	11,185,200
Household Finance Corp. 6.375% 10/15/11	3,570,000	3,647,987
HSBC Finance Corp. 5.9% 6/19/12	11,627,000	12,232,674
SLM Corp.:
0.5038% 10/25/11 (i)	10,097,000	10,072,303
0.5738% 1/27/14 (i)	918,000	874,622
5.375% 1/15/13	2,851,000	2,987,181
		202,237,492
Diversified Financial Services - 1.9%
Bank of America Corp. 5.75% 12/1/17	29,302,000	31,778,986
BP Capital Markets PLC:
3.125% 10/1/15	17,104,000	17,517,746
3.625% 5/8/14	2,002,000	2,106,404
4.5% 10/1/20	11,831,000	12,117,085
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
4.742% 3/11/21	$ 12,000,000	$ 12,417,684
Capital One Capital V 10.25% 8/15/39	9,719,000	10,338,586
Citigroup, Inc.:
4.75% 5/19/15	40,390,000	43,333,583
5.375% 8/9/20	20,000,000	21,073,320
5.5% 4/11/13	26,194,000	28,018,203
6.125% 5/15/18	25,399,000	28,334,235
6.5% 8/19/13	20,989,000	23,074,677
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	20,586,252
JPMorgan Chase & Co.:
3.4% 6/24/15	1,808,000	1,868,948
4.25% 10/15/20	30,000,000	29,512,050
4.625% 5/10/21	43,909,000	44,065,975
4.65% 6/1/14	20,000,000	21,653,640
6.3% 4/23/19	10,326,000	11,792,189
ORIX Corp. 5.48% 11/22/11	269,000	274,112
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	6,865,000	7,189,309
5.35% 4/15/12 (e)	1,620,000	1,661,898
5.5% 1/15/14 (e)	4,958,000	5,336,905
5.7% 4/15/17 (e)	2,366,000	2,481,243
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,087,126
5.15% 3/15/20	11,097,000	11,904,451
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)	5,304,000	5,675,280
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(i)	7,307,000	7,635,815
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(i)	2,103,000	2,125,039
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(i)	1,824,000	1,883,280
		415,844,021
Insurance - 1.3%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,977,965
Aon Corp.:
3.125% 5/27/16	10,482,000	10,532,743
3.5% 9/30/15	6,878,000	7,101,948
5% 9/30/20	7,271,000	7,527,979
6.25% 9/30/40	4,660,000	5,017,972
Assurant, Inc. 5.625% 2/15/14	6,168,000	6,625,746
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,372,955
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(i)	$ 11,133,000	$ 11,689,650
Hartford Financial Services Group, Inc. 5.375% 3/15/17	546,000	586,687
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	21,593,000	21,226,005
6.5% 3/15/35 (e)	830,000	834,908
6.7% 8/15/16 (e)	6,494,000	7,201,593
10.75% 6/15/88 (e)(i)	3,501,000	4,743,855
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)	6,328,000	9,121,913
MetLife, Inc.:
2.375% 2/6/14	11,504,000	11,740,419
4.75% 2/8/21	6,004,000	6,182,175
5% 6/15/15	813,000	893,824
5.875% 2/6/41	4,635,000	4,879,950
6.125% 12/1/11	1,143,000	1,174,573
6.75% 6/1/16	9,220,000	10,891,024
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)	5,256,000	5,610,139
5.125% 6/10/14 (e)	8,554,000	9,365,681
Monumental Global Funding II 5.65% 7/14/11 (e)	5,681,000	5,704,855
Monumental Global Funding III 5.5% 4/22/13 (e)	3,073,000	3,279,011
New York Life Global Funding 4.65% 5/9/13 (e)	3,983,000	4,274,472
New York Life Insurance Co. 6.75% 11/15/39 (e)	4,383,000	5,192,558
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	9,371,000	10,353,774
Pacific Life Global Funding 5.15% 4/15/13 (e)	11,018,000	11,717,412
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	9,078,000	12,382,973
Pacific LifeCorp 6% 2/10/20 (e)	5,371,000	5,881,992
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	13,936,793
4.75% 9/17/15	13,500,000	14,648,607
5.15% 1/15/13	3,765,000	3,983,366
7.375% 6/15/19	3,820,000	4,581,395
8.875% 6/15/38 (i)	1,338,000	1,625,670
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(i)	901,000	879,788
Symetra Financial Corp. 6.125% 4/1/16 (e)	11,250,000	11,817,889
The Chubb Corp. 5.75% 5/15/18	1,125,000	1,288,783
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Unum Group:
5.625% 9/15/20	$ 8,528,000	$ 9,048,063
7.125% 9/30/16	1,654,000	1,925,587
		280,822,692
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,373,801
5.375% 4/15/14	2,899,000	3,194,733
5.5% 1/15/12	4,659,000	4,791,134
6.125% 11/1/12	2,564,000	2,745,390
BRE Properties, Inc. 5.5% 3/15/17	1,861,000	2,048,057
Camden Property Trust:
5.375% 12/15/13	5,530,000	5,957,071
5.875% 11/30/12	1,067,000	1,130,845
Developers Diversified Realty Corp.:
4.75% 4/15/18	9,004,000	8,998,886
5.375% 10/15/12	10,023,000	10,383,156
7.5% 4/1/17	9,638,000	11,196,012
Duke Realty LP:
4.625% 5/15/13	1,515,000	1,592,409
5.875% 8/15/12	837,000	880,758
Equity One, Inc.:
6% 9/15/17	3,467,000	3,712,887
6.25% 12/15/14	9,619,000	10,548,648
6.25% 1/15/17	2,204,000	2,392,266
Equity Residential 5.125% 3/15/16	8,850,000	9,683,024
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,966,528
5.9% 4/1/20	3,969,000	4,408,483
6% 7/15/12	5,468,000	5,750,329
6.2% 1/15/17	1,491,000	1,698,656
HRPT Properties Trust:
5.75% 11/1/15	1,821,000	1,969,275
6.25% 6/15/17	861,000	952,451
6.65% 1/15/18	3,483,000	3,930,830
UDR, Inc. 5.5% 4/1/14	17,798,000	19,031,686
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,661,605
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Washington (REIT):
5.25% 1/15/14	$ 907,000	$ 979,498
5.95% 6/15/11	9,550,000	9,563,599
		138,542,017
Real Estate Management & Development - 1.5%
AMB Property LP:
5.9% 8/15/13	5,754,000	6,106,893
6.3% 6/1/13	4,012,000	4,325,462
Arden Realty LP 5.2% 9/1/11	1,869,000	1,889,985
BioMed Realty LP:
3.85% 4/15/16	19,180,000	19,450,093
6.125% 4/15/20	5,563,000	6,016,763
Brandywine Operating Partnership LP:
5.7% 5/1/17	6,890,000	7,480,170
5.75% 4/1/12	5,707,000	5,916,470
Colonial Properties Trust:
5.5% 10/1/15	12,454,000	12,975,897
6.875% 8/15/12	4,824,000	5,014,997
Colonial Realty LP 6.05% 9/1/16	3,862,000	4,038,088
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,889,244
5.25% 3/15/21	10,656,000	10,835,959
Duke Realty LP:
5.4% 8/15/14	6,754,000	7,332,203
5.5% 3/1/16	10,207,000	11,076,320
5.625% 8/15/11	8,118,000	8,189,179
5.95% 2/15/17	9,023,000	9,977,706
6.25% 5/15/13	9,569,000	10,375,160
6.5% 1/15/18	12,019,000	13,662,514
6.75% 3/15/20	1,066,000	1,221,444
8.25% 8/15/19	5,060,000	6,232,468
ERP Operating LP:
4.75% 7/15/20	31,427,000	32,574,494
5.375% 8/1/16	4,428,000	4,899,294
5.5% 10/1/12	5,487,000	5,803,018
5.75% 6/15/17	18,634,000	21,010,972
6.625% 3/15/12	968,000	1,011,107
Liberty Property LP:
4.75% 10/1/20	17,245,000	17,608,576
5.125% 3/2/15	1,706,000	1,866,574
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 4,865,000	$ 5,377,406
6.375% 8/15/12	4,758,000	5,014,989
6.625% 10/1/17	12,549,000	14,599,808
Mack-Cali Realty LP 7.75% 8/15/19	1,973,000	2,431,328
Post Apartment Homes LP 6.3% 6/1/13	7,452,000	8,008,128
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,159,226
Regency Centers LP:
4.95% 4/15/14	427,000	453,925
5.25% 8/1/15	1,490,000	1,623,903
5.875% 6/15/17	789,000	890,514
6.75% 1/15/12	5,098,000	5,273,886
Simon Property Group LP:
4.2% 2/1/15	5,265,000	5,671,674
5.1% 6/15/15	6,421,000	7,104,471
Tanger Properties LP:
6.125% 6/1/20	17,309,000	19,411,507
6.15% 11/15/15	9,801,000	11,006,464
		332,808,279
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
5.875% 1/5/21	40,155,000	42,821,372
6.5% 8/1/16	11,950,000	13,518,904
First Niagara Financial Group, Inc. 6.75% 3/19/20	12,844,000	14,356,612
		70,696,888
TOTAL FINANCIALS		2,167,825,544
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	1,728,000	1,715,926
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,321,469
6.3% 8/15/14	2,529,000	2,724,479
Express Scripts, Inc.:
3.125% 5/15/16	19,250,000	19,456,784
5.25% 6/15/12	8,958,000	9,343,436
6.25% 6/15/14	3,291,000	3,719,669
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.:
2.75% 9/15/15	$ 3,314,000	$ 3,347,385
4.125% 9/15/20	11,062,000	10,956,247
		50,869,469
Pharmaceuticals - 0.1%
Novartis Capital Corp. 4.125% 2/10/14	2,049,000	2,210,205
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,803,180
Roche Holdings, Inc. 5% 3/1/14 (e)	2,579,000	2,832,784
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,028,000	2,211,435
		19,057,604
TOTAL HEALTH CARE		71,642,999
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)	1,610,000	1,734,145
6.375% 6/1/19 (e)	9,485,000	10,908,385
6.4% 12/15/11 (e)	1,011,000	1,042,782
		13,685,312
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	1,024,567	1,079,689
6.648% 3/15/19	3,634,594	3,843,583
6.795% 2/2/20	473,818	469,079
6.9% 7/2/19	1,068,974	1,134,502
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	4,365,390	4,190,775
8.36% 1/20/19	8,737,650	9,218,221
		19,935,849
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,570,986
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,599,000	2,699,711
TOTAL INDUSTRIALS		45,891,858
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 8,642,000	$ 9,561,033
6% 10/1/12	5,409,000	5,759,909
6.55% 10/1/17	3,075,000	3,647,519
		18,968,461
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	1,037,000	1,109,902
5.5% 5/15/12	2,235,000	2,332,788
		3,442,690
TOTAL INFORMATION TECHNOLOGY		22,411,151
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	17,906,000	18,722,693
7.6% 5/15/14	27,938,000	32,574,618
		51,297,311
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,839,495
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (e)	9,430,000	11,411,752
ArcelorMittal SA 3.75% 3/1/16	5,299,000	5,382,216
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,381,000	1,435,007
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	2,818,000	3,016,641
Vale Overseas Ltd. 6.25% 1/23/17	3,240,000	3,705,034
		24,950,650
TOTAL MATERIALS		79,087,456
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.5% 8/15/15	6,887,000	6,972,667
5.35% 9/1/40	20,000,000	19,075,720
6.3% 1/15/38	28,984,000	30,996,417
6.8% 5/15/36	7,223,000	8,132,795
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 3,658,000	$ 4,592,319
CenturyLink, Inc.:
6.15% 9/15/19	7,618,000	8,071,995
7.6% 9/15/39	12,718,000	13,007,920
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,720,298
Sprint Capital Corp. 6.875% 11/15/28	4,047,000	3,930,446
Telecom Italia Capital SA:
4.95% 9/30/14	29,089,000	30,802,022
5.25% 10/1/15	4,673,000	4,952,670
6.999% 6/4/18	4,029,000	4,512,049
7.175% 6/18/19	1,468,000	1,666,641
Telefonica Emisiones SAU:
5.134% 4/27/20	1,471,000	1,502,756
5.462% 2/16/21	12,361,000	12,841,064
5.855% 2/4/13	1,120,000	1,197,880
6.421% 6/20/16	753,000	852,524
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,265,864
6.1% 4/15/18	23,353,000	26,918,700
6.35% 4/1/19	7,155,000	8,378,863
6.9% 4/15/38	18,370,000	21,480,206
Verizon New York, Inc. 6.875% 4/1/12	3,703,000	3,890,875
		221,762,691
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 3.625% 3/30/15	2,060,000	2,167,233
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	34,213,000	37,490,640
5.875% 10/1/19	16,408,000	18,343,488
6.35% 3/15/40	5,301,000	5,694,440
Sprint Nextel Corp. 6% 12/1/16	9,496,000	9,662,180
Vodafone Group PLC:
5% 12/16/13	3,204,000	3,495,007
5.5% 6/15/11	4,818,000	4,826,008
		81,678,996
TOTAL TELECOMMUNICATION SERVICES		303,441,687
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.9%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20	$ 8,620,000	$ 8,399,069
Ameren Illinois Co. 6.125% 11/15/17	289,000	332,673
AmerenUE 6.4% 6/15/17	5,870,000	6,844,784
Cleveland Electric Illuminating Co. 5.65% 12/15/13	10,449,000	11,382,399
Commonwealth Edison Co. 1.625% 1/15/14	18,472,000	18,615,398
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	11,880,000	12,017,048
6.4% 9/15/20 (e)	24,012,000	25,204,580
Edison International 3.75% 9/15/17	9,811,000	9,899,299
EDP Finance BV:
4.9% 10/1/19 (e)	9,000,000	8,110,080
6% 2/2/18 (e)	11,997,000	11,674,185
Enel Finance International SA 5.7% 1/15/13 (e)	581,000	618,904
FirstEnergy Corp. 7.375% 11/15/31	22,197,000	25,807,653
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,321,211
6.05% 8/15/21	11,010,000	12,106,959
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,670,676
LG&E and KU Energy LLC:
2.125% 11/15/15 (e)	11,341,000	11,051,521
3.75% 11/15/20 (e)	2,232,000	2,128,759
Mid-American Energy Co. 5.65% 7/15/12	796,000	838,228
Nevada Power Co.:
6.5% 5/15/18	15,159,000	17,777,414
6.5% 8/1/18	1,094,000	1,284,191
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,394,757
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,476,495
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	41,895,301
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	4,014,322
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,370,333
		254,236,239
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,827,000	3,239,767
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	8,362,000	9,309,415
Exelon Generation Co. LLC:
4% 10/1/20	19,101,000	18,376,213
5.35% 1/15/14	10,825,000	11,767,327
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,482,244
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC: - continued
6.3% 7/15/13	$ 5,310,000	$ 5,808,020
6.5% 5/1/18	6,905,000	7,870,105
		55,613,324
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	6,407,691
Dominion Resources, Inc.:
6.3% 9/30/66 (i)	12,205,000	12,082,950
7.5% 6/30/66 (i)	7,991,000	8,470,460
DTE Energy Co. 7.05% 6/1/11	4,051,000	4,051,000
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,690,000	3,928,400
National Grid PLC 6.3% 8/1/16	17,348,000	20,031,493
NiSource Finance Corp.:
5.25% 9/15/17	590,000	645,373
5.4% 7/15/14	3,094,000	3,413,954
5.45% 9/15/20	1,330,000	1,424,614
6.25% 12/15/40	3,663,000	3,896,080
6.4% 3/15/18	9,293,000	10,662,054
6.8% 1/15/19	6,774,000	7,919,673
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	13,102,000	13,265,775
		96,199,517
TOTAL UTILITIES		409,288,847
TOTAL NONCONVERTIBLE BONDS (Cost $3,820,358,178)		4,271,837,404
U.S. Government and Government Agency Obligations - 31.2%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
0.375% 12/28/12	14,630,000	14,635,574
0.75% 2/26/13	3,978,000	3,999,752
1.125% 6/27/14	14,275,000	14,346,875
1.25% 8/20/13	18,909,000	19,167,183
1.25% 2/27/14	7,770,000	7,857,428
2.5% 5/15/14	34,612,000	36,137,109
2.75% 3/13/14	46,642,000	49,063,559
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
5% 2/16/12	$ 4,391,000	$ 4,537,677
5% 2/13/17	12,300,000	14,136,870
5.375% 6/12/17	10,250,000	11,989,528
Federal Home Loan Bank 1.625% 3/20/13	2,970,000	3,032,628
Freddie Mac:
0.75% 3/28/13	8,570,000	8,614,898
1.125% 7/27/12	18,420,000	18,586,259
1.375% 2/25/14	29,604,000	30,009,752
1.75% 6/15/12	3,100,000	3,147,610
1.75% 9/10/15	38,164,000	38,510,453
2.125% 3/23/12	6,198,000	6,291,206
2.5% 4/23/14	25,290,000	26,422,183
3.75% 3/27/19	15,000,000	15,982,590
5.25% 7/18/11	13,288,000	13,378,186
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	17,165	17,255
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		339,864,575
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	113,931,523	122,906,357
2.125% 2/15/41	11,211,119	12,071,546
2.5% 1/15/29	47,201,696	54,742,063
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	566,272,035	586,184,579
1.375% 1/15/20	284,476,486	304,438,602
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		1,080,343,147
U.S. Treasury Obligations - 24.7%
U.S. Treasury Bonds 4.75% 2/15/41	880,543,000	961,442,849
U.S. Treasury Notes:
1% 5/15/14 (d)	886,048,000	891,931,359
1.25% 8/31/15	325,296,000	324,025,394
1.75% 5/31/16	444,977,000	446,298,582
1.875% 9/30/17	6,924,000	6,798,503
2.375% 8/31/14	100,000,000	104,726,600
2.375% 9/30/14	260,559,000	272,915,229
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 5/31/18	$ 252,427,000	$ 252,386,612
2.5% 3/31/15	200,000,000	210,188,000
2.625% 7/31/14	304,537,000	321,381,551
2.625% 12/31/14	348,703,000	368,208,748
3.125% 4/30/17	118,350,000	125,709,950
3.125% 5/15/21	253,225,000	254,807,656
3.25% 3/31/17	119,160,000	127,501,200
3.625% 2/15/21	387,049,000	407,006,021
4.25% 11/15/17	250,000,000	281,543,000
TOTAL U.S. TREASURY OBLIGATIONS		5,356,871,254
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,608,564,895)		6,777,078,976
U.S. Government Agency - Mortgage Securities - 10.0%

Fannie Mae - 7.4%
1.975% 10/1/33 (i)	149,198	153,828
2.01% 2/1/33 (i)	134,104	138,950
2.035% 3/1/35 (i)	111,784	116,214
2.042% 12/1/34 (i)	152,331	158,743
2.053% 10/1/33 (i)	64,018	66,905
2.065% 7/1/35 (i)	60,300	62,949
2.175% 3/1/35 (i)	25,150	26,399
2.457% 3/1/35 (i)	77,163	80,844
2.481% 10/1/35 (i)	232,655	240,387
2.534% 7/1/34 (i)	86,145	89,296
2.542% 7/1/35 (i)	342,529	358,439
2.554% 10/1/33 (i)	120,093	126,125
2.589% 6/1/36 (i)	252,034	263,088
2.59% 12/1/33 (i)	4,442,703	4,656,264
2.62% 11/1/36 (i)	862,487	904,419
2.711% 5/1/35 (i)	305,894	322,841
2.908% 9/1/36 (i)	1,307,216	1,382,141
3.472% 3/1/40 (i)	17,461,998	18,329,545
3.5% 11/1/25 to 10/1/40	75,127,442	74,657,003
3.533% 7/1/37 (i)	627,845	659,714
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.692% 5/1/40 (i)	$ 9,653,158	$ 10,175,307
3.697% 5/1/40 (i)	11,535,307	12,162,897
3.744% 1/1/40 (i)	9,077,831	9,580,498
3.793% 6/1/40 (i)	10,140,516	10,700,617
3.972% 11/1/39 (i)	8,779,271	9,303,350
4% 7/1/18 to 4/1/41	68,190,147	68,905,321
4% 6/1/41 (g)	104,000,000	104,723,642
4.5% 6/1/24 to 5/1/41 (g)	592,526,707	616,385,398
4.5% 6/1/26 (g)	5,000,000	5,300,981
4.5% 2/1/39 (g)	235,975	245,733
4.5% 6/1/40	645,723	671,620
5% 5/1/23 to 8/1/40	203,694,728	217,740,059
5% 6/1/41 (g)(h)	104,000,000	110,704,194
5.5% 9/1/17 to 3/1/40	73,965,961	80,455,743
6% 5/1/16 to 2/1/40	152,080,673	167,627,926
6% 6/1/41 (g)(h)	21,000,000	23,103,562
6% 6/1/41 (g)(h)	20,000,000	22,003,392
6% 6/1/41 (g)(h)	8,700,000	9,571,476
6% 6/1/41 (g)(h)	13,000,000	14,302,205
6.5% 4/1/13 to 1/1/36	1,084,120	1,172,898
7% 11/1/11 to 6/1/33	305,556	349,811
7.5% 8/1/13 to 8/1/29	322,881	365,429
8.5% 5/1/21 to 9/1/25	15,492	17,612
9.5% 2/1/25	2,024	2,211
10.5% 8/1/20	3,927	4,728
12.5% 12/1/13 to 4/1/15	3,631	4,004
TOTAL FANNIE MAE		1,598,374,708
Freddie Mac - 1.5%
2.155% 4/1/35 (i)	1,150,503	1,210,803
2.357% 3/1/36 (i)	187,806	194,035
2.499% 1/1/35 (i)	127,042	133,192
2.92% 11/1/35 (i)	447,418	473,259
2.942% 3/1/33 (i)	23,299	24,608
3.281% 10/1/35 (i)	363,175	387,122
3.801% 4/1/40 (i)	9,523,182	10,007,378
4.5% 7/1/25 to 4/1/41	22,716,958	23,681,397
4.5% 6/1/41 (g)	54,000,000	56,030,697
5% 3/1/19 to 9/1/40	61,803,140	65,986,282
5% 6/1/41 (g)	7,000,000	7,443,588
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5% 6/1/41 (g)	$ 8,900,000	$ 9,463,990
5.5% 11/1/30 to 5/1/40	112,068,350	121,396,083
5.5% 6/1/41 (g)	18,000,000	19,493,035
6% 7/1/37 to 8/1/37	4,959,845	5,466,042
7% 7/1/11 to 3/1/12	3,027	3,057
7.5% 6/1/11 to 1/1/33	96,636	108,339
8.5% 9/1/24 to 8/1/27	16,169	18,692
11.5% 10/1/15	782	867
TOTAL FREDDIE MAC		321,522,466
Ginnie Mae - 1.1%
4% 1/15/25 to 10/20/25	41,331,826	43,656,540
4.5% 12/15/40 to 3/15/41	14,325,622	15,180,843
4.5% 6/1/41 (g)(h)	61,000,000	64,497,258
4.5% 6/1/41 (g)(h)	700,000	740,132
4.5% 6/1/41 (g)(h)	46,000,000	48,637,277
5% 6/1/41 (g)	20,000,000	21,658,018
5% 6/1/41 (g)	9,000,000	9,746,108
5% 6/1/41 (g)	18,000,000	19,492,216
5.5% 12/20/28 to 12/15/38	8,588,580	9,476,291
6% 7/20/36 to 12/20/37	5,316,688	5,887,817
6% 6/1/41 (g)	3,000,000	3,347,384
7% 1/15/28 to 11/15/32	2,529,763	2,908,654
7.5% 3/15/28 to 10/15/28	4,112	4,744
8% 7/15/17 to 11/15/17	569,188	628,350
8.5% 5/15/17 to 10/15/21	20,512	23,412
11% 7/20/19 to 8/20/19	1,007	1,224
TOTAL GINNIE MAE		245,886,268
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,136,552,726)		2,165,783,442
Asset-Backed Securities - 2.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (i)	1,343,782	941,094
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (i)	30,204	29,939
Class M2, 1.844% 3/25/34 (i)	420,000	337,840
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.644% 4/25/35 (i)	$ 126,126	$ 121,444
Series 2006-OP1 Class M4, 0.564% 4/25/36 (i)	117,771	480
Advanta Business Card Master Trust Series 2007-D1 Class D, 1.5958% 1/22/13 (e)(i)	7,316,000	109,740
Airspeed Ltd. Series 2007-1A Class C1, 2.698% 6/15/32 (e)(i)	4,254,007	1,956,843
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)	5,210,000	5,260,923
Class A4, 3% 10/15/15 (e)	9,105,000	9,411,122
Series 2010-5 Class A4, 1.75% 3/15/16	7,090,000	7,114,341
Series 2011-1 Class A4, 2.23% 3/15/16	31,910,000	32,482,031
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)	13,770,000	14,186,391
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	15,144,284
Series 2011-3 Class A2, 1.87% 5/15/16	15,410,000	15,446,657
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	13,060,000	13,120,841
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	1,026,000	1,046,472
Class E, 6.96% 3/8/16 (e)	2,233,886	2,284,089
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (i)	74,042	59,500
Series 2004-R2 Class M3, 0.744% 4/25/34 (i)	109,017	31,225
Series 2005-R2 Class M1, 0.644% 4/25/35 (i)	1,743,000	1,504,239
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (i)	40,480	30,942
Series 2004-W11 Class M2, 0.894% 11/25/34 (i)	457,000	392,974
Series 2004-W7 Class M1, 0.744% 5/25/34 (i)	1,310,000	995,537
Series 2006-W4 Class A2C, 0.354% 5/25/36 (i)	1,124,082	343,707
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.019% 4/25/34 (i)	2,253,000	1,805,467
Series 2006-HE2 Class M1, 0.564% 3/25/36 (i)	183,085	2,887
Axon Financial Funding Ltd. 0.873% 4/4/17 (b)(e)(i)	6,174,000	62
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)	5,974,201	6,018,706
Class A4, 3.52% 6/15/16 (e)	30,100,000	31,051,392
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 0.944% 2/25/35 (i)	1,257,000	835,637
Asset-Backed Securities - continued
	Principal Amount	Value
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	$ 1,133,958	$ 1,136,186
Series 2010-1 Class A3, 0.82% 4/15/13	20,570,000	20,605,002
Series 2011-1 Class A4, 1.4% 8/20/14	20,280,000	20,418,888
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (i)	1,361,445	1,232,107
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (i)	52,525	52,203
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12	909,322	916,948
Series 2007-1 Class C, 5.38% 11/15/12	506,000	520,331
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,419,253	2,446,158
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	4,330,288	4,432,053
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	13,676,000	14,749,606
Series 2009-A2 Class A2, 3.2% 4/15/14	26,000,000	26,028,709
Capital Trust Ltd. Series 2004-1 Class A2, 0.6458% 7/20/39 (e)(i)	238,785	191,028
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	846,000	852,053
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	15,090,000	15,168,391
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (i)	931,000	38,425
Series 2006-NC4 Class M1, 0.494% 10/25/36 (i)	195,000	13,456
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (i)	1,471,000	515,594
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	7,857,659
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	25,040,000	25,081,369
Citibank Credit Card Issuance Trust:
Series 2009-A3 Class A3, 2.7% 6/24/13	18,000,000	18,025,205
Series 2009-A5 Class A5, 2.25% 12/23/14	48,200,000	49,380,187
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (i)	624,000	35,632
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (i)	45,537	44,831
Series 2007-4 Class A1A, 0.3326% 9/25/37 (i)	382,877	368,377
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.164% 4/25/34 (i)	131,909	63,773
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 0.989% 6/25/34 (i)	$ 496,195	$ 277,989
Series 2005-3 Class MV1, 0.614% 8/25/35 (i)	602,305	578,844
Series 2005-AB1 Class A2, 0.404% 8/25/35 (i)	61,388	60,745
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (e)	301,862	303,305
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (i)	31,732	22,502
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (i)	160,000	92,664
Series 2006-3 Class 2A3, 0.354% 11/25/36 (i)	5,169,000	2,083,866
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.019% 3/25/34 (i)	19,703	7,699
Ford Credit Auto Owner Trust:
Series 2006-C:
Class B, 5.3% 6/15/12	538,688	542,161
Class D, 6.89% 5/15/13 (e)	2,923,000	2,954,009
Series 2007-A Class D, 7.05% 12/15/13 (e)	1,553,000	1,600,122
Series 2009-D:
Class A3, 2.17% 10/15/13	4,810,453	4,856,037
Class A4, 2.98% 8/15/14	5,800,000	5,997,324
Series 2010-B Class A3, 0.98% 10/15/14	14,330,000	14,394,524
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.748% 6/15/13 (i)	635,000	634,558
Series 2010-5 Class A1, 1.5% 9/15/15	14,820,000	14,894,113
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	31,494	31,550
Series 2007-1:
Class A4, 5.03% 2/16/15	122,693	122,776
Class C, 5.43% 2/16/15	535,000	535,755
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.684% 1/25/35 (i)	801,000	391,871
Class M4, 0.874% 1/25/35 (i)	296,000	93,115
Series 2006-D Class M1, 0.424% 11/25/36 (i)	203,468	6,642
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (e)(i)	2,392,000	1,411,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	1,620,808	1,290,163
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (e)(i)	196,381	183,617
Series 2006-2A:
Class A, 0.378% 11/15/34 (e)(i)	1,979,300	1,642,819
Class B, 0.478% 11/15/34 (e)(i)	715,587	465,132
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class C, 0.578% 11/15/34 (e)(i)	$ 1,186,960	$ 593,480
Class D, 0.948% 11/15/34 (e)(i)	451,215	112,804
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (i)	643,000	623,493
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14	23,272	23,741
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(i)	407,821	112,426
Class M1, 0.844% 6/25/34 (i)	2,313,000	1,559,975
Series 2007-HE1 Class M1, 0.444% 3/25/47 (i)	931,000	54,532
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (e)(i)	361,000	187,720
Class C, 0.744% 9/25/46 (e)(i)	1,245,000	249,000
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (i)	368,076	262,796
Series 2003-3 Class M1, 1.484% 8/25/33 (i)	629,793	515,177
Series 2003-5 Class A2, 0.894% 12/25/33 (i)	27,804	19,418
Series 2005-5 Class 2A2, 0.444% 11/25/35 (i)	56,073	55,434
Series 2006-1 Class 2A3, 0.419% 4/25/36 (i)	903,628	883,449
Series 2006-8 Class 2A1, 0.244% 3/25/37 (i)	3,179	3,143
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	5,327,282	5,373,308
Series 2011-1 Class A4, 1.8% 4/17/17	10,400,000	10,547,599
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (i)	588,917	500,253
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (i)	1,292,000	597,931
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	5,748,647	5,793,407
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	8,830,000	8,958,334
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (i)	178,000	6,440
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (i)	1,255,000	1,068,436
Class MV1, 0.424% 11/25/36 (i)	1,020,000	667,353
Series 2007-CH3 Class M1, 0.494% 3/25/37 (i)	499,000	26,123
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (i)	598,766	514,936
Series 2006-A Class 2C, 1.4585% 3/27/42 (i)	2,867,000	578,003
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	$ 1,261,386	$ 1,271,668
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (i)	75,008	53,115
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	18,907	19,529
Class C, 5.691% 10/20/28 (e)	8,436	8,685
Class D, 6.01% 10/20/28 (e)	100,936	103,373
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (i)	450,000	25,954
Series 2007-HE1 Class M1, 0.494% 5/25/37 (i)	641,000	34,066
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (e)	38,910,000	39,121,095
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (i)	157,112	102,104
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	25,549	25,578
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (i)	535,260	366,291
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (i)	1,659,566	1,428,810
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (i)	8,749	8,685
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (i)	2,700,554	2,161,164
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (i)	48,462	38,743
Series 2005-NC1 Class M1, 0.634% 1/25/35 (i)	326,000	221,248
Series 2005-NC2 Class B1, 1.364% 3/25/35 (i)	339,222	47,650
Series 2007-HE2 Class M1, 0.444% 1/25/37 (i)	229,000	6,429
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (k)	12,226,200	1,406,013
Series 2006-2 Class AIO, 6% 8/25/11 (k)	9,435,640	90,658
Series 2006-3 Class AIO, 7.1% 1/25/12 (k)	53,858,349	1,750,396
Series 2006-4:
Class A1, 0.224% 3/25/25 (i)	56,414	56,222
Class AIO, 6.35% 2/27/12 (k)	42,154,000	1,624,388
Class D, 1.294% 5/25/32 (i)	2,193,000	16,430
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	50,293,000	2,891,848
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	37,116,000	2,527,384
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (i)	1,164,000	752,769
Series 2005-D Class M2, 0.664% 2/25/36 (i)	704,000	206,650
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	766,454	767,166
Series 2009-B Class A3, 2.07% 1/15/15	6,067,893	6,082,938
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	$ 8,720,000	$ 8,746,223
Series 2011-A Class A4, 1.94% 9/15/17	21,550,000	21,858,430
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (b)(e)(i)	317,000	0
Series 2006-1A Class A, 1.5958% 3/20/11 (b)(e)(i)	962,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (i)	33,104	32,459
Series 2007-6 Class 2A1, 0.254% 7/25/37 (i)	74,193	72,448
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (i)	435,000	266,191
Class M4, 1.644% 9/25/34 (i)	558,000	175,779
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (i)	2,176,000	2,039,748
Class M3, 0.754% 1/25/36 (i)	391,000	270,167
Class M4, 1.024% 1/25/36 (i)	1,245,000	656,193
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (i)	1,616,000	21,725
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (i)	515,000	16,463
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (i)	16,050	15,931
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (i)	4,173	3,520
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (i)	1,212,097	966,546
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (i)	43,087	356
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (i)	41,132	14,959
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (i)	11,134	10,743
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (e)(i)	571,648	544,737
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (i)	1,043,000	171,000
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)	571,164	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (i)	38,445	17,065
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	667,659	684,351
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (i)	115,176	90,009
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (e)(i)	2,337,934	70,138
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	$ 6,361,280	$ 6,387,003
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	749,203	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (e)(i)	7,241,000	7,232,829
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)	6,399	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (e)(i)	1,459,789	861,275
TOTAL ASSET-BACKED SECURITIES (Cost $558,587,734)		582,048,207
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (i)	824,000	547,606
Class C, 5.8361% 4/10/49 (i)	2,198,000	1,244,595
Class D, 5.8361% 4/10/49 (i)	1,100,000	476,301
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (i)	1,341,615	1,261,064
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (i)	1,211,022	1,094,188
Series 2004-A Class 2A2, 2.8609% 2/25/34 (i)	597,247	531,669
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (i)	120,314	108,897
Class 2A2, 2.8678% 3/25/34 (i)	843,632	802,908
Series 2004-D Class 2A2, 2.8778% 5/25/34 (i)	1,537,498	1,408,446
Series 2004-G Class 2A7, 3.021% 8/25/34 (i)	1,441,172	1,294,825
Series 2004-H Class 2A1, 3.1658% 9/25/34 (i)	1,258,290	1,127,151
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (e)(i)(k)	21,735,638	1,488,891
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (e)	11,798,893	12,046,038
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.754% 1/25/35 (i)	1,784,192	1,431,629
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6062% 10/12/41 (e)(i)(k)	3,211,283	33,143
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.938% 2/25/37 (i)	1,039,338	1,029,677
Series 2007-A2 Class 2A1, 3.0641% 7/25/37 (i)	838,736	836,989
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (i)	$ 1,734,000	$ 1,821,349
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3824% 8/25/34 (i)	579,547	577,735
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,937,000	755,430
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (e)(i)	236,280	235,927
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (i)	3,551,764	3,314,670
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (i)	673,314	647,219
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (e)(i)	972,367	970,668
Class C2, 0.7455% 10/18/54 (e)(i)	326,478	324,552
Class M2, 0.5255% 10/18/54 (e)(i)	559,052	557,756
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (e)(i)	2,405,000	2,373,630
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2958% 12/20/54 (i)	178,650	115,256
Series 2006-1A Class C2, 1.3958% 12/20/54 (e)(i)	5,526,000	3,591,900
Series 2006-2 Class C1, 0.6658% 12/20/54 (i)	4,563,000	2,965,950
Series 2006-3 Class C2, 0.6958% 12/20/54 (i)	922,000	599,300
Series 2006-4:
Class B1, 0.2858% 12/20/54 (i)	3,812,000	3,278,320
Class C1, 0.5758% 12/20/54 (i)	2,331,000	1,515,150
Class M1, 0.3658% 12/20/54 (i)	1,006,000	769,590
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (i)	1,847,000	1,200,550
Class 1M1, 0.4958% 12/20/54 (i)	1,238,000	947,070
Class 2C1, 1.1558% 12/20/54 (i)	842,000	547,300
Class 2M1, 0.6958% 12/20/54 (i)	1,589,000	1,215,585
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (i)	2,199,000	1,429,350
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (i)	365,737	281,618
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (i)	386,256	332,553
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (i)	303,376	201,565
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	$ 41,170	$ 41,485
Class A3, 5.447% 6/12/47 (i)	3,289,000	3,440,586
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8553% 8/25/36 (i)	1,135,000	915,259
Series 2004-A3 Class 4A1, 4.2606% 7/25/34 (i)	679,919	658,583
Series 2004-A5 Class 2A1, 2.6036% 12/25/34 (i)	549,068	521,636
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (i)	1,468,806	1,407,620
Series 2007-A1 Class 1A1, 3.0062% 7/25/35 (i)	2,628,522	2,516,920
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	855,392
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (i)	794,421	561,176
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (i)	92,639	135
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (i)	1,473,708	1,025,141
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (e)(i)	153,000	149,175
Class C, 0.388% 6/15/22 (e)(i)	1,288,000	1,210,720
Class D, 0.398% 6/15/22 (e)(i)	496,000	463,760
Class E, 0.408% 6/15/22 (e)(i)	792,000	732,600
Class F, 0.438% 6/15/22 (e)(i)	1,268,000	1,160,220
Class G, 0.508% 6/15/22 (e)(i)	219,000	196,005
Class H, 0.528% 6/15/22 (e)(i)	595,000	522,113
Class J, 0.568% 6/15/22 (e)(i)	694,000	602,045
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7498% 8/25/34 (i)	940,750	899,231
Series 2005-A2 Class A7, 2.6245% 2/25/35 (i)	616,875	579,169
Series 2006-A6 Class A4, 3.1889% 10/25/33 (i)	630,976	604,461
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	7,424,000	7,802,527
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.484% 7/25/35 (i)	1,842,349	1,477,461
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (i)	2,543,000	170,877
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (i)	3,671,090	3,153,731
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (e)(i)	$ 1,338,705	$ 1,092,651
Class B6, 3.0539% 7/10/35 (e)(i)	1,250,603	963,464
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	834,637	889,932
Series 2004-SL3 Class A1, 7% 8/25/16	46,569	47,321
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (e)(i)	338,505	312,351
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	245,000	85,750
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (i)	31,035	22,973
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (i)	284,078	273,674
Series 2003-20 Class 1A1, 5.5% 7/25/33	204,773	208,430
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (i)	2,763,000	1,965,833
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3326% 7/25/36 (i)	20,593,625	20,524,657
Series 2006-5 Class A1, 0.314% 10/25/46 (i)	7,489,488	7,445,076
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7161% 8/25/33 (i)	471,823	462,701
Series 2005-AR14 Class 1A1, 2.6717% 12/25/35 (i)	1,726,982	1,674,962
Series 2005-AR3 Class A2, 2.5752% 3/25/35 (i)	1,276,616	1,144,907
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.845% 12/25/34 (i)	2,972,214	2,965,786
Series 2004-H Class A1, 4.4817% 6/25/34 (i)	469,722	460,321
Series 2004-V Class 1A2, 2.8579% 10/25/34 (i)	1,301,759	1,277,735
Series 2004-W Class A9, 2.7613% 11/25/34 (i)	1,444,569	1,400,615
Series 2005-AR10 Class 2A2, 2.8082% 6/25/35 (i)	917,715	891,106
Series 2005-AR12:
Class 2A5, 2.7836% 7/25/35 (i)	10,854,601	10,288,359
Class 2A6, 2.7836% 7/25/35 (i)	1,834,023	1,737,730
Series 2005-AR2 Class 2A2, 2.7435% 3/25/35 (i)	2,373,316	2,193,615
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (i)	1,512,010	1,385,065
Series 2006-AR8 Class 3A1, 2.7717% 4/25/36 (i)	8,825,682	7,536,131
TOTAL PRIVATE SPONSOR		156,253,183
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 180,882	$ 196,857
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	602,756	653,752
Series 2004-86 Class KC, 4.5% 5/25/19	450,072	472,596
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	622,767	674,554
Series 2363 Class PF, 6% 9/15/16	783,081	848,223
Series 2425 Class JH, 6% 3/15/17	630,948	689,859
TOTAL U.S. GOVERNMENT AGENCY		3,535,841
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $117,266,555)		159,789,024
Commercial Mortgage Securities - 6.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0825% 2/14/43 (i)	1,275,000	1,340,329
Class A3, 7.1325% 2/14/43 (i)	1,377,000	1,471,326
Class A6, 7.4525% 2/14/43 (i)	2,029,000	2,143,807
Class PS1, 1.4533% 2/14/43 (i)(k)	5,022,108	102,867
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (i)	2,024,000	2,159,956
Series 2006-5:
Class A2, 5.317% 9/10/47	7,669,987	7,824,939
Class A3, 5.39% 9/10/47	2,418,000	2,515,752
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,664,721
Series 2007-4 Class A3, 5.9998% 2/10/51 (i)	1,729,000	1,849,934
Series 2006-6 Class E, 5.619% 10/10/45 (e)	1,002,000	200,400
Series 2007-3:
Class A3, 5.8018% 6/10/49 (i)	2,896,000	3,061,201
Class A4, 5.8018% 6/10/49 (i)	3,615,000	3,932,722
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,107,259
Series 2004-2:
Class A3, 4.05% 11/10/38	317,129	321,320
Class A4, 4.153% 11/10/38	2,199,000	2,293,734
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-6 Class A2, 4.161% 12/10/42	$ 1,778,524	$ 1,782,780
Series 2005-1 Class A3, 4.877% 11/10/42	1,510,740	1,510,693
Series 2001-3 Class H, 6.562% 4/11/37 (e)	969,000	974,174
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	434,000	431,029
Class K, 6.15% 5/11/35 (e)	806,000	786,948
Series 2005-3 Series A3B, 5.09% 7/10/43 (i)	5,387,000	5,661,048
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.508% 3/15/22 (e)(i)	745,000	744,553
Class D, 0.558% 3/15/22 (e)(i)	754,000	753,472
Class E, 0.598% 3/15/22 (e)(i)	623,000	612,098
Class F, 0.668% 3/15/22 (e)(i)	502,000	489,450
Class G, 0.728% 3/15/22 (e)(i)	326,000	308,070
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (e)(i)	1,114,000	1,080,580
Class D, 0.408% 10/15/19 (e)(i)	1,361,000	1,299,755
Class E, 0.438% 10/15/19 (e)(i)	1,261,000	1,185,340
Class F, 0.508% 10/15/19 (e)(i)	2,713,000	2,543,438
Class G, 0.528% 10/15/19 (e)(i)	1,026,000	902,880
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (e)(i)	41,055	30,190
Series 2004-1:
Class A, 0.554% 4/25/34 (e)(i)	1,085,911	950,169
Class B, 2.094% 4/25/34 (e)(i)	118,775	63,558
Class M1, 0.754% 4/25/34 (e)(i)	94,979	72,268
Class M2, 1.394% 4/25/34 (e)(i)	87,921	59,283
Series 2004-2:
Class A, 0.624% 8/25/34 (e)(i)	873,203	759,090
Class M1, 0.774% 8/25/34 (e)(i)	97,490	70,179
Series 2004-3:
Class A1, 0.564% 1/25/35 (e)(i)	2,021,102	1,792,499
Class A2, 0.614% 1/25/35 (e)(i)	283,049	249,272
Class M1, 0.694% 1/25/35 (e)(i)	340,609	240,131
Class M2, 1.194% 1/25/35 (e)(i)	154,876	104,789
Series 2005-2A:
Class A1, 0.504% 8/25/35 (e)(i)	1,524,690	1,257,244
Class M1, 0.624% 8/25/35 (e)(i)	71,885	46,804
Class M2, 0.674% 8/25/35 (e)(i)	118,446	70,415
Class M3, 0.694% 8/25/35 (e)(i)	65,758	37,387
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M4, 0.804% 8/25/35 (e)(i)	$ 40,844	$ 22,034
Series 2005-3A:
Class A1, 0.514% 11/25/35 (e)(i)	537,438	447,223
Class A2, 0.594% 11/25/35 (e)(i)	550,459	460,118
Class M2, 0.684% 11/25/35 (e)(i)	54,328	32,241
Class M3, 0.704% 11/25/35 (e)(i)	48,940	27,950
Class M4, 0.794% 11/25/35 (e)(i)	60,613	30,569
Series 2005-4A:
Class A2, 0.584% 1/25/36 (e)(i)	1,263,911	1,067,349
Class B1, 1.594% 1/25/36 (e)(i)	73,654	25,815
Class M1, 0.644% 1/25/36 (e)(i)	407,555	263,950
Class M2, 0.664% 1/25/36 (e)(i)	82,493	50,263
Class M3, 0.694% 1/25/36 (e)(i)	178,735	100,334
Class M4, 0.804% 1/25/36 (e)(i)	66,780	34,323
Class M5, 0.844% 1/25/36 (e)(i)	66,780	31,755
Class M6, 0.894% 1/25/36 (e)(i)	70,708	29,566
Series 2006-1 Class A2, 0.554% 4/25/36 (e)(i)	191,813	158,983
Series 2006-2A:
Class A1, 0.424% 7/25/36 (e)(i)	3,726,790	2,965,705
Class A2, 0.474% 7/25/36 (e)(i)	171,663	134,899
Class B3, 2.894% 7/25/36 (e)(i)	65,698	20,076
Class M1, 0.504% 7/25/36 (e)(i)	180,141	117,901
Class M2, 0.524% 7/25/36 (e)(i)	85,832	52,464
Class M3, 0.544% 7/25/36 (e)(i)	71,526	42,993
Class M5, 0.664% 7/25/36 (e)(i)	59,340	33,211
Class M6, 0.734% 7/25/36 (e)(i)	88,481	37,281
Series 2006-3A:
Class B1, 0.994% 10/25/36 (e)(i)	79,297	10,265
Class B3, 2.794% 10/25/36 (e)(i)	92,931	4,982
Class M4, 0.624% 10/25/36 (e)(i)	87,544	29,765
Class M5, 0.674% 10/25/36 (e)(i)	104,672	31,402
Class M6, 0.754% 10/25/36 (e)(i)	303,232	66,711
Series 2006-4A:
Class A1, 0.424% 12/25/36 (e)(i)	683,428	553,577
Class A2, 0.464% 12/25/36 (e)(i)	3,610,464	2,671,744
Class B1, 0.894% 12/25/36 (e)(i)	18,775	2,968
Class B2, 1.444% 12/25/36 (e)(i)	17,524	2,301
Class B3, 2.644% 12/25/36 (e)(i)	138,674	12,676
Class M1, 0.484% 12/25/36 (e)(i)	165,850	74,478
Class M2, 0.504% 12/25/36 (e)(i)	110,150	45,200
Class M3, 0.534% 12/25/36 (e)(i)	112,027	39,289
Class M4, 0.594% 12/25/36 (e)(i)	133,932	39,948
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M5, 0.634% 12/25/36 (e)(i)	$ 123,292	$ 30,143
Class M6, 0.714% 12/25/36 (e)(i)	110,150	22,626
Series 2007-1:
Class A2, 0.464% 3/25/37 (e)(i)	773,877	514,628
Class B1, 0.864% 3/25/37 (e)(i)	195,123	29,268
Class B2, 1.344% 3/25/37 (e)(i)	140,224	16,126
Class B3, 3.544% 3/25/37 (e)(i)	389,340	21,414
Class M1, 0.464% 3/25/37 (e)(i)	171,973	70,509
Class M2, 0.484% 3/25/37 (e)(i)	128,979	43,853
Class M3, 0.514% 3/25/37 (e)(i)	53,576	16,609
Class M4, 0.564% 3/25/37 (e)(i)	39,025	10,146
Class M5, 0.614% 3/25/37 (e)(i)	142,870	31,431
Class M6, 0.694% 3/25/37 (e)(i)	200,414	38,079
Series 2007-2A:
Class A1, 0.464% 7/25/37 (e)(i)	1,474,004	1,092,866
Class A2, 0.514% 7/25/37 (e)(i)	1,380,917	878,578
Class B1, 1.794% 7/25/37 (e)(i)	373,117	35,416
Class B2, 2.444% 7/25/37 (e)(i)	323,881	21,675
Class B3, 3.544% 7/25/37 (e)(i)	363,885	17,880
Class M1, 0.564% 7/25/37 (e)(i)	423,122	146,652
Class M2, 0.604% 7/25/37 (e)(i)	220,793	59,344
Class M3, 0.684% 7/25/37 (e)(i)	223,101	45,539
Class M4, 0.844% 7/25/37 (e)(i)	464,665	77,335
Class M5, 0.944% 7/25/37 (e)(i)	410,813	60,884
Class M6, 1.194% 7/25/37 (e)(i)	521,594	64,420
Series 2007-3:
Class A2, 0.484% 7/25/37 (e)(i)	697,179	466,187
Class B1, 1.144% 7/25/37 (e)(i)	313,225	46,115
Class B2, 1.794% 7/25/37 (e)(i)	899,260	103,323
Class B3, 4.194% 7/25/37 (e)(i)	420,972	27,452
Class M1, 0.504% 7/25/37 (e)(i)	277,230	107,269
Class M2, 0.534% 7/25/37 (e)(i)	295,543	95,736
Class M3, 0.564% 7/25/37 (e)(i)	476,784	129,432
Class M4, 0.694% 7/25/37 (e)(i)	836,741	199,893
Class M5, 0.794% 7/25/37 (e)(i)	380,796	79,922
Class M6, 0.994% 7/25/37 (e)(i)	289,228	52,054
Series 2007-4A:
Class B1, 2.744% 9/25/37 (e)(i)	215,163	8,607
Class B2, 3.644% 9/25/37 (e)(i)	979,364	29,381
Class M1, 1.144% 9/25/37 (e)(i)	206,095	37,097
Class M2, 1.244% 9/25/37 (e)(i)	206,095	28,853
Class M4, 1.794% 9/25/37 (e)(i)	662,802	53,024
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M5, 1.944% 9/25/37 (e)(i)	$ 662,802	$ 46,396
Class M6, 2.144% 9/25/37 (e)(i)	666,100	39,966
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(k)	3,678,842	147,154
Series 2007-5A Class IO, 3.047% 10/25/37 (e)(i)(k)	8,932,457	964,705
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (e)(i)	657,000	591,300
Class H, 0.848% 3/15/19 (e)(i)	442,000	375,700
Class J, 1.048% 3/15/19 (e)(i)	332,000	282,200
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (e)(i)	554,000	505,278
Class E, 0.498% 3/15/22 (e)(i)	2,884,000	2,603,365
Class F, 0.548% 3/15/22 (e)(i)	1,770,000	1,564,042
Class G, 0.598% 3/15/22 (e)(i)	364,000	310,304
Class H, 0.748% 3/15/22 (e)(i)	554,000	460,560
Class J, 0.898% 3/15/22 (e)(i)	554,000	423,774
sequential payer:
2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,732,909
Series 2003-PWR2 Class A3, 4.834% 5/11/39	387,000	391,263
Series 2004-PWR3 Class A3, 4.487% 2/11/41	681,121	699,428
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	10,802,628
Series 2007-PW16 Class A4, 5.9055% 6/11/40 (i)	2,484,000	2,756,990
Series 2007-PW17 Class A1, 5.282% 6/11/50	559,740	572,056
Series 2007-PW18:
Class A2, 5.613% 6/11/50	605,000	623,550
Class A4, 5.7% 6/11/50	20,000,000	22,002,428
Series 2007-T26 Class A1, 5.145% 1/12/45	261,798	265,573
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (e)(i)(k)	12,236,446	19,073
Series 2003-T12 Class X2, 0.6284% 8/13/39 (e)(i)(k)	20,009,476	42,962
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,380,867
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (e)(i)(k)	19,766,134	319,856
Series 2006-T22 Class A4, 5.7046% 4/12/38 (i)	217,000	241,501
Series 2007-PW16:
Class B, 5.716% 6/11/40 (e)(i)	277,000	177,670
Class C, 5.716% 6/11/40 (e)(i)	231,000	125,002
Class D, 5.716% 6/11/40 (e)(i)	231,000	115,737
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (e)(i)(k)	$ 151,203,462	$ 1,708,085
Series 2007-T28:
Class A1, 5.422% 9/11/42	150,271	151,562
Class X2, 0.3378% 9/11/42 (e)(i)(k)	74,495,119	534,793
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (e)(i)	675,324	522,092
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	2,037,000	2,175,180
Class XCL, 2.4992% 5/15/35 (e)(i)(k)	13,628,312	284,939
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (e)	2,735,502	2,732,897
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (e)(i)	619,000	614,238
Class G, 0.5271% 8/15/21 (e)(i)	462,000	460,136
Class H, 0.5671% 8/15/21 (e)(i)	368,000	361,823
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	2,608,728	2,425,190
Series 2007-C6:
Class A1, 5.622% 12/10/49 (i)	5,144,288	5,137,278
Class A2, 5.8862% 12/10/49 (i)	2,250,000	2,314,962
Class A4, 5.8862% 12/10/49 (i)	6,296,000	6,983,743
Series 2007-FL3A Class A2, 0.338% 4/15/22 (e)(i)	3,443,000	3,263,968
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	6,300,000	6,549,779
Series 2007-CD4:
Class A2A, 5.237% 12/11/49	5,335,652	5,369,441
Class A4, 5.322% 12/11/49	29,121,000	31,089,387
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,750,282
Class C, 5.476% 12/11/49	3,265,000	1,142,750
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (i)	1,734,000	1,857,828
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	2,496,960
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (e)(i)	13,859,000	13,183,374
Class C, 0.468% 4/15/17 (e)(i)	1,395,000	1,313,044
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class D, 0.508% 4/15/17 (e)(i)	$ 802,000	$ 738,843
Class E, 0.568% 4/15/17 (e)(i)	247,000	222,609
Class F, 0.608% 4/15/17 (e)(i)	140,000	123,375
Class G, 0.748% 4/15/17 (e)(i)	140,000	119,175
Class H, 0.818% 4/15/17 (e)(i)	140,000	112,175
Class J, 1.048% 4/15/17 (e)(i)	108,000	75,735
Series 2005-FL11:
Class C, 0.498% 11/15/17 (e)(i)	1,323,234	1,280,229
Class D, 0.538% 11/15/17 (e)(i)	68,839	66,085
Class E, 0.588% 11/15/17 (e)(i)	244,095	231,890
Class F, 0.648% 11/15/17 (e)(i)	151,645	141,030
Class G, 0.698% 11/15/17 (e)(i)	105,420	95,405
Series 2006-CN2A:
Class A2FL, 0.4295% 2/5/19 (e)(i)	4,120,000	4,066,199
Class AJFL, 0.4695% 2/5/19 (i)	1,890,000	1,842,303
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (e)(i)	2,471,000	2,298,030
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	17,196	17,561
Series 2006-C8:
Class A3, 5.31% 12/10/46	4,941,000	5,149,817
Class A4, 5.306% 12/10/46	9,370,000	10,090,406
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)	3,071,000	3,074,839
Class AJFX, 5.478% 2/5/19 (e)	8,710,000	8,781,956
Series 2007-C9 Class A4, 6.0084% 12/10/49 (i)	3,836,000	4,277,243
Series 2006-C8 Class XP, 0.6858% 12/10/46 (i)(k)	17,356,977	185,876
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	4,618,000	5,006,460
Series 2007-C2:
Class A2, 5.448% 1/15/49 (i)	9,518,253	9,635,044
Class A3, 5.542% 1/15/49 (i)	3,468,000	3,696,331
Series 2007-C3 Class A4, 5.9052% 6/15/39 (i)	51,983,000	56,480,055
Series 2006-C4 Class AAB, 5.439% 9/15/39	9,869,000	10,267,355
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (i)(k)	10,566,942	171,600
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	19,378,000	20,828,486
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (e)(i)	6,186,000	4,948,800
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	$ 1,734,000	$ 1,756,037
Series 2002-CP5 Class A1, 4.106% 12/15/35	76,845	77,478
Series 2004-C1:
Class A3, 4.321% 1/15/37	236,768	239,015
Class A4, 4.75% 1/15/37	807,000	854,041
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (i)(k)	3,515,213	7,596
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (e)(i)(k)	7,439,390	12,665
Series 2006-C1 Class A3, 5.711% 2/15/39 (i)	9,156,000	9,671,097
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (e)(i)	656,000	596,960
Class C:
0.368% 2/15/22 (e)(i)	1,521,000	1,368,900
0.468% 2/15/22 (e)(i)	543,000	466,980
Class F, 0.518% 2/15/22 (e)(i)	1,086,000	912,240
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (i)(k)	27,085,393	284,375
Class B, 5.487% 2/15/40 (e)(i)	2,651,000	530,200
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	593,609	594,853
Class G, 6.936% 3/15/33 (e)	1,141,000	1,132,791
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	41,396,000	44,522,926
Series 2001-1 Class X1, 1.2156% 5/15/33 (e)(i)(k)	3,203,034	19,218
Series 2007-C1 Class XP, 0.3797% 12/10/49 (i)(k)	29,846,520	149,283
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.7915% 12/10/41 (i)(k)	16,451,905	41,811
Series 2005-C1 Class X2, 0.7311% 5/10/43 (i)(k)	6,602,309	38,684
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (e)(i)	652,000	600,754
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	3,468,000	3,620,076
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	17,482,466
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (e)(i)(k)	29,020,071	132,657
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (i)	4,571,000	4,839,636
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7:
Class A4, 6.0778% 7/10/38 (i)	$ 13,274,000	$ 14,799,921
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (e)(i)(k)	38,677,939	320,861
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (e)(i)	57,472	56,106
Class D, 0.489% 6/6/20 (e)(i)	414,000	389,710
Class E, 0.579% 6/6/20 (e)(i)	479,000	438,912
Class F, 0.649% 6/6/20 (e)(i)	681,000	617,915
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(i)	1,781,000	1,756,008
Class D, 2.3636% 3/6/20 (e)(i)	7,692,000	7,586,143
Class F, 2.8433% 3/6/20 (e)(i)	146,000	143,836
Class G, 3.0177% 3/6/20 (e)(i)	74,000	72,951
Class H, 3.5846% 3/6/20 (e)(i)	446,000	441,861
Class J, 4.4568% 3/6/20 (e)(i)	639,000	636,446
sequential payer:
Series 2004-GG2 Class A4, 4.964% 8/10/38	538,000	542,007
Series 2005-GG4 Class A3, 4.607% 7/10/39	9,600,000	9,761,122
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (e)(i)(k)	31,585,152	216,671
Series 2006-GG6:
Class A2, 5.506% 4/10/38	6,270,543	6,266,445
Class A3, 5.7694% 4/10/38 (i)	20,000,000	21,031,442
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	5,738,334	5,772,536
Class A4, 5.56% 11/10/39 (i)	34,187,000	37,332,789
Series 2007-GG10:
Class A2, 5.778% 8/10/45	797,722	816,431
Class A4, 6.0017% 8/10/45 (i)	8,288,000	8,914,487
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2006-CB14 Class A3B, 5.6643% 12/12/44 (i)	5,157,000	5,378,935
Series 2005-CB13 Class E, 5.5268% 1/12/43 (e)(i)	877,000	90,857
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	564,970	565,961
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.368% 11/15/18 (e)(i)	1,126,259	1,058,684
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class C, 0.408% 11/15/18 (e)(i)	$ 799,903	$ 743,910
Class D, 0.428% 11/15/18 (e)(i)	177,643	159,879
Class E, 0.478% 11/15/18 (e)(i)	324,834	295,599
Class F, 0.528% 11/15/18 (e)(i)	486,743	433,201
Class G, 0.558% 11/15/18 (e)(i)	423,299	364,037
Class H, 0.698% 11/15/18 (e)(i)	324,907	266,424
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,975,756
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (i)	800,808	832,150
Class A3, 5.336% 5/15/47	10,293,000	11,099,414
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,100,000	10,986,186
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (i)	16,081,000	17,717,633
Series 2007-CB20 Class A4, 5.794% 2/12/51	43,296,000	47,610,542
Series 2007-LD11:
Class A2, 5.9901% 6/15/49 (i)	4,868,000	5,012,427
Class A4, 6.0051% 6/15/49 (i)	60,756,000	66,638,894
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	3,920,000	3,982,184
Class A3, 5.42% 1/15/49	12,612,000	13,675,403
Series 2006-CB17 Class A3, 5.45% 12/12/43	494,000	507,867
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (i)	148,000	109,146
Class C, 5.9318% 2/12/49 (i)	388,000	243,490
Class D, 5.9318% 2/12/49 (i)	407,000	204,488
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	331,000	192,218
Class CS, 5.466% 1/15/49 (i)	143,000	65,904
Class ES, 5.7307% 1/15/49 (e)(i)	896,000	188,438
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (i)	1,403,000	1,556,183
Series 1998-C1 Class D, 6.98% 2/18/30	452,072	451,715
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	423,621	423,734
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	1,500,505	1,505,220
Series 2006-C7:
Class A1, 5.279% 11/15/38	99,862	100,242
Class A2, 5.3% 11/15/38	1,907,000	1,924,891
Class A3, 5.347% 11/15/38	3,172,000	3,455,670
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	$ 107,198	$ 108,175
Class A4, 5.424% 2/15/40	20,427,000	22,294,982
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	5,034,094
Series 2001-C3 Class B, 6.512% 6/15/36	3,352,000	3,365,742
Series 2001-C7 Class D, 6.514% 11/15/33	1,907,000	1,933,058
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (i)(k)	5,367,427	32,336
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (i)(k)	7,990,689	120,641
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (i)(k)	2,977,759	33,654
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	3,957,000	4,286,777
Series 2007-C7:
Class A3, 5.866% 9/15/45	26,850,000	29,654,748
Class XCP, 0.4375% 9/15/45 (i)(k)	130,122,595	1,210,830
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (e)(i)	555,142	505,179
Class E, 0.488% 9/15/21 (e)(i)	2,003,583	1,783,189
Class F, 0.538% 9/15/21 (e)(i)	965,627	830,440
Class G, 0.558% 9/15/21 (e)(i)	1,906,832	1,563,603
Class H, 0.598% 9/15/21 (e)(i)	492,207	388,844
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,122,208
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	2,801,585	2,799,891
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (i)	1,359,055	1,386,237
Series 2005-LC1 Class F, 5.5633% 1/12/44 (e)(i)	1,509,000	803,018
Series 2006-C1 Class A2, 5.8093% 5/12/39 (i)	1,705,045	1,756,626
Series 2007-C1:
Class A3, 6.02% 6/12/50 (i)	7,212,000	7,733,281
Class A4, 6.02% 6/12/50 (i)	6,564,000	7,245,846
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	4,073,146
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (i)	774,114	758,162
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (i)	1,845,000	1,901,998
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	1,490,000	1,583,824
Series 2007-5:
Class A3, 5.364% 8/12/48	676,000	696,592
Class A4, 5.378% 8/12/48	44,314,000	47,203,268
Class B, 5.479% 8/12/48	5,202,000	2,407,552
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-6:
Class A1, 5.175% 3/12/51	$ 39,716	$ 39,960
Class A2, 5.331% 3/12/51	20,000,000	20,308,794
Class A4, 5.485% 3/12/51 (i)	24,350,000	26,255,987
Series 2007-7 Class A4, 5.81% 6/12/50 (i)	6,069,000	6,573,007
Series 2007-8 Class A1, 4.622% 8/12/49	221,123	222,829
Series 2007-9:
Class A2, 5.59% 9/12/49	7,911,235	8,155,257
Class A4, 5.7% 9/12/49	185,000	201,515
Class ASB, 5.644% 9/12/49	12,500,000	13,245,879
Series 2006-4 Class XP, 0.829% 12/12/49 (i)(k)	31,138,433	547,868
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,734,000	886,462
Series 2007-7 Class B, 5.9352% 6/12/50 (i)	1,295,000	361,953
Series 2007-8 Class A3, 6.1636% 8/12/49 (i)	1,496,000	1,648,579
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (e)(i)	291,739	145,870
Series 2007-XCLA Class A1, 0.398% 7/17/17 (e)(i)	897,580	825,773
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (e)(i)	6,487,000	6,042,543
Class D, 0.388% 10/15/20 (e)(i)	4,105,000	3,695,003
Class E, 0.448% 10/15/20 (e)(i)	8,181,000	7,267,666
Class F, 0.498% 10/15/20 (e)(i)	9,173,000	7,977,579
Class G, 0.538% 10/15/20 (e)(i)	505,000	401,798
Class H, 0.628% 10/15/20 (e)(i)	318,000	229,002
Class J, 0.778% 10/15/20 (e)(i)	363,000	190,757
Class MHRO, 0.888% 10/15/20 (e)(i)	474,271	407,873
Class MJPM, 1.198% 10/15/20 (e)(i)	17,455	15,884
Class NHRO, 1.088% 10/15/20 (e)(i)	721,754	591,839
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (e)(i)(k)	4,662,406	11,011
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,575,000	2,636,495
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	88,965	89,301
Class A31, 5.439% 2/12/44 (i)	7,959,000	8,270,351
Series 2007-IQ13 Class A1, 5.05% 3/15/44	239,215	240,707
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	10,668,011
Series 2007-T25 Class A1, 5.391% 11/12/49	186,038	187,829
Series 2007-T27 Class A4, 5.7946% 6/11/42 (i)	3,492,000	3,924,893
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (e)(i)(k)	$ 10,261,254	$ 33,423
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (e)(i)(k)	18,340,180	123,108
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (e)(i)(k)	8,300,643	65,264
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (i)	1,094,392	1,105,384
Series 2006-IQ11:
Class A3, 5.8616% 10/15/42 (i)	2,339,016	2,436,045
Class A4, 5.8976% 10/15/42 (i)	520,000	577,345
Series 2006-T23 Class A3, 5.9755% 8/12/41 (i)	885,000	951,697
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	2,601,000	2,809,535
Class AAB, 5.654% 4/15/49	4,940,000	5,243,605
Class B, 5.9112% 4/15/49 (i)	426,000	238,560
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (e)	3,405,014	3,796,250
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	140,395	142,134
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (e)(i)	1,041,000	999,401
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (e)(i)	1,481,000	1,260,754
Class F, 0.5371% 8/11/18 (e)(i)	1,532,000	1,250,138
Class G, 0.5571% 8/11/18 (e)(i)	1,452,000	985,735
Class J, 0.7971% 8/11/18 (e)(i)	323,000	176,050
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (e)(i)	93,624	70,218
Class AP2, 0.998% 6/15/20 (e)(i)	157,378	110,164
Class F, 0.678% 6/15/20 (e)(i)	3,844,000	3,152,080
Class LXR1, 0.898% 6/15/20 (e)(i)	212,473	180,602
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	2,141,718	2,153,672
Series 2003-C8 Class A3, 4.445% 11/15/35	7,552,000	7,638,068
Series 2006-C27 Class A2, 5.624% 7/15/45	1,304,810	1,309,150
Series 2006-C29:
Class A1, 5.11% 11/15/48	131,826	132,034
Class A3, 5.313% 11/15/48	4,606,000	4,957,218
Class A4, 5.308% 11/15/48	12,000,000	13,077,874
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,489,000	1,525,119
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A4, 5.305% 12/15/43	$ 510,000	$ 526,545
Class A5, 5.342% 12/15/43	33,890,000	35,919,845
Series 2007-C31 Class A4, 5.509% 4/15/47	15,531,309	16,492,453
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (i)	1,938,996	2,018,925
Class A3, 5.9317% 6/15/49 (i)	28,312,000	30,610,906
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(i)	824,000	827,895
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (e)(i)	1,333,000	1,336,333
Class 180B, 5.5782% 10/15/41 (e)(i)	607,000	607,000
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,637,841
Series 2005-C22:
Class B, 5.5358% 12/15/44 (i)	3,845,000	3,524,960
Class F, 5.5358% 12/15/44 (e)(i)	2,892,000	1,701,191
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	5,202,000	2,808,487
Class D, 5.513% 12/15/43 (i)	2,774,000	1,169,062
Class XP, 0.6357% 12/15/43 (e)(i)(k)	18,527,003	210,274
Series 2007-C31 Class C, 5.8836% 4/15/47 (i)	4,147,000	2,206,832
Series 2007-C31A Class A2, 5.421% 4/15/47	16,828,501	17,554,171
Series 2007-C32:
Class D, 5.9317% 6/15/49 (i)	1,303,000	622,258
Class E, 5.9317% 6/15/49 (i)	2,054,000	734,080
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 6.0966% 2/15/51 (i)	19,402,500	21,311,287
Class A5, 6.0966% 2/15/51 (i)	12,818,000	13,967,685
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,055,593,192)		1,301,334,302
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	5,700,000	5,670,873
California Gen. Oblig.:
5.25% 4/1/14	9,500,000	10,268,170
7.5% 4/1/34	6,800,000	7,919,824
7.55% 4/1/39	5,220,000	6,150,726
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	9,780,000	10,133,547
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
5.665% 3/1/18	$ 10,820,000	$ 11,412,287
5.877% 3/1/19	14,450,000	15,173,512
TOTAL MUNICIPAL SECURITIES (Cost $62,289,794)		66,728,939
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	2,128,000	2,208,864
United Mexican States 6.05% 1/11/40	14,700,000	15,618,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,077,669)		17,827,614
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $507,056)	528,000	563,538
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $6,934,864)	6,320,000	7,198,935
Fixed-Income Funds - 24.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j)	48,097,359	5,126,216,546
Fidelity Specialized High Income Central Fund (j)	2,024,780	207,479,221
TOTAL FIXED-INCOME FUNDS (Cost $5,129,124,022)		5,333,695,767
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (f)(i) (Cost $837,963)	$ 1,468,000	1,405,765
Cash Equivalents - 9.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11:
(Collateralized by U.S. Government Obligations) # (a)	$ 511,750,990	$ 511,749,000
(Collateralized by U.S. Government Obligations) #	1,464,246,878	1,464,241,000
TOTAL CASH EQUIVALENTS (Cost $1,975,990,000)		1,975,990,000
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $21,489,684,648)		22,661,281,913
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(949,043,875)
NET ASSETS - 100%		$ 21,712,238,038
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 325,000,000	$ 4,838,730
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $897,025,166 or 4.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,464,241,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 43,981,017
HSBC Securities (USA), Inc.	263,886,102
Merrill Lynch, Pierce, Fenner & Smith, Inc.	69,471,183
Mizuho Securities USA, Inc.	791,658,307
Societe Generale	83,607,737
Wells Fargo Securities LLC	211,636,654
$ 1,464,241,000
$511,749,000 due 6/01/11 at 0.14%
J.P. Morgan Securities, Inc.	$ 333,333,225
Societe Generale	178,415,775
$ 511,749,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 6,151,882
Fidelity Mortgage Backed Securities Central Fund	84,994,406
Fidelity Specialized High Income Central Fund	10,208,711
Total	$ 101,354,999
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 496,693,915	$ -	$ 493,317,907*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,690,638,106	2,373,567,361	-	5,126,216,546	45.0%
Fidelity Specialized High Income Central Fund	188,755,230	10,208,711	-	207,479,221	46.2%
Total	$ 3,376,087,251	$ 2,383,776,072	$ 493,317,907	$ 5,333,695,767
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,271,837,404	$ -	$ 4,271,837,404	$ -
U.S. Government and Government Agency Obligations	6,777,078,976	-	6,777,078,976	-
U.S. Government Agency - Mortgage Securities	2,165,783,442	-	2,165,783,442	-
Asset-Backed Securities	582,048,207	-	568,072,990	13,975,217
Collateralized Mortgage Obligations	159,789,024	-	155,105,189	4,683,835
Commercial Mortgage Securities	1,301,334,302	-	1,223,922,268	77,412,034
Municipal Securities	66,728,939	-	66,728,939	-
Foreign Government and Government Agency Obligations	17,827,614	-	17,827,614	-
Supranational Obligations	563,538	-	563,538	-
Bank Notes	7,198,935	-	7,198,935	-
Fixed-Income Funds	5,333,695,767	5,333,695,767	-	-
Preferred Securities	1,405,765	-	1,405,765	-
Cash Equivalents	1,975,990,000	-	1,975,990,000	-
Total Investments in Securities:	$ 22,661,281,913	$ 5,333,695,767	$ 17,231,515,060	$ 96,071,086
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ 4,838,730	$ -	$ 4,838,730	$ -
Other Financial Instruments:
Forward Commitments	$ (2,762,211)	$ -	$ (2,762,211)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 72,787,535
Total Realized Gain (Loss)	3,891,520
Total Unrealized Gain (Loss)	14,099,094
Cost of Purchases	38,410,728
Proceeds of Sales	(10,978,450)
Amortization/Accretion	387,259
Transfers in to Level 3	8,668,538
Transfers out of Level 3	(31,195,138)
Ending Balance	$ 96,071,086
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 15,069,354

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $21,396,762,898. Net unrealized appreciation aggregated $1,264,519,015, of which $1,278,981,871related to appreciated investment securities and $14,462,856 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond Fund

May 31, 2011

1.907009.101

CBD-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 78.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 0.5%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	$ 300,000	$ 302,706
Household Durables - 1.0%
Fortune Brands, Inc.:
5.375% 1/15/16	239,000	259,640
6.375% 6/15/14	182,000	202,980
Whirlpool Corp. 6.125% 6/15/11	152,000	152,271
		614,891
Media - 3.8%
Comcast Corp. 6.4% 3/1/40	250,000	272,506
Discovery Communications LLC 6.35% 6/1/40	221,000	238,289
NBC Universal, Inc.:
3.65% 4/30/15 (b)	129,000	135,631
5.15% 4/30/20 (b)	500,000	531,920
6.4% 4/30/40 (b)	390,000	423,751
News America, Inc. 6.9% 8/15/39	300,000	338,695
Time Warner, Inc. 6.2% 3/15/40	300,000	312,573
Viacom, Inc. 3.5% 4/1/17	34,000	34,668
		2,288,033
Specialty Retail - 0.8%
Home Depot, Inc. 5.95% 4/1/41	331,000	347,178
Staples, Inc. 7.375% 10/1/12	100,000	107,400
		454,578
TOTAL CONSUMER DISCRETIONARY		3,660,208
CONSUMER STAPLES - 2.1%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	218,000	244,107
FBG Finance Ltd. 5.125% 6/15/15 (b)	131,000	143,124
		387,231
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	134,000	131,795
Food Products - 0.6%
Kraft Foods, Inc.:
5.625% 11/1/11	21,000	21,428
6.5% 8/11/17	274,000	321,775
		343,203
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc. 9.7% 11/10/18	$ 182,000	$ 243,054
Reynolds American, Inc. 6.75% 6/15/17	131,000	153,228
		396,282
TOTAL CONSUMER STAPLES		1,258,511
ENERGY - 9.8%
Energy Equipment & Services - 2.6%
DCP Midstream LLC 5.35% 3/15/20 (b)	116,000	123,931
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	755,433
Noble Holding International Ltd. 3.05% 3/1/16	450,000	455,795
Weatherford International Ltd.:
4.95% 10/15/13	78,000	83,529
5.15% 3/15/13	102,000	108,349
		1,527,037
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	444,080
6.375% 9/15/17	71,000	81,634
BW Group Ltd. 6.625% 6/28/17 (b)	132,000	133,420
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	60,175
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	561,341
EnCana Holdings Finance Corp. 5.8% 5/1/14	129,000	144,341
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	179,594
Marathon Petroleum Corp. 6.5% 3/1/41 (b)	220,000	236,093
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	528,055
Nexen, Inc.:
5.2% 3/10/15	41,000	45,053
6.2% 7/30/19	324,000	368,540
6.4% 5/15/37	158,000	163,395
NGPL PipeCo LLC 6.514% 12/15/12 (b)	159,000	167,666
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,911
5.75% 1/20/20	427,000	452,884
Petroleos Mexicanos 6% 3/5/20	116,000	125,686
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	14,000	14,565
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	79,800	87,481
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	$ 121,000	$ 130,171
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	61,382
Western Gas Partners LP 5.375% 6/1/21	260,000	268,835
		4,294,302
TOTAL ENERGY		5,821,339
FINANCIALS - 42.6%
Capital Markets - 4.8%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	750,000	752,111
5.95% 1/18/18	178,000	192,835
6.15% 4/1/18	204,000	223,673
Janus Capital Group, Inc. 5.875% 9/15/11 (a)	107,000	107,962
Lazard Group LLC:
6.85% 6/15/17	171,000	191,390
7.125% 5/15/15	61,000	68,742
Morgan Stanley:
1.2533% 4/29/13 (d)	270,000	269,931
4% 7/24/15	447,000	462,862
5.625% 9/23/19	219,000	228,631
6.625% 4/1/18	153,000	172,226
Royal Bank of Scotland PLC 4.375% 3/16/16	225,000	230,127
		2,900,490
Commercial Banks - 9.0%
Associated Banc Corp. 5.125% 3/28/16	575,000	599,102
Comerica, Inc. 4.8% 5/1/15	107,000	114,654
Credit Suisse New York Branch 6% 2/15/18	122,000	134,286
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (b)(d)	139,000	137,263
Discover Bank 7% 4/15/20	350,000	398,973
Export-Import Bank of Korea 5.5% 10/17/12	101,000	106,245
Fifth Third Bancorp 8.25% 3/1/38	1,273,000	1,587,930
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	36,000	35,730
HSBC Holdings PLC:
5.1% 4/5/21	133,000	138,395
6.5% 9/15/37	100,000	106,934
KeyCorp. 5.1% 3/24/21	81,000	84,305
Marshall & Ilsley Bank:
4.85% 6/16/15	370,000	399,756
5% 1/17/17	93,000	101,194
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Nordea Bank AB 4.875% 5/13/21 (b)	$ 260,000	$ 259,445
Regions Bank 7.5% 5/15/18	670,000	725,138
Regions Financial Corp. 0.4785% 6/26/12 (d)	61,000	59,328
SunTrust Banks, Inc. 3.6% 4/15/16	39,000	39,930
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(d)	131,000	131,295
UnionBanCal Corp. 5.25% 12/16/13	30,000	32,399
Wachovia Corp. 5.625% 10/15/16	152,000	169,779
		5,362,081
Consumer Finance - 2.6%
Discover Financial Services:
6.45% 6/12/17	107,000	120,395
10.25% 7/15/19	105,000	140,015
General Electric Capital Corp.:
4.625% 1/7/21	1,000,000	1,014,734
5.875% 1/14/38	150,000	156,086
HSBC Finance Corp. 5.9% 6/19/12	104,000	109,418
		1,540,648
Diversified Financial Services - 12.6%
BP Capital Markets PLC:
3.125% 10/1/15	608,000	622,708
3.625% 5/8/14	388,000	408,234
4.5% 10/1/20	300,000	307,254
Capital One Capital V 10.25% 8/15/39	441,000	469,114
Capital One Capital VI 8.875% 5/15/40	100,000	103,625
Citigroup, Inc.:
6.125% 5/15/18	75,000	83,667
6.5% 8/19/13	433,000	476,027
6.875% 3/5/38	175,000	202,767
8.5% 5/22/19	100,000	125,581
General Electric Capital Corp. 5.3% 2/11/21	460,000	483,147
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,945,327
4.625% 5/10/21	655,000	657,342
Metlife Institutional Funding II 1.201% 4/4/14 (b)(d)	600,000	601,695
Prime Property Funding II 5.6% 6/15/11 (b)	364,000	364,332
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	79,702
TECO Finance, Inc. 5.15% 3/15/20	114,000	122,295
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	$ 195,000	$ 208,650
Volkswagen International Finance NV 1.875% 4/1/14 (b)	300,000	302,087
		7,563,554
Insurance - 4.9%
Aon Corp.:
3.125% 5/27/16	27,000	27,131
6.25% 9/30/40	253,000	272,435
Assurant, Inc. 5.625% 2/15/14	85,000	91,308
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	69,300
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	634,000	623,225
Monumental Global Funding II 5.65% 7/14/11 (b)	74,000	74,311
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	104,570
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	161,649
Pacific LifeCorp 6% 2/10/20 (b)	100,000	109,514
Prudential Financial, Inc.:
5.15% 1/15/13	144,000	152,352
5.625% 5/12/41	560,000	553,978
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	56,635
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	225,853
Unum Group:
5.625% 9/15/20	250,000	265,246
7.125% 9/30/16	106,000	123,405
		2,910,912
Real Estate Investment Trusts - 2.8%
CommonWealth REIT 5.875% 9/15/20	260,000	274,337
Developers Diversified Realty Corp.:
4.75% 4/15/18	20,000	19,989
5.375% 10/15/12	622,000	644,350
Equity One, Inc. 6.25% 12/15/14	223,000	244,552
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	111,074
6% 7/15/12	131,000	137,764
Washington (REIT):
5.25% 1/15/14	58,000	62,636
5.95% 6/15/11	162,000	162,231
		1,656,933
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 3.3%
BioMed Realty LP 3.85% 4/15/16	$ 464,000	$ 470,534
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	189,717
Duke Realty LP:
5.4% 8/15/14	126,000	136,787
5.625% 8/15/11	134,000	135,175
Liberty Property LP:
5.125% 3/2/15	141,000	154,271
5.5% 12/15/16	66,000	72,951
Mack-Cali Realty LP 7.75% 8/15/19	126,000	155,270
Tanger Properties LP 6.125% 6/1/20	586,000	657,181
		1,971,886
Thrifts & Mortgage Finance - 2.6%
Bank of America Corp. 5% 5/13/21	1,185,000	1,182,824
First Niagara Financial Group, Inc. 6.75% 3/19/20	325,000	363,275
		1,546,099
TOTAL FINANCIALS		25,452,603
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 3.125% 5/15/16	46,000	46,494
Pharmaceuticals - 0.2%
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	141,759
TOTAL HEALTH CARE		188,253
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	110,942
Airlines - 0.4%
Continental Airlines, Inc. 6.648% 3/15/19	116,168	122,848
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	73,882	70,926
8.36% 1/20/19	55,376	58,421
		252,195
Machinery - 1.0%
Caterpillar, Inc. 5.2% 5/27/41	565,000	571,016
TOTAL INDUSTRIALS		934,153
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 1.6%
Computers & Peripherals - 1.0%
Hewlett-Packard Co. 4.3% 6/1/21	$ 580,000	$ 584,693
Electronic Equipment & Components - 0.6%
Tyco Electronics Group SA:
5.95% 1/15/14	160,000	177,015
6% 10/1/12	173,000	184,223
		361,238
TOTAL INFORMATION TECHNOLOGY		945,931
MATERIALS - 2.1%
Chemicals - 0.5%
Dow Chemical Co. 7.6% 5/15/14	237,000	276,333
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	82,000	91,059
Metals & Mining - 1.5%
Alcoa, Inc. 5.4% 4/15/21	120,000	122,945
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	188,784
ArcelorMittal SA 5.5% 3/1/21	440,000	443,194
Vale Overseas Ltd. 6.25% 1/23/17	104,000	118,927
		873,850
TOTAL MATERIALS		1,241,242
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.:
2.95% 5/15/16	620,000	628,916
6.3% 1/15/38	500,000	534,716
CenturyLink, Inc. 7.6% 9/15/39	118,000	120,690
Telecom Italia Capital SA:
4.95% 9/30/14	143,000	151,421
7.175% 6/18/19	94,000	106,720
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	204,765
5.134% 4/27/20	94,000	96,029
Verizon Communications, Inc. 4.6% 4/1/21	460,000	476,468
		2,319,725
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV 3.625% 3/30/15	132,000	138,871
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	$ 220,000	$ 226,811
4.75% 10/1/14	223,000	244,364
5.875% 10/1/19	67,000	74,903
		684,949
TOTAL TELECOMMUNICATION SERVICES		3,004,674
UTILITIES - 7.1%
Electric Utilities - 4.4%
AmerenUE 6.4% 6/15/17	133,000	155,086
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	199,347
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	140,000	146,953
EDP Finance BV 6% 2/2/18 (b)	106,000	103,148
FirstEnergy Corp. 7.375% 11/15/31	563,000	654,580
FirstEnergy Solutions Corp. 6.05% 8/15/21	38,000	41,786
Nevada Power Co.:
6.5% 8/1/18	70,000	82,169
6.65% 4/1/36	500,000	589,076
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	76,216
Tampa Electric Co. 6.55% 5/15/36	500,000	593,334
		2,641,695
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	192,000	213,754
Exelon Generation Co. LLC 4% 10/1/20	157,000	151,043
		364,797
Multi-Utilities - 2.1%
Dominion Resources, Inc.:
6.3% 9/30/66 (d)	145,000	143,550
7.5% 6/30/66 (d)	145,000	153,700
DTE Energy Co. 0.9716% 6/3/13 (d)	86,000	85,916
NiSource Finance Corp.:
5.4% 7/15/14	60,000	66,205
6.4% 3/15/18	59,000	67,692
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 2% 3/15/14	$ 595,000	$ 600,280
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	118,463
		1,235,806
TOTAL UTILITIES		4,242,298
TOTAL NONCONVERTIBLE BONDS (Cost $45,252,226)		46,749,212
U.S. Treasury Obligations - 10.2%

U.S. Treasury Bonds 4.75% 2/15/41	1,447,000	1,579,943
U.S. Treasury Notes:
1.25% 8/31/15	2,803,000	2,792,045
1.875% 9/30/17	866,000	850,304
2.625% 8/15/20	240,000	233,925
3.125% 5/15/21	614,000	617,838
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,978,804)		6,074,055
Municipal Securities - 2.7%

American Muni. Pwr.-Ohio, Inc. Rev.:
(Combined Hydroelectric Proj.)Series 2010 B, 8.084% 2/15/50	280,000	356,961
6.449% 2/15/44	200,000	208,230
Illinois Gen. Oblig.:
5.665% 3/1/18	25,000	26,369
5.877% 3/1/19	210,000	220,515
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 6.603% 7/1/50	130,000	148,723
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.)Series 2010 A, 6.655% 4/1/57	690,000	670,025
TOTAL MUNICIPAL SECURITIES (Cost $1,505,280)		1,630,823
Foreign Government and Government Agency Obligations - 0.3%

United Mexican States 6.05% 1/11/40 (Cost $147,988)	146,000	155,125
Bank Notes - 0.8%
	Principal Amount	Value
Wachovia Bank NA 6% 11/15/17 (Cost $444,402)	$ 405,000	$ 461,324
Certificates of Deposit - 0.4%

Abbey National Treasury Services PLC yankee 1.5728% 4/25/13 (d) (Cost $270,000)	270,000	269,857
Commercial Paper - 3.3%

Devon Energy Corp. 0.3% 7/25/11	1,000,000	999,607
National Grid USA 0.5% 7/13/11	1,000,000	999,645
TOTAL COMMERCIAL PAPER (Cost $1,998,945)		1,999,252
Preferred Securities - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
ING Groep NV 5.775% (c)(d)	47,000	45,007
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	106,435
		151,442
TOTAL PREFERRED SECURITIES (Cost $145,129)		151,442
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,212,000)	$ 1,212,005	1,212,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $56,954,774)		58,703,090
NET OTHER ASSETS (LIABILITIES) - 1.7%		988,396
NET ASSETS - 100%		$ 59,691,486
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,243,071 or 12.1% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,212,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 36,405
HSBC Securities (USA), Inc.	218,427
Merrill Lynch, Pierce, Fenner & Smith, Inc.	57,504
Mizuho Securities USA, Inc.	655,280
Societe Generale	69,205
Wells Fargo Securities LLC	175,179
$ 1,212,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 719,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 70,145,328	$ -	$ 70,246,461*	$ -	0.0%
Total	$ 70,145,328	$ -	$ 70,246,461	$ -
* Includes the value of shares redeemed through in-kind transactions.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $55,760,449. Net unrealized appreciation aggregated $2,942,641, of which $2,947,030 related to appreciated investment securities and $4,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

May 31, 2011

1.804838.107

IBF-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 9,641	$ 9,775
6.5% 11/15/13	4,012	4,496
		14,271
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,639
Household Durables - 0.4%
Fortune Brands, Inc.:
5.375% 1/15/16	5,132	5,575
6.375% 6/15/14	5,777	6,443
Whirlpool Corp. 6.125% 6/15/11	5,150	5,159
		17,177
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	2,432	2,671
5.15% 3/1/20	4,685	5,042
5.7% 5/15/18	355	398
COX Communications, Inc. 4.625% 6/1/13	4,934	5,251
Discovery Communications LLC:
3.7% 6/1/15	5,906	6,227
5.05% 6/1/20	2,181	2,322
NBC Universal, Inc.:
3.65% 4/30/15 (c)	549	577
5.15% 4/30/20 (c)	6,800	7,234
News America, Inc.:
5.3% 12/15/14	968	1,080
6.9% 3/1/19	5,426	6,447
Time Warner Cable, Inc.:
5.4% 7/2/12	3,163	3,317
5.85% 5/1/17	4,293	4,804
6.2% 7/1/13	3,008	3,308
6.75% 7/1/18	7,189	8,357
Time Warner, Inc.:
3.15% 7/15/15	204	210
4.875% 3/15/20	5,060	5,270
5.875% 11/15/16	5,025	5,752
Viacom, Inc.:
3.5% 4/1/17	3,145	3,207
6.125% 10/5/17	3,071	3,533
		75,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 6,900	$ 6,977
Specialty Retail - 0.4%
Home Depot, Inc. 4.4% 4/1/21	4,240	4,325
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,144
Staples, Inc. 7.375% 10/1/12	8,943	9,605
		19,074
TOTAL CONSUMER DISCRETIONARY		136,145
CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	9,338	9,581
5.375% 11/15/14	928	1,039
7.2% 1/15/14	7,000	8,016
Diageo Capital PLC 5.2% 1/30/13	1,146	1,227
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,800	4,152
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,247
The Coca-Cola Co. 3.15% 11/15/20	670	650
		31,912
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,295
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,674
		9,969
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (c)	781	904
General Mills, Inc. 5.2% 3/17/15	3,350	3,740
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	4,893
5.625% 11/1/11	774	790
6.5% 8/11/17	1,168	1,372
6.75% 2/19/14	596	677
		12,376
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	251	293
9.7% 11/10/18	9,728	12,991
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 6,800	$ 7,148
Reynolds American, Inc. 6.75% 6/15/17	3,818	4,466
		24,898
TOTAL CONSUMER STAPLES		79,155
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (c)	4,118	4,400
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,817
Halliburton Co. 6.15% 9/15/19	2,601	3,068
Noble Holding International Ltd. 3.45% 8/1/15	486	505
Weatherford International Ltd.:
4.95% 10/15/13	2,254	2,414
5.15% 3/15/13	8,620	9,157
		25,361
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	421
6.375% 9/15/17	3,957	4,550
BW Group Ltd. 6.625% 6/28/17 (c)	3,827	3,868
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,823	6,214
5.7% 5/15/17	1,500	1,728
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,892
Duke Capital LLC 6.25% 2/15/13	1,104	1,195
Duke Energy Field Services 5.375% 10/15/15 (c)	1,581	1,762
El Paso Natural Gas Co. 5.95% 4/15/17	178	203
EnCana Corp. 6.3% 11/1/11	647	662
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,739	4,184
Enterprise Products Operating LP:
4.6% 8/1/12	4,309	4,485
5.6% 10/15/14	2,531	2,825
5.65% 4/1/13	769	829
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	5,000	5,221
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	170	201
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	5,140	5,343
Marathon Petroleum Corp. 3.5% 3/1/16 (c)	3,810	3,912
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	$ 6,841	$ 7,526
Motiva Enterprises LLC 5.75% 1/15/20 (c)	468	527
Nexen, Inc.:
5.2% 3/10/15	1,177	1,293
6.2% 7/30/19	464	528
NGPL PipeCo LLC 6.514% 12/15/12 (c)	7,503	7,912
Petro-Canada 6.05% 5/15/18	1,874	2,151
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	5,269	5,588
7.875% 3/15/19	4,229	5,102
Petroleos Mexicanos 6% 3/5/20	495	536
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,689
4.25% 9/1/12	6,373	6,617
5.75% 1/15/20	6,268	6,912
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (c)	2,320	2,544
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,054	2,131
5.832% 9/30/16 (c)	1,461	1,592
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	3,521	3,788
Southeast Supply Header LLC 4.85% 8/15/14 (c)	5,816	6,216
Spectra Energy Capital, LLC 5.65% 3/1/20	237	260
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,425
Texas Eastern Transmission LP 6% 9/15/17 (c)	5,603	6,506
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	2,019
Western Gas Partners LP 5.375% 6/1/21	4,300	4,446
XTO Energy, Inc.:
4.9% 2/1/14	5,260	5,787
5% 1/31/15	1,932	2,168
5.65% 4/1/16	1,325	1,543
		145,301
TOTAL ENERGY		170,662
FINANCIALS - 17.0%
Capital Markets - 2.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,971
BlackRock, Inc. 4.25% 5/24/21	3,460	3,452
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 5,015	$ 5,092
5.375% 3/15/20	5,000	5,156
5.95% 1/18/18	10,163	11,010
6.15% 4/1/18	3,044	3,338
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	3,682	3,715
Lazard Group LLC:
6.85% 6/15/17	4,983	5,577
7.125% 5/15/15	1,782	2,008
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	7,865	8,373
6.4% 8/28/17	1,406	1,578
6.875% 4/25/18	5,859	6,677
Morgan Stanley:
4% 7/24/15	497	515
4.1% 1/26/15	8,840	9,208
4.75% 4/1/14	1,028	1,084
5.45% 1/9/17	1,019	1,099
5.625% 9/23/19	933	974
5.75% 1/25/21	4,378	4,579
5.95% 12/28/17	2,475	2,715
6% 4/28/15	1,087	1,206
6.625% 4/1/18	653	735
7.3% 5/13/19	3,668	4,224
Royal Bank of Scotland PLC:
4.375% 3/16/16	4,600	4,705
4.875% 8/25/14 (c)	8,200	8,664
The Bank of New York, Inc. 4.3% 5/15/14	4,267	4,631
UBS AG Stamford Branch 3.875% 1/15/15	4,700	4,965
		108,251
Commercial Banks - 4.7%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	8,970	9,096
Bank of America NA:
5.3% 3/15/17	687	726
6.1% 6/15/17	294	324
Barclays Bank PLC 2.375% 1/13/14	10,930	11,146
BB&T Corp. 6.5% 8/1/11	1,372	1,385
Comerica, Inc. 3% 9/16/15	15	15
Commonwealth Bank of Australia 2.9% 9/17/14 (c)	19,580	20,552
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch:
2.2% 1/14/14	$ 3,216	$ 3,272
6% 2/15/18	9,301	10,238
Danske Bank A/S 3.875% 4/14/16 (c)	6,370	6,488
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (c)(i)	6,404	6,324
Export-Import Bank of Korea:
5.25% 2/10/14 (c)	624	671
5.5% 10/17/12	2,920	3,072
Fifth Third Bancorp:
3.625% 1/25/16	2,439	2,495
4.5% 6/1/18	440	439
8.25% 3/1/38	568	709
Fifth Third Bank 4.75% 2/1/15	2,708	2,878
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	55	55
HBOS PLC 6.75% 5/21/18 (c)	3,004	3,032
HSBC Holdings PLC 5.1% 4/5/21	4,270	4,443
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,388
ING Bank NV 2.65% 1/14/13 (c)	8,720	8,856
JPMorgan Chase Bank 6% 10/1/17	12,071	13,571
KeyBank NA 5.8% 7/1/14	1,865	2,054
KeyCorp. 5.1% 3/24/21	4,303	4,479
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (i)	515	516
Marshall & Ilsley Bank:
5% 1/17/17	298	324
5.25% 9/4/12	47	49
PNC Funding Corp. 3.625% 2/8/15	2,676	2,828
Rabobank (Netherlands) NV 1.85% 1/10/14	12,454	12,611
Regions Bank:
6.45% 6/26/37	514	480
7.5% 5/15/18	2,648	2,866
Regions Financial Corp.:
0.4785% 6/26/12 (i)	260	253
5.75% 6/15/15	31	32
7.75% 11/10/14	168	184
SunTrust Banks, Inc. 3.6% 4/15/16	3,630	3,717
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	14,641	15,015
U.S. Bancorp 1.375% 9/13/13	9,640	9,712
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (c)(i)	3,796	3,805
UnionBanCal Corp. 5.25% 12/16/13	857	926
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA:
4.8% 11/1/14	$ 286	$ 310
4.875% 2/1/15	1,823	1,975
Wachovia Corp. 5.625% 10/15/16	4,400	4,915
Wells Fargo & Co.:
3.676% 6/15/16	4,260	4,427
3.75% 10/1/14	14,626	15,570
Westpac Banking Corp. 1.85% 12/9/13	4,120	4,163
		202,386
Consumer Finance - 1.6%
American Express Credit Corp. 2.75% 9/15/15	9,640	9,704
American Honda Finance Corp. 2.375% 3/18/13 (c)	1,800	1,836
Capital One Financial Corp.:
5.7% 9/15/11	3,642	3,695
7.375% 5/23/14	582	677
Discover Financial Services:
6.45% 6/12/17	2,977	3,350
10.25% 7/15/19	448	597
General Electric Capital Corp.:
1.875% 9/16/13	1,899	1,918
2.1% 1/7/14	4,222	4,272
2.25% 11/9/15	6,196	6,112
2.8% 1/8/13	9,075	9,313
2.95% 5/9/16	1,773	1,779
3.5% 8/13/12	4,879	5,033
3.5% 6/29/15	1,833	1,920
6.375% 11/15/67 (i)	5,670	5,897
Household Finance Corp. 6.375% 10/15/11	7,030	7,184
HSBC Finance Corp. 5.9% 6/19/12	444	467
SLM Corp. 0.5038% 10/25/11 (i)	5,737	5,723
		69,477
Diversified Financial Services - 3.3%
Bank of America Corp. 5.75% 12/1/17	6,840	7,418
BB&T Corp. 2.05% 4/28/14	4,200	4,251
BNP Paribas:
2.125% 12/21/12	2,270	2,312
3.25% 3/11/15	4,870	5,020
BP Capital Markets PLC:
3.125% 10/1/15	503	515
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
3.2% 3/11/16	$ 4,270	$ 4,356
3.625% 5/8/14	547	576
4.5% 10/1/20	500	512
Capital One Capital V 10.25% 8/15/39	1,170	1,245
Citigroup, Inc.:
4.75% 5/19/15	9,021	9,678
5.125% 5/5/14	1,651	1,784
6.125% 5/15/18	321	358
6.5% 8/19/13	21,531	23,671
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,940
JPMorgan Chase & Co.:
3.4% 6/24/15	17,366	17,951
4.625% 5/10/21	4,300	4,315
New York Life Global Fund 2.25% 12/14/12 (c)	4,310	4,409
ORIX Corp. 5.48% 11/22/11	425	433
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,411	1,478
5.35% 4/15/12 (c)	434	445
5.5% 1/15/14 (c)	999	1,075
5.7% 4/15/17 (c)	2,195	2,302
TECO Finance, Inc.:
4% 3/15/16	1,147	1,201
5.15% 3/15/20	1,709	1,833
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	4,406	4,714
USAA Capital Corp. 3.5% 7/17/14 (c)	5,832	6,124
Volkswagen International Finance NV 1.875% 4/1/14 (c)	8,100	8,156
Whirlpool Corp. 8% 5/1/12	4,870	5,175
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	5,531	5,780
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	2,866	2,896
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	2,778	2,868
		141,791
Insurance - 1.7%
Aon Corp.:
3.5% 9/30/15	6,239	6,442
5% 9/30/20	62	64
Assurant, Inc. 5.625% 2/15/14	2,474	2,658
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	671
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	$ 1,929	$ 2,025
Hartford Financial Services Group, Inc. 5.375% 3/15/17	149	160
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	4,280	4,207
6.5% 3/15/35 (c)	769	774
MetLife, Inc.:
2.375% 2/6/14	6,330	6,460
5% 6/15/15	1,285	1,413
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	3,000	2,999
Monumental Global Funding II 5.65% 7/14/11 (c)	2,239	2,248
Monumental Global Funding III 5.5% 4/22/13 (c)	2,851	3,042
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	401	443
Pacific Life Global Funding 5.15% 4/15/13 (c)	7,724	8,214
Pacific LifeCorp 6% 2/10/20 (c)	428	469
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,334
4.5% 11/15/20	4,820	4,873
5.15% 1/15/13	614	650
5.4% 6/13/35	499	491
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(i)	246	240
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,640	6,975
The Chubb Corp. 5.75% 5/15/18	1,739	1,992
Unum Group:
5.625% 9/15/20	2,518	2,672
7.125% 9/30/16	4,802	5,590
		70,106
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
4.95% 3/15/13	405	430
5.5% 1/15/12	1,655	1,702
BRE Properties, Inc. 5.5% 3/15/17	508	559
Camden Property Trust:
5.375% 12/15/13	2,244	2,417
5.875% 11/30/12	741	785
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,897	1,896
5.375% 10/15/12	1,677	1,737
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17	$ 2,748	$ 3,192
Duke Realty LP:
4.625% 5/15/13	885	930
5.875% 8/15/12	517	544
Equity One, Inc.:
6% 9/15/17	958	1,026
6.25% 12/15/14	520	570
6.25% 1/15/17	545	592
Equity Residential 5.125% 3/15/16	3,150	3,447
Federal Realty Investment Trust:
5.4% 12/1/13	557	603
5.9% 4/1/20	42	47
6% 7/15/12	3,796	3,992
6.2% 1/15/17	685	780
HRPT Properties Trust:
5.75% 11/1/15	982	1,062
6.25% 6/15/17	1,361	1,506
6.65% 1/15/18	792	894
UDR, Inc. 5.5% 4/1/14	4,753	5,082
Washington (REIT):
5.25% 1/15/14	248	268
5.95% 6/15/11	4,736	4,743
		38,804
Real Estate Management & Development - 1.7%
AMB Property LP 5.9% 8/15/13	2,849	3,024
Arden Realty LP 5.2% 9/1/11	2,074	2,097
BioMed Realty LP:
3.85% 4/15/16	8,587	8,708
6.125% 4/15/20	1,521	1,645
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,338	2,538
5.75% 4/1/12	2,711	2,811
Colonial Properties Trust 6.875% 8/15/12	717	745
Duke Realty LP:
5.4% 8/15/14	2,777	3,015
5.625% 8/15/11	4,074	4,110
6.25% 5/15/13	6,766	7,336
6.75% 3/15/20	291	333
8.25% 8/15/19	57	70
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
4.75% 7/15/20	$ 2,996	$ 3,105
5.375% 8/1/16	1,323	1,464
5.5% 10/1/12	2,159	2,283
5.75% 6/15/17	4,704	5,304
Liberty Property LP:
4.75% 10/1/20	3,111	3,177
5.125% 3/2/15	1,250	1,368
5.5% 12/15/16	1,941	2,145
6.625% 10/1/17	2,744	3,192
Mack-Cali Realty LP 7.75% 8/15/19	539	664
Post Apartment Homes LP 6.3% 6/1/13	4,169	4,480
Regency Centers LP:
4.95% 4/15/14	675	718
5.25% 8/1/15	2,356	2,568
5.875% 6/15/17	1,166	1,316
Simon Property Group LP:
4.2% 2/1/15	1,570	1,691
5.3% 5/30/13	50	54
Tanger Properties LP:
6.125% 6/1/20	3,006	3,371
6.15% 11/15/15	801	900
		74,232
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.5% 4/1/15	6,700	7,091
5.875% 1/5/21	5,905	6,297
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,787
U.S. Central Federal Credit Union 1.9% 10/19/12	6,480	6,611
		24,786
TOTAL FINANCIALS		729,833
HEALTH CARE - 1.4%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,817
Celgene Corp. 2.45% 10/15/15	472	469
		4,286
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	$ 4,540	$ 4,800
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,089
6.3% 8/15/14	3,995	4,304
Express Scripts, Inc.:
3.125% 5/15/16	3,905	3,947
5.25% 6/15/12	3,081	3,214
6.25% 6/15/14	1,824	2,062
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,287
UnitedHealth Group, Inc. 3.875% 10/15/20	5,296	5,240
WellPoint, Inc. 4.35% 8/15/20	5,502	5,602
		34,745
Pharmaceuticals - 0.4%
Merck & Co., Inc. 5% 6/30/19	2,152	2,396
Roche Holdings, Inc. 5% 3/1/14 (c)	4,101	4,505
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	6,900	7,129
Watson Pharmaceuticals, Inc. 5% 8/15/14	554	604
		14,634
TOTAL HEALTH CARE		58,465
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	440	474
6.4% 12/15/11 (c)	1,021	1,053
		1,527
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	3,372	3,565
6.795% 2/2/20	189	187
6.9% 7/2/19	992	1,053
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,139	2,054
8.36% 1/20/19	1,605	1,693
		8,552
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	$ 738	$ 784
6% 10/15/17	3,234	3,803
		4,587
TOTAL INDUSTRIALS		14,666
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.3% 6/1/21	4,000	4,032
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	3,938	4,357
6% 10/1/12	5,018	5,344
6.55% 10/1/17	2,606	3,091
		12,792
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	11,883	12,718
5.5% 5/15/12	2,072	2,163
		14,881
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (c)	6,900	6,950
TOTAL INFORMATION TECHNOLOGY		38,655
MATERIALS - 0.9%
Chemicals - 0.2%
Dow Chemical Co.:
4.85% 8/15/12	9,864	10,314
7.6% 5/15/14	669	780
		11,094
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,634
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	7,200	7,305
9.375% 4/8/14 (c)	3,434	4,156
9.375% 4/8/19 (c)	3,822	5,187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
ArcelorMittal SA 3.75% 3/1/16	$ 1,138	$ 1,156
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	2,182	2,267
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	2,211	2,367
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,436
		25,874
TOTAL MATERIALS		39,602
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,212
AT&T, Inc.:
2.5% 8/15/15	515	521
6.7% 11/15/13	1,296	1,459
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,090
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	6,407	6,539
5.25% 7/22/13	2,703	2,932
France Telecom SA 2.125% 9/16/15	1,491	1,493
Qwest Corp. 3.5595% 6/15/13 (i)	4,110	4,223
SBC Communications, Inc.:
5.1% 9/15/14	6,685	7,398
5.875% 2/1/12	3,018	3,124
5.875% 8/15/12	1,080	1,146
Telecom Italia Capital SA:
4.95% 9/30/14	4,152	4,397
5.25% 10/1/15	2,889	3,062
7.175% 6/18/19	401	455
Telefonica Emisiones SAU:
3.729% 4/27/15	8,664	8,947
5.134% 4/27/20	401	410
6.421% 6/20/16	1,283	1,453
Verizon Communications, Inc.:
3% 4/1/16	4,379	4,476
5.25% 4/15/13	1,400	1,508
Verizon New York, Inc. 6.875% 4/1/12	6,531	6,862
		67,707
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 3.625% 3/30/15	5,062	5,326
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	$ 9,282	$ 10,171
5.875% 10/1/19	287	321
Sprint Nextel Corp. 6% 12/1/16	1,159	1,179
Vodafone Group PLC:
4.15% 6/10/14	2,355	2,536
5% 12/16/13	2,972	3,242
5.5% 6/15/11	3,824	3,830
		26,605
TOTAL TELECOMMUNICATION SERVICES		94,312
UTILITIES - 2.6%
Electric Utilities - 1.4%
Ameren Illinois Co. 6.125% 11/15/17	455	524
AmerenUE 6.4% 6/15/17	3,867	4,509
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,324	5,800
Commonwealth Edison Co. 1.625% 1/15/14	4,828	4,865
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	203	213
Edison International 3.75% 9/15/17	2,938	2,964
EDP Finance BV:
4.9% 10/1/19 (c)	1,200	1,081
5.375% 11/2/12 (c)	2,201	2,252
Enel Finance International SA 5.7% 1/15/13 (c)	575	613
Exelon Corp. 4.9% 6/15/15	3,038	3,281
FirstEnergy Corp. 7.375% 11/15/31	463	538
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,091
6.05% 8/15/21	4,294	4,722
LG&E and KU Energy LLC:
2.125% 11/15/15 (c)	3,294	3,210
3.75% 11/15/20 (c)	19	18
Mid-American Energy Co. 5.65% 7/15/12	213	224
Nevada Power Co.:
6.5% 5/15/18	6,784	7,956
6.5% 8/1/18	2,033	2,386
Pennsylvania Electric Co. 6.05% 9/1/17	844	944
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,135
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,094
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 2,018	$ 2,197
Tampa Electric Co. 5.4% 5/15/21	1,635	1,821
		59,438
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	2,661	2,962
Exelon Generation Co. LLC:
4% 10/1/20	669	644
5.2% 10/1/19	6,500	6,858
5.35% 1/15/14	1,687	1,834
PPL Energy Supply LLC 6.3% 7/15/13	8,190	8,958
		21,256
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,883
Dominion Resources, Inc.:
6.3% 9/30/66 (i)	4,542	4,497
7.5% 6/30/66 (i)	4,221	4,474
DTE Energy Co. 7.05% 6/1/11	1,991	1,991
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,675	3,912
National Grid PLC 6.3% 8/1/16	1,843	2,128
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,905
5.4% 7/15/14	1,743	1,923
5.45% 9/15/20	313	335
6.4% 3/15/18	1,717	1,970
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,383	3,425
		32,443
TOTAL UTILITIES		113,137
TOTAL NONCONVERTIBLE BONDS (Cost $1,359,147)		1,474,632
U.S. Government and Government Agency Obligations - 40.6%

U.S. Government Agency Obligations - 4.8%
Fannie Mae:
0.75% 12/18/13	4,563	4,553
1.125% 6/27/14	18,401	18,494
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
1.25% 8/20/13	$ 6,260	$ 6,345
1.25% 2/27/14	7,263	7,345
2.5% 5/15/14	57,116	59,633
2.75% 3/13/14	18,330	19,282
4.625% 10/15/13	1,967	2,148
Freddie Mac:
1.375% 2/25/14	19,070	19,331
1.75% 9/10/15	62,973	63,545
2.5% 4/23/14	5,680	5,934
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	169	170
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		206,780
U.S. Treasury Obligations - 34.7%
U.S. Treasury Notes:
1% 5/15/14	2,097	2,111
1.75% 7/31/15	178,208	181,439
1.875% 9/30/17	1,890	1,856
2.125% 5/31/15	102,259	105,838
2.375% 9/30/14 (f)	82,860	86,789
2.375% 10/31/14	14,783	15,481
2.375% 5/31/18	184,985	184,955
2.5% 3/31/15	17,997	18,914
2.5% 4/30/15	112,872	118,551
2.625% 7/31/14	110,000	116,084
3% 9/30/16	83,994	89,158
3.125% 10/31/16	15,084	16,095
3.125% 1/31/17 (f)	44,686	47,573
3.125% 5/15/21	6,139	6,177
3.625% 2/15/20	228,401	243,194
3.625% 2/15/21	243,123	255,664
TOTAL U.S. TREASURY OBLIGATIONS		1,489,879
Other Government Related - 1.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	3,370	3,427
3.125% 6/15/12 (FDIC Guaranteed) (e)	4,498	4,629
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	$ 10,700	$ 10,924
2.125% 7/12/12 (FDIC Guaranteed) (e)	2,250	2,296
2.25% 12/10/12 (FDIC Guaranteed) (e)	10,850	11,155
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	12,980	13,272
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	2,149	2,214
TOTAL OTHER GOVERNMENT RELATED		47,917
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,695,695)		1,744,576
U.S. Government Agency - Mortgage Securities - 5.6%

Fannie Mae - 4.4%
1.975% 10/1/33 (i)	224	231
2.01% 2/1/33 (i)	202	209
2.035% 3/1/35 (i)	167	174
2.042% 12/1/34 (i)	229	238
2.053% 10/1/33 (i)	96	101
2.065% 7/1/35 (i)	90	94
2.175% 3/1/35 (i)	38	40
2.457% 3/1/35 (i)	116	121
2.481% 10/1/35 (i)	350	362
2.534% 7/1/34 (i)	113	117
2.542% 7/1/35 (i)	428	448
2.554% 10/1/33 (i)	273	287
2.589% 6/1/36 (i)	178	186
2.59% 12/1/33 (i)	6,683	7,005
2.603% 7/1/35 (i)	731	766
2.62% 11/1/36 (i)	1,300	1,363
2.711% 5/1/35 (i)	460	486
2.908% 4/1/35 (i)	4,110	4,311
2.908% 9/1/36 (i)	2,011	2,126
3.194% 1/1/40 (i)	3,785	3,958
3.344% 1/1/40 (i)	5,628	5,910
3.472% 3/1/40 (i)	3,737	3,923
3.5% 1/1/26	93,057	94,992
3.533% 7/1/37 (i)	389	408
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.54% 12/1/39 (i)	$ 1,108	$ 1,164
3.604% 3/1/40 (i)	4,302	4,533
3.658% 3/1/40 (i)	2,189	2,304
3.692% 5/1/40 (i)	2,066	2,178
3.697% 5/1/40 (i)	2,469	2,603
3.744% 1/1/40 (i)	1,943	2,050
3.764% 10/1/39 (i)	2,579	2,722
3.793% 6/1/40 (i)	2,170	2,290
3.863% 4/1/40 (i)	1,023	1,080
3.972% 11/1/39 (i)	1,879	1,991
4% 7/1/18	3,170	3,355
4% 1/1/40 (i)	489	518
4.01% 2/1/40 (i)	995	1,052
4.102% 1/1/40 (i)	726	770
4.5% 8/1/18 to 7/1/20	7,754	8,297
5.5% 9/1/17 to 6/1/36	18,871	20,498
6.5% 4/1/13 to 3/1/26	1,055	1,125
7% 7/1/25 to 2/1/32	31	36
7.5% 8/1/13 to 8/1/29	391	443
12.5% 4/1/15	3	3
TOTAL FANNIE MAE		186,868
Freddie Mac - 1.1%
2.155% 4/1/35 (i)	1,732	1,823
2.357% 3/1/36 (i)	320	330
2.499% 1/1/35 (i)	154	162
2.92% 11/1/35 (i)	762	806
2.942% 3/1/33 (i)	35	37
3.281% 10/1/35 (i)	256	273
3.522% 12/1/39 (i)	2,948	3,090
3.547% 4/1/40 (i)	2,775	2,914
3.591% 4/1/40 (i)	2,481	2,608
3.617% 2/1/40 (i)	6,297	6,628
3.801% 4/1/40 (i)	2,038	2,142
3.926% 5/1/40 (i)	729	769
3.981% 3/1/40 (i)	2,079	2,199
4.105% 12/1/39 (i)	448	474
4.5% 8/1/18	10,253	10,965
5% 3/1/19	12,305	13,299
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7% 7/1/11 to 3/1/12	$ 5	$ 5
7.5% 6/1/11 to 1/1/33	165	185
TOTAL FREDDIE MAC		48,709
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	4,216	4,847
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	970	1,071
TOTAL GINNIE MAE		5,923
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $235,878)		241,500
Asset-Backed Securities - 7.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (i)	715	501
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (i)	19	19
Class M2, 1.844% 3/25/34 (i)	356	286
Series 2005-HE2 Class M2, 0.644% 4/25/35 (i)	70	67
Series 2006-OP1 Class M4, 0.564% 4/25/36 (i)	65	0
Advanta Business Card Master Trust Series 2007-D1 Class D, 1.5958% 1/22/13 (c)(i)	4,593	69
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	7,320	7,395
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,840	1,858
Class A4, 3% 10/15/15 (c)	1,820	1,881
Series 2010-1 Class A4, 2.3% 12/15/14	7,600	7,798
Series 2010-4 Class A4, 1.35% 12/15/15	3,930	3,902
Series 2010-5 Class A4, 1.75% 3/15/16	1,635	1,641
Series 2011-1 Class A4, 2.23% 3/15/16	7,350	7,482
Series 2011-2 Class A3, 1.18% 4/15/15	4,230	4,251
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	2,160	2,225
Series 2011-1 Class A2, 2.15% 1/15/16	15,400	15,670
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	5,980	5,986
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust: - continued
Series 2011-1 Class A3, 1.39% 9/8/15	$ 3,080	$ 3,094
AmeriCredit Automobile Receivables Trust Series 2011-2 Class A3, 1.61% 10/8/15	6,330	6,380
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	714	728
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (i)	41	33
Series 2004-R2 Class M3, 0.744% 4/25/34 (i)	60	17
Series 2005-R2 Class M1, 0.644% 4/25/35 (i)	930	803
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (i)	22	17
Series 2004-W11 Class M2, 0.894% 11/25/34 (i)	253	218
Series 2004-W7 Class M1, 0.744% 5/25/34 (i)	968	735
Series 2006-W4 Class A2C, 0.354% 5/25/36 (i)	620	190
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.019% 4/25/34 (i)	1,202	963
Series 2006-HE2 Class M1, 0.564% 3/25/36 (i)	155	2
Axon Financial Funding Ltd. 0.873% 4/4/17 (a)(c)(i)	4,149	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	3,372	3,397
Class A4, 3.52% 6/15/16 (c)	3,600	3,714
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	1,808	1,820
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	5,350	5,382
Series 2010-2 Class A3, 1.31% 7/15/14	7,730	7,786
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 0.944% 2/25/35 (i)	1,896	1,260
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	6,180	6,191
Series 2011-1 Class A3, 1.06% 2/20/14	6,190	6,215
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (i)	725	656
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (i)	28	28
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12	771	777
Series 2007-1 Class C, 5.38% 11/15/12	429	441
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	866	876
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	7,166	7,334
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	$ 2,600	$ 2,804
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (c)(i)	310	248
Class B, 0.9458% 7/20/39 (c)(i)	189	77
Class C, 1.2958% 7/20/39 (c)(i)	243	12
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	589	593
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (i)	514	21
Series 2006-NC4 Class M1, 0.494% 10/25/36 (i)	165	11
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (i)	812	285
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	9,662	10,260
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	4,830	4,838
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	5,489	5,903
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,831
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	6,500	6,581
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (i)	345	20
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (i)	39	38
Series 2007-4 Class A1A, 0.3326% 9/25/37 (i)	324	312
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	149	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.164% 4/25/34 (i)	72	35
Series 2004-4 Class M2, 0.989% 6/25/34 (i)	265	148
Series 2005-3 Class MV1, 0.614% 8/25/35 (i)	320	308
Series 2005-AB1 Class A2, 0.404% 8/25/35 (i)	33	32
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (c)	210	211
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (i)	18	12
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (i)	208	120
Series 2006-3 Class 2A3, 0.354% 11/25/36 (i)	3,188	1,285
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	6,360	6,366
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust:
Series 2006-C:
Class B, 5.3% 6/15/12	$ 422	$ 424
Class D, 6.89% 5/15/13 (c)	1,855	1,875
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,014	1,045
Series 2009-B Class A3, 2.79% 8/15/13	3,165	3,198
Series 2009-C Class A4, 4.43% 11/15/14	3,490	3,698
Series 2009-D Class A4, 2.98% 8/15/14	4,950	5,118
Series 2009-E Class A3, 1.51% 1/15/14	4,454	4,483
Series 2010-B:
Class A3, 0.98% 10/15/14	4,170	4,189
Class A4, 1.58% 9/15/15	9,480	9,572
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.448% 6/15/13 (i)	6,460	6,459
Class B, 0.748% 6/15/13 (i)	348	348
Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,412
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	27	27
Series 2007-1:
Class A4, 5.03% 2/16/15	104	104
Class C, 5.43% 2/16/15	453	454
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.684% 1/25/35 (i)	427	209
Class M4, 0.874% 1/25/35 (i)	164	52
Series 2006-D Class M1, 0.424% 11/25/36 (i)	172	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (c)(i)	1,457	860
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,128	898
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (c)(i)	108	101
Series 2006-2A:
Class A, 0.378% 11/15/34 (c)(i)	1,510	1,254
Class B, 0.478% 11/15/34 (c)(i)	547	355
Class C, 0.578% 11/15/34 (c)(i)	906	453
Class D, 0.948% 11/15/34 (c)(i)	345	86
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	10,500	10,560
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (i)	545	528
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14	20	20
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(i)	$ 254	$ 70
Class M1, 0.844% 6/25/34 (i)	1,379	930
Series 2007-HE1 Class M1, 0.444% 3/25/47 (i)	547	32
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (c)(i)	468	244
Class C, 0.744% 9/25/46 (c)(i)	688	138
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (i)	312	223
Series 2003-3 Class M1, 1.484% 8/25/33 (i)	336	275
Series 2003-5 Class A2, 0.894% 12/25/33 (i)	15	10
Series 2005-5 Class 2A2, 0.444% 11/25/35 (i)	30	30
Series 2006-1 Class 2A3, 0.419% 4/25/36 (i)	538	526
Series 2006-8 Class 2A1, 0.244% 3/25/37 (i)	3	3
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	1,858	1,874
Series 2010-1 Class A4, 1.98% 5/23/16	1,770	1,806
Series 2010-2 Class A4, 1.93% 8/18/16	9,820	10,013
Series 2011-1 Class A4, 1.8% 4/17/17	2,270	2,302
Series 2011-2 Class A4, 1.55% 8/18/17	5,790	5,813
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (i)	313	266
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (i)	766	355
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	2,024	2,040
John Deere Owner Trust:
Series 2009-B Class A-3, 1.57% 10/15/13	4,114	4,134
Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,836
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (i)	151	5
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (i)	764	650
Class MV1, 0.424% 11/25/36 (i)	621	406
Series 2007-CH3 Class M1, 0.494% 3/25/37 (i)	423	22
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (i)	319	275
Series 2006-A Class 2C, 1.4585% 3/27/42 (i)	2,280	460
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	971	979
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (i)	$ 41	$ 29
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	13	14
Class C, 5.691% 10/20/28 (c)	6	6
Class D, 6.01% 10/20/28 (c)	70	72
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (i)	272	16
Series 2007-HE1 Class M1, 0.494% 5/25/37 (i)	353	19
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	8,530	8,576
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (i)	133	86
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	22	22
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (i)	432	295
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (i)	985	848
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (i)	7	7
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (i)	1,881	1,505
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (i)	26	21
Series 2004-HE7 Class B3, 5.444% 8/25/34 (i)	204	44
Series 2005-NC1 Class M1, 0.634% 1/25/35 (i)	180	122
Series 2005-NC2 Class B1, 1.364% 3/25/35 (i)	188	26
Series 2007-HE2 Class M1, 0.444% 1/25/37 (i)	194	5
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (k)	4,649	535
Series 2006-2 Class AIO, 6% 8/25/11 (k)	2,882	28
Series 2006-3 Class AIO, 7.1% 1/25/12 (k)	16,064	522
Series 2006-4:
Class A1, 0.224% 3/25/25 (i)	31	31
Class AIO, 6.35% 2/27/12 (k)	13,011	501
Class D, 1.294% 5/25/32 (i)	1,745	13
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	15,602	897
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	11,606	790
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (i)	642	415
Series 2005-D Class M2, 0.664% 2/25/36 (i)	525	154
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	169	169
Series 2009-B Class A3, 2.07% 1/15/15	2,877	2,884
Series 2010-B Class A4, 1.27% 10/15/16	1,980	1,988
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	$ 3,260	$ 3,280
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (a)(c)(i)	405	0
Series 2006-1A Class A, 1.5958% 3/20/11 (a)(c)(i)	530	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (i)	10	10
Series 2007-6 Class 2A1, 0.254% 7/25/37 (i)	22	22
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (i)	240	147
Class M4, 1.644% 9/25/34 (i)	308	97
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (i)	1,658	1,554
Class M4, 1.024% 1/25/36 (i)	665	351
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (i)	788	11
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (i)	358	11
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (i)	2	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (i)	667	532
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (i)	36	0*
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (i)	35	13
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (i)	9	9
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (c)(i)	349	333
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (i)	572	94
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	484	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (i)	50	22
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	566	580
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (i)	168	131
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	2,740	2,754
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (c)(i)	1,774	53
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	3,080	3,215
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
USAA Auto Owner Trust: - continued
Series 2009-2 Class A3, 1.54% 2/18/14	$ 4,171	$ 4,195
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	1,440	1,445
Series 2010-A:
Class A3, 0.99% 11/20/13	9,700	9,723
Class A4, 1.18% 10/20/15	480	482
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	400	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (c)(i)	4,281	4,276
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	3	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (c)(i)	806	476
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	3,590	3,605
TOTAL ASSET-BACKED SECURITIES (Cost $319,718)		329,007
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 1.7%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (c)(i)	7,820	7,827
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	2,175	2,218
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (i)	905	851
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (i)	645	583
Series 2004-A Class 2A2, 2.8609% 2/25/34 (i)	185	164
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (i)	87	79
Class 2A2, 2.8678% 3/25/34 (i)	580	552
Series 2004-D Class 2A2, 2.8778% 5/25/34 (i)	1,303	1,193
Series 2004-G Class 2A7, 3.021% 8/25/34 (i)	1,221	1,097
Series 2004-H Class 2A1, 3.1658% 9/25/34 (i)	1,066	955
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6062% 10/12/41 (c)(i)(k)	2,721	28
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.938% 2/25/37 (i)	524	519
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (i)	$ 1,207	$ 1,268
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,348	526
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (c)(i)	164	164
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (i)	1,165	1,088
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	3,303	3,320
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (c)(i)	590	589
Class C2, 0.7455% 10/18/54 (c)(i)	198	196
Class M2, 0.5255% 10/18/54 (c)(i)	339	338
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (c)(i)	1,404	1,386
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2958% 12/20/54 (i)	151	98
Series 2006-1A Class C2, 1.3958% 12/20/54 (c)(i)	3,085	2,005
Series 2006-2 Class C1, 0.6658% 12/20/54 (i)	2,445	1,589
Series 2006-3 Class C2, 0.6958% 12/20/54 (i)	506	329
Series 2006-4:
Class B1, 0.2858% 12/20/54 (i)	2,386	2,052
Class C1, 0.5758% 12/20/54 (i)	1,459	948
Class M1, 0.3658% 12/20/54 (i)	629	481
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (i)	1,115	725
Class 1M1, 0.4958% 12/20/54 (i)	754	577
Class 2C1, 1.1558% 12/20/54 (i)	506	329
Class 2M1, 0.6958% 12/20/54 (i)	969	741
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (i)	1,341	872
Granite Mortgages Series 2003-2 Class 1A3, 0.774% 7/20/43 (i)	2,813	2,736
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.724% 1/20/44 (i)	194	149
Series 2004-1 Class 2A1, 0.629% 3/20/44 (i)	2,376	2,301
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (i)	162	108
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	29	29
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18: - continued
Class A3, 5.447% 6/12/47 (i)	$ 2,289	$ 2,394
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.6036% 12/25/34 (i)	855	813
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (i)	1,046	1,003
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (i)	424	300
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (i)	78	0*
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (i)	873	607
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (c)(i)	181	176
Class C, 0.388% 6/15/22 (c)(i)	785	738
Class D, 0.398% 6/15/22 (c)(i)	301	282
Class E, 0.408% 6/15/22 (c)(i)	483	447
Class F, 0.438% 6/15/22 (c)(i)	733	671
Class G, 0.508% 6/15/22 (c)(i)	259	232
Class H, 0.528% 6/15/22 (c)(i)	362	317
Class J, 0.568% 6/15/22 (c)(i)	422	366
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	5,168	5,432
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (i)	1,507	101
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.358% 10/15/33 (i)	10,020	9,964
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (i)	2,314	1,988
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (c)(i)	947	773
Class B6, 3.0539% 7/10/35 (c)(i)	261	201
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	668	712
Series 2004-SL3 Class A1, 7% 8/25/16	39	40
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (c)(i)	227	210
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	170	60
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (i)	$ 17	$ 13
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (i)	1,475	1,049
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.4817% 6/25/34 (i)	732	717
Series 2005-AR10 Class 2A2, 2.8082% 6/25/35 (i)	681	662
Series 2005-AR12 Class 2A6, 2.7836% 7/25/35 (i)	357	338
Series 2005-AR2 Class 2A2, 2.7435% 3/25/35 (i)	2,011	1,859
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (i)	964	883
TOTAL PRIVATE SPONSOR		74,358
U.S. Government Agency - 0.6%
Fannie Mae Series 2010-123 Class DL, 3.5% 11/25/25	3,943	4,122
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	273	298
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	907	984
Series 2004-86 Class KC, 4.5% 5/25/19	680	714
Series 2010-143 Class B, 3.5% 12/25/25	6,101	6,391
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	937	1,015
Series 2363 Class PF, 6% 9/15/16	1,178	1,276
Series 2425 Class JH, 6% 3/15/17	1,074	1,174
Series 3777 Class AC, 3.5% 12/15/25	9,149	9,573
TOTAL U.S. GOVERNMENT AGENCY		25,547
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $83,868)		99,905
Commercial Mortgage Securities - 4.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0825% 2/14/43 (i)	888	933
Class A3, 7.1325% 2/14/43 (i)	958	1,024
Class A6, 7.4525% 2/14/43 (i)	1,412	1,492
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5: - continued
Class PS1, 1.4533% 2/14/43 (i)(k)	$ 3,496	$ 72
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (i)	1,409	1,504
Series 2006-5 Class A3, 5.39% 9/10/47	1,683	1,751
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,551
Series 2007-4 Class A3, 5.9998% 2/10/51 (i)	1,204	1,288
Series 2006-6 Class E, 5.619% 10/10/45 (c)	697	139
Series 2007-3 Class A3, 5.8018% 6/10/49 (i)	2,016	2,131
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	221	224
Class A4, 4.153% 11/10/38	1,531	1,597
Series 2001-3 Class H, 6.562% 4/11/37 (c)	675	679
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	302	300
Class K, 6.15% 5/11/35 (c)	561	548
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.508% 3/15/22 (c)(i)	518	518
Class D, 0.558% 3/15/22 (c)(i)	525	525
Class E, 0.598% 3/15/22 (c)(i)	434	426
Class F, 0.668% 3/15/22 (c)(i)	277	270
Class G, 0.728% 3/15/22 (c)(i)	179	170
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (c)(i)	775	752
Class D, 0.408% 10/15/19 (c)(i)	947	904
Class E, 0.438% 10/15/19 (c)(i)	878	825
Class F, 0.508% 10/15/19 (c)(i)	1,724	1,617
Class G, 0.528% 10/15/19 (c)(i)	609	536
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (c)(i)	53	39
Series 2004-1:
Class A, 0.554% 4/25/34 (c)(i)	661	579
Class B, 2.094% 4/25/34 (c)(i)	75	40
Class M1, 0.754% 4/25/34 (c)(i)	60	45
Class M2, 1.394% 4/25/34 (c)(i)	56	37
Series 2004-2:
Class A, 0.624% 8/25/34 (c)(i)	552	480
Class M1, 0.774% 8/25/34 (c)(i)	127	91
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A1, 0.564% 1/25/35 (c)(i)	$ 1,263	$ 1,120
Class A2, 0.614% 1/25/35 (c)(i)	181	159
Class M1, 0.694% 1/25/35 (c)(i)	218	154
Class M2, 1.194% 1/25/35 (c)(i)	86	58
Series 2005-2A:
Class A1, 0.504% 8/25/35 (c)(i)	930	767
Class M1, 0.624% 8/25/35 (c)(i)	40	26
Class M2, 0.674% 8/25/35 (c)(i)	66	39
Class M3, 0.694% 8/25/35 (c)(i)	36	21
Class M4, 0.804% 8/25/35 (c)(i)	53	29
Series 2005-3A:
Class A1, 0.514% 11/25/35 (c)(i)	297	247
Class A2, 0.594% 11/25/35 (c)(i)	345	288
Class M1, 0.634% 11/25/35 (c)(i)	56	37
Class M2, 0.684% 11/25/35 (c)(i)	71	42
Class M3, 0.704% 11/25/35 (c)(i)	63	36
Class M4, 0.794% 11/25/35 (c)(i)	79	40
Series 2005-4A:
Class A2, 0.584% 1/25/36 (c)(i)	698	589
Class B1, 1.594% 1/25/36 (c)(i)	96	34
Class M1, 0.644% 1/25/36 (c)(i)	225	146
Class M2, 0.664% 1/25/36 (c)(i)	107	65
Class M3, 0.694% 1/25/36 (c)(i)	99	55
Class M4, 0.804% 1/25/36 (c)(i)	87	45
Class M5, 0.844% 1/25/36 (c)(i)	87	41
Class M6, 0.894% 1/25/36 (c)(i)	92	38
Series 2006-1:
Class A2, 0.554% 4/25/36 (c)(i)	106	87
Class M1, 0.574% 4/25/36 (c)(i)	60	42
Class M2, 0.594% 4/25/36 (c)(i)	63	42
Class M3, 0.614% 4/25/36 (c)(i)	55	34
Class M4, 0.714% 4/25/36 (c)(i)	31	18
Class M5, 0.754% 4/25/36 (c)(i)	30	16
Class M6, 0.834% 4/25/36 (c)(i)	60	29
Series 2006-2A:
Class A1, 0.424% 7/25/36 (c)(i)	2,274	1,809
Class A2, 0.474% 7/25/36 (c)(i)	95	75
Class B1, 1.064% 7/25/36 (c)(i)	56	21
Class B3, 2.894% 7/25/36 (c)(i)	85	26
Class M1, 0.504% 7/25/36 (c)(i)	100	65
Class M2, 0.524% 7/25/36 (c)(i)	112	68
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M3, 0.544% 7/25/36 (c)(i)	$ 93	$ 56
Class M4, 0.614% 7/25/36 (c)(i)	62	36
Class M5, 0.664% 7/25/36 (c)(i)	77	43
Class M6, 0.734% 7/25/36 (c)(i)	115	48
Series 2006-3A:
Class B1, 0.994% 10/25/36 (c)(i)	103	13
Class B2, 1.544% 10/25/36 (c)(i)	74	7
Class B3, 2.794% 10/25/36 (c)(i)	121	6
Class M4, 0.624% 10/25/36 (c)(i)	114	39
Class M5, 0.674% 10/25/36 (c)(i)	136	41
Class M6, 0.754% 10/25/36 (c)(i)	168	37
Series 2006-4A:
Class A1, 0.424% 12/25/36 (c)(i)	412	334
Class A2, 0.464% 12/25/36 (c)(i)	2,184	1,616
Class B1, 0.894% 12/25/36 (c)(i)	92	15
Class B2, 1.444% 12/25/36 (c)(i)	94	12
Class B3, 2.644% 12/25/36 (c)(i)	161	15
Class M1, 0.484% 12/25/36 (c)(i)	193	87
Class M2, 0.504% 12/25/36 (c)(i)	128	53
Class M3, 0.534% 12/25/36 (c)(i)	130	46
Class M4, 0.594% 12/25/36 (c)(i)	156	46
Class M5, 0.634% 12/25/36 (c)(i)	143	35
Class M6, 0.714% 12/25/36 (c)(i)	128	26
Series 2007-1:
Class A2, 0.464% 3/25/37 (c)(i)	487	324
Class B1, 0.864% 3/25/37 (c)(i)	204	31
Class B2, 1.344% 3/25/37 (c)(i)	148	17
Class B3, 3.544% 3/25/37 (c)(i)	246	14
Class M1, 0.464% 3/25/37 (c)(i)	179	73
Class M2, 0.484% 3/25/37 (c)(i)	135	46
Class M3, 0.514% 3/25/37 (c)(i)	120	37
Class M4, 0.564% 3/25/37 (c)(i)	96	25
Class M5, 0.614% 3/25/37 (c)(i)	150	33
Class M6, 0.694% 3/25/37 (c)(i)	209	40
Series 2007-2A:
Class A1, 0.464% 7/25/37 (c)(i)	438	325
Class A2, 0.514% 7/25/37 (c)(i)	411	261
Class B1, 1.794% 7/25/37 (c)(i)	168	16
Class B2, 2.444% 7/25/37 (c)(i)	145	10
Class B3, 3.544% 7/25/37 (c)(i)	163	8
Class M1, 0.564% 7/25/37 (c)(i)	191	66
Class M2, 0.604% 7/25/37 (c)(i)	104	28
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.684% 7/25/37 (c)(i)	$ 105	$ 21
Class M4, 0.844% 7/25/37 (c)(i)	209	35
Class M5, 0.944% 7/25/37 (c)(i)	185	27
Class M6, 1.194% 7/25/37 (c)(i)	234	29
Series 2007-3:
Class A2, 0.484% 7/25/37 (c)(i)	385	257
Class B1, 1.144% 7/25/37 (c)(i)	146	22
Class B2, 1.794% 7/25/37 (c)(i)	276	32
Class B3, 4.194% 7/25/37 (c)(i)	195	13
Class M1, 0.504% 7/25/37 (c)(i)	131	51
Class M2, 0.534% 7/25/37 (c)(i)	139	45
Class M3, 0.564% 7/25/37 (c)(i)	220	60
Class M4, 0.694% 7/25/37 (c)(i)	261	62
Class M5, 0.794% 7/25/37 (c)(i)	180	38
Class M6, 0.994% 7/25/37 (c)(i)	136	25
Series 2007-4A:
Class B1, 2.744% 9/25/37 (c)(i)	225	9
Class B2, 3.644% 9/25/37 (c)(i)	619	19
Class M1, 1.144% 9/25/37 (c)(i)	216	39
Class M2, 1.244% 9/25/37 (c)(i)	216	30
Class M4, 1.794% 9/25/37 (c)(i)	419	34
Class M5, 1.944% 9/25/37 (c)(i)	419	29
Class M6, 2.144% 9/25/37 (c)(i)	421	25
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(k)	2,561	102
Series 2007-5A Class IO, 3.047% 10/25/37 (c)(i)(k)	6,218	672
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (c)(i)	363	327
Class H, 0.848% 3/15/19 (c)(i)	244	208
Class J, 1.048% 3/15/19 (c)(i)	183	156
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (c)(i)	349	319
Class E, 0.498% 3/15/22 (c)(i)	1,818	1,641
Class F, 0.548% 3/15/22 (c)(i)	1,115	985
Class G, 0.598% 3/15/22 (c)(i)	376	321
Class H, 0.748% 3/15/22 (c)(i)	349	290
Class J, 0.898% 3/15/22 (c)(i)	349	267
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	269	272
Series 2004-PWR3 Class A3, 4.487% 2/11/41	474	487
Series 2007-PW17 Class A1, 5.282% 6/11/50	424	434
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-T26 Class A1, 5.145% 1/12/45	$ 182	$ 185
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (c)(i)(k)	8,518	13
Series 2003-T12 Class X2, 0.6284% 8/13/39 (c)(i)(k)	31,076	67
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (c)(i)(k)	13,759	223
Series 2007-PW16:
Class B, 5.716% 6/11/40 (c)(i)	193	124
Class C, 5.716% 6/11/40 (c)(i)	161	87
Class D, 5.716% 6/11/40 (c)(i)	161	81
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (c)(i)(k)	105,250	1,189
Series 2007-T28:
Class A1, 5.422% 9/11/42	104	105
Class X2, 0.3378% 9/11/42 (c)(i)(k)	51,855	372
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (c)(i)	373	288
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,418	1,514
Class XCL, 2.4992% 5/15/35 (c)(i)(k)	9,486	198
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (c)(i)	431	428
Class G, 0.5271% 8/15/21 (c)(i)	273	272
Class H, 0.5671% 8/15/21 (c)(i)	218	215
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	1,816	1,688
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	3,186	3,182
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	747	752
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,175	1,218
Class C, 5.476% 12/11/49	2,273	796
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (i)	1,207	1,293
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	1,738
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (c)(i)	4,464	4,246
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class C, 0.468% 4/15/17 (c)(i)	$ 971	$ 914
Class D, 0.508% 4/15/17 (c)(i)	428	395
Class E, 0.568% 4/15/17 (c)(i)	136	123
Class F, 0.608% 4/15/17 (c)(i)	78	68
Class G, 0.748% 4/15/17 (c)(i)	78	66
Class H, 0.818% 4/15/17 (c)(i)	78	62
Class J, 1.048% 4/15/17 (c)(i)	59	41
Series 2005-FL11:
Class C, 0.498% 11/15/17 (c)(i)	921	891
Class D, 0.538% 11/15/17 (c)(i)	48	46
Class E, 0.588% 11/15/17 (c)(i)	170	161
Class F, 0.648% 11/15/17 (c)(i)	84	78
Class G, 0.698% 11/15/17 (c)(i)	58	52
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (c)(i)	1,720	1,600
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	12	12
Series 2006-C8 Class A3, 5.31% 12/10/46	3,439	3,584
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,080	2,083
Class AJFX, 5.478% 2/5/19 (c)	2,590	2,611
Series 2006-C8 Class XP, 0.6858% 12/10/46 (i)(k)	14,706	157
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (i)	2,414	2,573
Series 2007-C3:
Class A2, 5.9052% 6/15/39 (i)	2,342	2,390
Class A4, 5.9052% 6/15/39 (i)	726	789
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,435	3,574
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (i)(k)	8,953	145
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (c)(i)	4,306	3,445
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,207	1,222
Series 2002-CP5 Class A1, 4.106% 12/15/35	65	66
Series 2004-C1:
Class A3, 4.321% 1/15/37	165	166
Class A4, 4.75% 1/15/37	562	595
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (i)(k)	2,447	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (c)(i)(k)	$ 5,178	$ 9
Series 2006-C1 Class A3, 5.711% 2/15/39 (i)	3,187	3,366
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (c)(i)	457	416
Class C:
0.368% 2/15/22 (c)(i)	840	756
0.468% 2/15/22 (c)(i)	300	258
Class F, 0.518% 2/15/22 (c)(i)	600	504
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (i)(k)	18,854	198
Class B, 5.487% 2/15/40 (c)(i)	1,845	369
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	413	414
Class G, 6.936% 3/15/33 (c)	794	788
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,848
Series 2001-1 Class X1, 1.2156% 5/15/33 (c)(i)(k)	2,230	13
Series 2007-C1 Class XP, 0.3797% 12/10/49 (i)(k)	22,615	113
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.7915% 12/10/41 (i)(k)	20,032	51
Series 2005-C1 Class X2, 0.7311% 5/10/43 (i)(k)	4,596	27
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (c)(i)	454	418
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	2,414	2,520
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (c)(i)(k)	20,200	92
Series 2006-GG7 Class A3, 5.881% 7/10/38 (i)	1,591	1,685
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (c)(i)(k)	26,923	223
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (c)(i)	40	39
Class D, 0.489% 6/6/20 (c)(i)	288	271
Class E, 0.579% 6/6/20 (c)(i)	334	306
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2006-FL8A:
Class F, 0.649% 6/6/20 (c)(i)	$ 376	$ 341
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(i)	1,355	1,336
Class D, 2.3636% 3/6/20 (c)(i)	2,650	2,614
Class F, 2.8433% 3/6/20 (c)(i)	112	110
Class G, 3.0177% 3/6/20 (c)(i)	56	55
Class H, 3.5846% 3/6/20 (c)(i)	44	44
Class J, 4.4568% 3/6/20 (c)(i)	63	63
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	2,840	2,888
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (c)(i)(k)	21,985	151
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,879	1,890
Series 2007-GG10 Class A2, 5.778% 8/10/45	555	568
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB13 Class E, 5.5268% 1/12/43 (c)(i)	611	63
Series 2005-LDP4 Class X2, 0.3451% 10/15/42 (i)(k)	485,168	1,507
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	394	394
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.368% 11/15/18 (c)(i)	784	737
Class C, 0.408% 11/15/18 (c)(i)	557	518
Class D, 0.428% 11/15/18 (c)(i)	188	169
Class E, 0.478% 11/15/18 (c)(i)	203	185
Class F, 0.528% 11/15/18 (c)(i)	305	272
Class G, 0.558% 11/15/18 (c)(i)	265	228
Class H, 0.698% 11/15/18 (c)(i)	203	167
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	557	579
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (i)	1,695	1,745
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	9,620	9,773
Class A3, 5.42% 1/15/49	3,322	3,602
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	354
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (i)	103	76
Class C, 5.9318% 2/12/49 (i)	270	169
Class D, 5.9318% 2/12/49 (i)	284	143
Series 2007-LDP10 Class ES, 5.7307% 1/15/49 (c)(i)	624	131
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	$ 315	$ 314
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	295	295
Series 2006-C7:
Class A1, 5.279% 11/15/38	131	131
Class A2, 5.3% 11/15/38	1,328	1,340
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	81	82
Class A4, 5.424% 2/15/40	156	170
Series 2007-C2 Class A3, 5.43% 2/15/40	582	631
Series 2001-C3 Class B, 6.512% 6/15/36	2,333	2,343
Series 2001-C7 Class D, 6.514% 11/15/33	1,328	1,346
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (i)(k)	3,736	23
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (i)(k)	5,562	84
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (i)(k)	2,073	23
Series 2007-C7 Class XCP, 0.4375% 9/15/45 (i)(k)	90,575	843
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (c)(i)	387	352
Class E, 0.488% 9/15/21 (c)(i)	1,395	1,241
Class F, 0.538% 9/15/21 (c)(i)	515	443
Class G, 0.558% 9/15/21 (c)(i)	1,017	834
Class H, 0.598% 9/15/21 (c)(i)	263	207
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (i)	946	965
Series 2005-LC1 Class F, 5.5633% 1/12/44 (c)(i)	1,050	559
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (i)	538	527
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (i)	1,284	1,324
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	1,037	1,102
Series 2007-5:
Class A3, 5.364% 8/12/48	471	485
Class A4, 5.378% 8/12/48	48	51
Class B, 5.479% 8/12/48	3,621	1,676
Series 2007-6 Class A1, 5.175% 3/12/51	28	28
Series 2007-8 Class A1, 4.622% 8/12/49	168	169
Series 2007-9 Class A4, 5.7% 9/12/49	315	343
Series 2006-4 Class XP, 0.829% 12/12/49 (i)(k)	22,523	396
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,207	617
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.9352% 6/12/50 (i)	$ 105	$ 29
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (c)(i)	161	80
Series 2007-XCLA Class A1, 0.398% 7/17/17 (c)(i)	495	455
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (c)(i)	693	646
Class D, 0.388% 10/15/20 (c)(i)	300	270
Class E, 0.448% 10/15/20 (c)(i)	376	334
Class F, 0.498% 10/15/20 (c)(i)	225	196
Class G, 0.538% 10/15/20 (c)(i)	279	222
Class H, 0.628% 10/15/20 (c)(i)	176	127
Class J, 0.778% 10/15/20 (c)(i)	200	105
Class MHRO, 0.888% 10/15/20 (c)(i)	409	352
Class MJPM, 1.198% 10/15/20 (c)(i)	19	18
Class NHRO, 1.088% 10/15/20 (c)(i)	619	508
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (c)(i)(k)	3,245	8
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,792	1,835
Series 2007-HQ11 Class A1, 5.246% 2/12/44	67	68
Series 2007-IQ13 Class A1, 5.05% 3/15/44	181	182
Series 2007-T25 Class A1, 5.391% 11/12/49	158	159
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (c)(i)(k)	7,142	23
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (c)(i)(k)	12,766	86
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (c)(i)(k)	7,033	55
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (i)	762	770
Series 2006-T23 Class A3, 5.9755% 8/12/41 (i)	616	662
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	1,014	1,131
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	98	99
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (c)(i)	575	552
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (c)(i)	867	738
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class F, 0.5371% 8/11/18 (c)(i)	$ 846	$ 690
Class G, 0.5571% 8/11/18 (c)(i)	801	544
Class J, 0.7971% 8/11/18 (c)(i)	178	97
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (c)(i)	99	74
Class AP2, 0.998% 6/15/20 (c)(i)	165	116
Class F, 0.678% 6/15/20 (c)(i)	2,422	1,986
Class LXR1, 0.898% 6/15/20 (c)(i)	148	126
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	908	911
Series 2006-C29:
Class A1, 5.11% 11/15/48	112	112
Class A3, 5.313% 11/15/48	3,206	3,450
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,036	1,061
Class A4, 5.305% 12/15/43	355	367
Class A5, 5.342% 12/15/43	1,291	1,368
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (i)	1,349	1,405
Class A3, 5.9317% 6/15/49 (i)	2,049	2,215
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (c)(i)	928	930
Class 180B, 5.5782% 10/15/41 (c)(i)	422	422
Series 2005-C22 Class F, 5.5358% 12/15/44 (c)(i)	2,013	1,184
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,621	1,955
Class XP, 0.6357% 12/15/43 (c)(i)(k)	12,896	146
Series 2007-C31 Class C, 5.8836% 4/15/47 (i)	332	177
Series 2007-C31A Class A2, 5.421% 4/15/47	5,695	5,941
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (i)	799	871
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $151,556)		195,389
Municipal Securities - 0.4%
	Principal Amount (000s)	Value (000s)
California Gen. Oblig. 5.25% 4/1/14	$ 9,000	$ 9,728
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	6,094	6,207
5.877% 3/1/19	805	845
TOTAL MUNICIPAL SECURITIES (Cost $15,928)		16,780
Foreign Government and Government Agency Obligations - 0.9%

Chilean Republic 7.125% 1/11/12	3,362	3,490
Ontario Province 2.3% 5/10/16	36,000	36,305
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,365)		39,795
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $251)	267	285
Bank Notes - 0.3%

National City Bank, Cleveland 0.4105% 3/1/13 (i)	12,421	12,389
Wachovia Bank NA 6% 11/15/17	1,725	1,965
TOTAL BANK NOTES (Cost $13,512)		14,354
Fixed-Income Funds - 1.2%
	Shares
Fidelity Specialized High Income Central Fund (j) (Cost $48,223)	484,861	49,684
Preferred Securities - 0.0%
	Principal Amount (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (d)(i) (Cost $626)	$ 1,362	1,304
Cash Equivalents - 1.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $59,549)	$ 59,549	$ 59,549
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,023,316)		4,266,760
NET OTHER ASSETS (LIABILITIES) - 0.7%		30,205
NET ASSETS - 100%		$ 4,296,965
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $176,000) (h)

	Sept. 2037	$ 503	$ (470)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)	August 2034	394	(219)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (g)	Oct. 2034	477	(199)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	1,282	(1,249)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (g)	April 2032	184	(108)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (g)

	Oct. 2034	$ 524	$ (198)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	183	(138)
		$ 3,551	$ (2,585)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $436,261,000 or 10.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $47,917,000 or 1.1% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,363,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$59,549,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 1,789
HSBC Securities (USA), Inc.	10,732
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,825
Mizuho Securities USA, Inc.	32,196
Societe Generale	3,400
Wells Fargo Securities LLC	8,607
$ 59,549
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Corporate Bond 1-10 Year Central Fund	$ 1,680
Fidelity Specialized High Income Central Fund	2,445
Total	$ 4,125
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 135,609	$ -	$ 134,687*	$ -	0.0%
Fidelity Specialized High Income Central Fund	45,200	2,445	-	49,684	11.1%
Total	$ 180,809	$ 2,445	$ 134,687	$ 49,684
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,474,632	$ -	$ 1,474,632	$ -
U.S. Government and Government Agency Obligations	1,744,576	-	1,744,576	-
U.S. Government Agency - Mortgage Securities	241,500	-	241,500	-
Asset-Backed Securities	329,007	-	321,168	7,839
Collateralized Mortgage Obligations	99,905	-	99,278	627
Commercial Mortgage Securities	195,389	-	167,492	27,897
Municipal Securities	16,780	-	16,780	-
Foreign Government and Government Agency Obligations	39,795	-	39,795	-
Supranational Obligations	285	-	285	-
Bank Notes	14,354	-	14,354	-
Fixed-Income Funds	49,684	49,684	-	-
Preferred Securities	1,304	-	1,304	-
Cash Equivalents	59,549	-	59,549	-
Total Investments in Securities:	$ 4,266,760	$ 49,684	$ 4,180,713	$ 36,363
Derivative Instruments:
Liabilities
Swap Agreements	$ (2,585)	$ -	$ (470)	$ (2,115)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 43,868
Total Realized Gain (Loss)	(2,194)
Total Unrealized Gain (Loss)	12,458
Cost of Purchases	4,774
Proceeds of Sales	(7,304)
Amortization/Accretion	614
Transfers in to Level 3	3,392
Transfers out of Level 3	(19,245)
Ending Balance	$ 36,363
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 12,118
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,523)
Total Unrealized Gain (Loss)	408
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (2,115)
Realized gain (loss) on Swap Agreements for the period	$ (114)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2011	$ 408

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $4,131,593,000. Net unrealized appreciation aggregated $135,167,000, of which $151,757,000 related to appreciated investment securities and $16,590,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $3,551,000 representing 0.08% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Conservative
Income Bond Fund

May 31, 2011

1.924094.100

FCV-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.2%
Auto Components - 3.6%
DaimlerChrysler NA Holding Corp. 7.3% 1/15/12	$ 10,050,000	$ 10,460,141
Media - 0.6%
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,573,161
TOTAL CONSUMER DISCRETIONARY		12,033,302
FINANCIALS - 33.4%
Capital Markets - 7.0%
BlackRock, Inc. 0.5575% 5/24/13 (b)	5,000,000	5,008,900
HSBC Bank PLC 0.6829% 5/15/13 (a)(b)	5,000,000	4,997,175
JPMorgan Chase & Co. 1.0738% 1/24/14 (b)	4,000,000	4,019,064
UBS AG Stamford Branch 1.3585% 2/23/12 (b)	6,100,000	6,143,957
		20,169,096
Commercial Banks - 15.1%
American Express Bank FSB 0.3503% 6/12/12 (b)	6,575,000	6,558,964
Barclays Bank PLC 0.578% 4/16/12 (b)	4,000,000	3,999,336
Commonwealth Bank of Australia:
0.859% 3/19/13 (a)(b)	2,800,000	2,805,006
1.0395% 3/17/14 (a)(b)	3,500,000	3,513,566
ING Bank NV:
1.107% 3/30/12 (a)(b)	3,700,000	3,714,071
1.3595% 3/15/13 (a)(b)	2,500,000	2,509,305
National Australia Bank Ltd. 0.7726% 1/8/13 (a)(b)	1,000,000	1,003,653
Nordea Bank AB 1.1808% 1/14/14 (a)(b)	2,000,000	2,018,200
Rabobank Nederland NV 2.65% 8/17/12 (a)	2,500,000	2,563,138
Santander US Debt SA Unipersonal 1.107% 3/30/12 (a)(b)	13,100,000	13,100,248
Westpac Banking Corp. 1.0395% 12/9/13 (b)	1,730,000	1,736,038
		43,521,525
Consumer Finance - 2.1%
General Electric Capital Corp.:
0.4033% 11/1/12 (b)	500,000	499,690
1.1438% 1/7/14 (b)	1,600,000	1,607,856
Household Finance Corp. 7% 5/15/12	2,500,000	2,647,745
Toyota Motor Credit Corp. 3.7895% 1/9/12 (b)	1,150,000	1,173,109
		5,928,400
Diversified Financial Services - 7.9%
American Express Travel Related Services Co. 5.25% 11/21/11 (a)	5,100,000	5,210,752
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BB&T Corp. 3.85% 7/27/12	$ 6,500,000	$ 6,725,888
BNP Paribas 1.3095% 6/11/12 (b)	3,000,000	3,019,887
Citigroup, Inc.:
0.434% 3/16/12 (b)	3,300,000	3,294,228
6% 2/21/12	2,500,000	2,594,860
Volkswagen International Finance NV 0.757% 10/1/12 (a)(b)	2,000,000	2,005,376
		22,850,991
Insurance - 0.8%
Metropolitan Life Global Funding I 1.434% 9/17/12 (a)(b)	2,400,000	2,425,447
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp. 5.8% 6/7/12	1,500,000	1,570,818
TOTAL FINANCIALS		96,466,277
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.4%
BellSouth Corp. 4.463% 4/26/21 (a)(b)	4,000,000	4,128,880
Wireless Telecommunication Services - 1.8%
Verizon Wireless Capital LLC 5.25% 2/1/12	5,000,000	5,153,030
TOTAL TELECOMMUNICATION SERVICES		9,281,910
UTILITIES - 0.1%
Multi-Utilities - 0.1%
DTE Energy Co. 0.9716% 6/3/13 (b)	380,000	379,630
TOTAL NONCONVERTIBLE BONDS (Cost $118,108,526)		118,161,119
Municipal Securities - 6.5%

Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.8%, tender 6/21/12 (b)	2,000,000	2,000,200
California Gen. Oblig. RAN Series A2, 3% 6/28/11	2,000,000	2,003,740
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (b)(c)	1,000,000	1,001,070
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.55% 6/1/11, VRDN (b)(c)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.85%, tender 9/1/11 (b)(c)	$ 1,000,000	$ 1,000,000
Jefferson County Poll. Cont. (Louisville Gas & Elec. Co. Proj.) Series A2, 1.05% tender 6/23/11, CP mode (c)	2,400,000	2,400,000
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.55%, tender 7/1/11 (b)	900,000	900,081
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	1,000,000	1,029,670
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.7%, tender 7/1/11 (b)(c)	1,500,000	1,500,150
Philadelphia Arpt. Rev. Participating VRDN Series Putters 3778 Z, 0.38% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	4,325,000	4,325,000
TOTAL MUNICIPAL SECURITIES (Cost $18,660,948)		18,659,911
Certificates of Deposit - 20.6%

Banco Bilbao Vizcaya Argentaria SA New York Branch yankee 0.4528% 7/29/11 (b)	1,934,000	1,934,381
Bank of Nova Scotia yankee 0.5045% 10/1/12 (b)	4,000,000	3,998,560
Bank Tk Mitsubishi Ltd. New York Be yankee 0.8333% 11/1/12 (b)	2,000,000	1,998,716
Barclays Bank PLC New York Branch yankee 0.598% 4/16/12 (b)	3,000,000	2,999,502
BNP Paribas yankee 0.9738% 7/23/12 (b)	6,000,000	6,029,202
BNP Paribas New York Branch yankee 0.59% 11/22/11	2,750,000	2,752,529
Canadian Imperial Bank of Commerce New York Branch yankee:
0.4723% 11/5/12 (b)	5,000,000	4,997,995
0.5045% 10/1/12 (b)	3,000,000	3,000,117
0.5095% 9/4/12 (b)	2,400,000	2,402,702
Credit Agricole CIB yankee 0.6675% 6/29/11 (b)	1,698,000	1,698,277
Intesa Sanpaolo SpA yankee 0.7748% 1/19/12 (b)	9,000,000	8,982,828
Nordea Bank Finland PLC yankee:
0.741% 4/5/13 (b)	5,400,000	5,405,119
0.7483% 2/7/13 (b)	1,565,000	1,568,819
0.7595% 3/8/13 (b)	2,000,000	2,003,872
Skandinaviska Enskilda Banken:
0.8% 10/13/11	675,000	676,161
yankee 0.8% 10/13/11	860,000	861,476
Certificates of Deposit - continued
	Principal Amount	Value
Societe Generale yankee 0.6233% 2/3/12 (b)	$ 2,440,000	$ 2,439,663
Svenska Handelsbanken AB yankee:
0.7255% 1/18/13 (b)	3,600,000	3,597,314
0.759% 3/18/13 (b)	2,000,000	1,998,268
Westpac Banking Corp. yankee 0.4775% 8/24/12 (b)	175,000	174,914
TOTAL CERTIFICATES OF DEPOSIT (Cost $59,487,740)		59,520,415
Commercial Paper - 24.8%

Banco Bilbao Vizcaya Argentaria SA yankee:
0.3% 6/2/11	700,000	699,990
0.51% 8/12/11	2,500,000	2,497,298
0.53% 8/12/11	3,000,000	2,996,758
0.54% 8/12/11	1,200,000	1,198,703
0.55% 8/12/11	3,000,000	2,998,011
BP Capital Markets PLC yankee 0.5% 9/9/11	2,000,000	1,998,833
Groupe BPCE yankee:
0.44% 9/15/11	1,000,000	999,206
0.55% 10/20/11	1,500,000	1,498,255
0.65% 10/20/11	1,000,000	998,836
0.65% 10/20/11	1,000,000	998,836
Landesbank Hessen-Thuringen yankee 0.68% 9/8/11	2,000,000	1,998,556
Natexis Banques Populaires U.S. Finance Co. LLC yankee 0.55% 11/17/11	4,300,000	4,293,502
Nationwide Building Society yankee:
0.51% 9/19/11	1,000,000	999,164
0.51% 9/19/11	1,000,000	999,164
0.51% 9/19/11	2,000,000	1,998,329
0.52% 9/12/11	2,000,000	1,998,475
PB Finance (Delaware), Inc.:
0.47% 6/1/11	1,000,000	999,995
0.5% 7/12/11	2,000,000	1,999,379
0.51% 8/18/11	3,000,000	2,997,992
0.54% 8/18/11	2,500,000	2,498,327
0.55% 6/17/11	1,350,000	1,349,858
0.56% 8/26/11	2,000,000	1,998,473
Skandinaviska Enskilda Banken AB yankee 0.49% 11/1/11	8,000,000	7,989,597
Societe Generale North America, Inc. yankee:
0.5% 9/1/11	1,360,000	1,359,111
0.55% 9/1/11	2,000,000	1,998,693
Commercial Paper - continued
	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC yankee 0.6% 7/14/11	$ 2,500,000	$ 2,499,091
Vodafone Group PLC yankee:
0.65% 1/19/12	1,400,000	1,395,324
0.8% 3/29/12	4,000,000	3,979,766
0.85% 3/29/12	3,000,000	2,984,825
Weatherford International Ltd. yankee:
0.75% 6/1/11	1,200,000	1,199,975
0.75% 6/7/11	1,000,000	999,922
0.78% 6/10/11	3,000,000	2,999,657
0.78% 6/10/11	2,000,000	1,999,772
0.8% 6/3/11	1,300,000	1,299,957
TOTAL COMMERCIAL PAPER (Cost $71,673,400)		71,721,630
Cash Equivalents - 8.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	2,174,009	2,174,000
With:
Morgan Stanley & Co., Inc. at 0.81%, dated:
3/24/11 due 3/22/12 (Collateralized by Mortgage Loan Obligations valued at $3,321,230, 0%- 8.61%, 6/12/17 - 5/3/50) (b)(e)	3,024,570	2,999,850
4/11/11 due 3/22/12 (Collateralized by Mortgage Loan Obligations valued at $3,259,526, 0%- 7.25%, 3/20/17 - 6/12/47) (b)(e)	3,023,355	2,999,850
5/6/11 due 3/22/12 (Collateralized by Mortgage Loan Obligations valued at $3,241,887, 0%- 7.92%, 6/12/17 - 8/15/48) (b)(e)	3,021,667	2,999,850
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
RBS Securities, Inc. at:
0.94%, dated 6/1/11 due 4/17/12 (b)(e)(f)	$ 5,041,908	$ 5,000,000
0.95%, dated 4/19/11 due 4/17/12 (Collateralized by Corporate Obligations valued at $7,562,307, 0.29%, 3/25/37) (b)(e)	7,067,239	6,997,032
TOTAL CASH EQUIVALENTS (Cost $23,174,000)		23,170,582
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $291,104,614)		291,233,657
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,327,426)
NET ASSETS - 100%		$ 288,906,231
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,994,817 or 17.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) The maturity amount is based on the rate at period end.

(f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,174,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 65,300
HSBC Securities (USA), Inc.	391,799
Merrill Lynch, Pierce, Fenner & Smith, Inc.	103,146
Mizuho Securities USA, Inc.	1,175,397
Societe Generale	124,135
Wells Fargo Securities LLC	314,223
$ 2,174,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $291,104,614. Net unrealized appreciation aggregated $129,043, of which $174,120 related to appreciated investment securities and $45,077 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Corporate Bond Fund
Class A
Class T
Class C
Institutional Class

May 31, 2011

1.907030.101

ACBD-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 78.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 0.5%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	$ 300,000	$ 302,706
Household Durables - 1.0%
Fortune Brands, Inc.:
5.375% 1/15/16	239,000	259,640
6.375% 6/15/14	182,000	202,980
Whirlpool Corp. 6.125% 6/15/11	152,000	152,271
		614,891
Media - 3.8%
Comcast Corp. 6.4% 3/1/40	250,000	272,506
Discovery Communications LLC 6.35% 6/1/40	221,000	238,289
NBC Universal, Inc.:
3.65% 4/30/15 (b)	129,000	135,631
5.15% 4/30/20 (b)	500,000	531,920
6.4% 4/30/40 (b)	390,000	423,751
News America, Inc. 6.9% 8/15/39	300,000	338,695
Time Warner, Inc. 6.2% 3/15/40	300,000	312,573
Viacom, Inc. 3.5% 4/1/17	34,000	34,668
		2,288,033
Specialty Retail - 0.8%
Home Depot, Inc. 5.95% 4/1/41	331,000	347,178
Staples, Inc. 7.375% 10/1/12	100,000	107,400
		454,578
TOTAL CONSUMER DISCRETIONARY		3,660,208
CONSUMER STAPLES - 2.1%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	218,000	244,107
FBG Finance Ltd. 5.125% 6/15/15 (b)	131,000	143,124
		387,231
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	134,000	131,795
Food Products - 0.6%
Kraft Foods, Inc.:
5.625% 11/1/11	21,000	21,428
6.5% 8/11/17	274,000	321,775
		343,203
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc. 9.7% 11/10/18	$ 182,000	$ 243,054
Reynolds American, Inc. 6.75% 6/15/17	131,000	153,228
		396,282
TOTAL CONSUMER STAPLES		1,258,511
ENERGY - 9.8%
Energy Equipment & Services - 2.6%
DCP Midstream LLC 5.35% 3/15/20 (b)	116,000	123,931
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	755,433
Noble Holding International Ltd. 3.05% 3/1/16	450,000	455,795
Weatherford International Ltd.:
4.95% 10/15/13	78,000	83,529
5.15% 3/15/13	102,000	108,349
		1,527,037
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	444,080
6.375% 9/15/17	71,000	81,634
BW Group Ltd. 6.625% 6/28/17 (b)	132,000	133,420
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	60,175
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	561,341
EnCana Holdings Finance Corp. 5.8% 5/1/14	129,000	144,341
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	179,594
Marathon Petroleum Corp. 6.5% 3/1/41 (b)	220,000	236,093
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	528,055
Nexen, Inc.:
5.2% 3/10/15	41,000	45,053
6.2% 7/30/19	324,000	368,540
6.4% 5/15/37	158,000	163,395
NGPL PipeCo LLC 6.514% 12/15/12 (b)	159,000	167,666
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,911
5.75% 1/20/20	427,000	452,884
Petroleos Mexicanos 6% 3/5/20	116,000	125,686
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	14,000	14,565
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	79,800	87,481
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	$ 121,000	$ 130,171
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	61,382
Western Gas Partners LP 5.375% 6/1/21	260,000	268,835
		4,294,302
TOTAL ENERGY		5,821,339
FINANCIALS - 42.6%
Capital Markets - 4.8%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	750,000	752,111
5.95% 1/18/18	178,000	192,835
6.15% 4/1/18	204,000	223,673
Janus Capital Group, Inc. 5.875% 9/15/11 (a)	107,000	107,962
Lazard Group LLC:
6.85% 6/15/17	171,000	191,390
7.125% 5/15/15	61,000	68,742
Morgan Stanley:
1.2533% 4/29/13 (d)	270,000	269,931
4% 7/24/15	447,000	462,862
5.625% 9/23/19	219,000	228,631
6.625% 4/1/18	153,000	172,226
Royal Bank of Scotland PLC 4.375% 3/16/16	225,000	230,127
		2,900,490
Commercial Banks - 9.0%
Associated Banc Corp. 5.125% 3/28/16	575,000	599,102
Comerica, Inc. 4.8% 5/1/15	107,000	114,654
Credit Suisse New York Branch 6% 2/15/18	122,000	134,286
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (b)(d)	139,000	137,263
Discover Bank 7% 4/15/20	350,000	398,973
Export-Import Bank of Korea 5.5% 10/17/12	101,000	106,245
Fifth Third Bancorp 8.25% 3/1/38	1,273,000	1,587,930
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	36,000	35,730
HSBC Holdings PLC:
5.1% 4/5/21	133,000	138,395
6.5% 9/15/37	100,000	106,934
KeyCorp. 5.1% 3/24/21	81,000	84,305
Marshall & Ilsley Bank:
4.85% 6/16/15	370,000	399,756
5% 1/17/17	93,000	101,194
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Nordea Bank AB 4.875% 5/13/21 (b)	$ 260,000	$ 259,445
Regions Bank 7.5% 5/15/18	670,000	725,138
Regions Financial Corp. 0.4785% 6/26/12 (d)	61,000	59,328
SunTrust Banks, Inc. 3.6% 4/15/16	39,000	39,930
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(d)	131,000	131,295
UnionBanCal Corp. 5.25% 12/16/13	30,000	32,399
Wachovia Corp. 5.625% 10/15/16	152,000	169,779
		5,362,081
Consumer Finance - 2.6%
Discover Financial Services:
6.45% 6/12/17	107,000	120,395
10.25% 7/15/19	105,000	140,015
General Electric Capital Corp.:
4.625% 1/7/21	1,000,000	1,014,734
5.875% 1/14/38	150,000	156,086
HSBC Finance Corp. 5.9% 6/19/12	104,000	109,418
		1,540,648
Diversified Financial Services - 12.6%
BP Capital Markets PLC:
3.125% 10/1/15	608,000	622,708
3.625% 5/8/14	388,000	408,234
4.5% 10/1/20	300,000	307,254
Capital One Capital V 10.25% 8/15/39	441,000	469,114
Capital One Capital VI 8.875% 5/15/40	100,000	103,625
Citigroup, Inc.:
6.125% 5/15/18	75,000	83,667
6.5% 8/19/13	433,000	476,027
6.875% 3/5/38	175,000	202,767
8.5% 5/22/19	100,000	125,581
General Electric Capital Corp. 5.3% 2/11/21	460,000	483,147
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,945,327
4.625% 5/10/21	655,000	657,342
Metlife Institutional Funding II 1.201% 4/4/14 (b)(d)	600,000	601,695
Prime Property Funding II 5.6% 6/15/11 (b)	364,000	364,332
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	79,702
TECO Finance, Inc. 5.15% 3/15/20	114,000	122,295
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	$ 195,000	$ 208,650
Volkswagen International Finance NV 1.875% 4/1/14 (b)	300,000	302,087
		7,563,554
Insurance - 4.9%
Aon Corp.:
3.125% 5/27/16	27,000	27,131
6.25% 9/30/40	253,000	272,435
Assurant, Inc. 5.625% 2/15/14	85,000	91,308
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	69,300
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	634,000	623,225
Monumental Global Funding II 5.65% 7/14/11 (b)	74,000	74,311
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	104,570
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	161,649
Pacific LifeCorp 6% 2/10/20 (b)	100,000	109,514
Prudential Financial, Inc.:
5.15% 1/15/13	144,000	152,352
5.625% 5/12/41	560,000	553,978
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	56,635
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	225,853
Unum Group:
5.625% 9/15/20	250,000	265,246
7.125% 9/30/16	106,000	123,405
		2,910,912
Real Estate Investment Trusts - 2.8%
CommonWealth REIT 5.875% 9/15/20	260,000	274,337
Developers Diversified Realty Corp.:
4.75% 4/15/18	20,000	19,989
5.375% 10/15/12	622,000	644,350
Equity One, Inc. 6.25% 12/15/14	223,000	244,552
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	111,074
6% 7/15/12	131,000	137,764
Washington (REIT):
5.25% 1/15/14	58,000	62,636
5.95% 6/15/11	162,000	162,231
		1,656,933
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 3.3%
BioMed Realty LP 3.85% 4/15/16	$ 464,000	$ 470,534
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	189,717
Duke Realty LP:
5.4% 8/15/14	126,000	136,787
5.625% 8/15/11	134,000	135,175
Liberty Property LP:
5.125% 3/2/15	141,000	154,271
5.5% 12/15/16	66,000	72,951
Mack-Cali Realty LP 7.75% 8/15/19	126,000	155,270
Tanger Properties LP 6.125% 6/1/20	586,000	657,181
		1,971,886
Thrifts & Mortgage Finance - 2.6%
Bank of America Corp. 5% 5/13/21	1,185,000	1,182,824
First Niagara Financial Group, Inc. 6.75% 3/19/20	325,000	363,275
		1,546,099
TOTAL FINANCIALS		25,452,603
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 3.125% 5/15/16	46,000	46,494
Pharmaceuticals - 0.2%
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	141,759
TOTAL HEALTH CARE		188,253
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	110,942
Airlines - 0.4%
Continental Airlines, Inc. 6.648% 3/15/19	116,168	122,848
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	73,882	70,926
8.36% 1/20/19	55,376	58,421
		252,195
Machinery - 1.0%
Caterpillar, Inc. 5.2% 5/27/41	565,000	571,016
TOTAL INDUSTRIALS		934,153
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 1.6%
Computers & Peripherals - 1.0%
Hewlett-Packard Co. 4.3% 6/1/21	$ 580,000	$ 584,693
Electronic Equipment & Components - 0.6%
Tyco Electronics Group SA:
5.95% 1/15/14	160,000	177,015
6% 10/1/12	173,000	184,223
		361,238
TOTAL INFORMATION TECHNOLOGY		945,931
MATERIALS - 2.1%
Chemicals - 0.5%
Dow Chemical Co. 7.6% 5/15/14	237,000	276,333
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	82,000	91,059
Metals & Mining - 1.5%
Alcoa, Inc. 5.4% 4/15/21	120,000	122,945
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	188,784
ArcelorMittal SA 5.5% 3/1/21	440,000	443,194
Vale Overseas Ltd. 6.25% 1/23/17	104,000	118,927
		873,850
TOTAL MATERIALS		1,241,242
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.:
2.95% 5/15/16	620,000	628,916
6.3% 1/15/38	500,000	534,716
CenturyLink, Inc. 7.6% 9/15/39	118,000	120,690
Telecom Italia Capital SA:
4.95% 9/30/14	143,000	151,421
7.175% 6/18/19	94,000	106,720
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	204,765
5.134% 4/27/20	94,000	96,029
Verizon Communications, Inc. 4.6% 4/1/21	460,000	476,468
		2,319,725
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV 3.625% 3/30/15	132,000	138,871
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	$ 220,000	$ 226,811
4.75% 10/1/14	223,000	244,364
5.875% 10/1/19	67,000	74,903
		684,949
TOTAL TELECOMMUNICATION SERVICES		3,004,674
UTILITIES - 7.1%
Electric Utilities - 4.4%
AmerenUE 6.4% 6/15/17	133,000	155,086
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	199,347
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	140,000	146,953
EDP Finance BV 6% 2/2/18 (b)	106,000	103,148
FirstEnergy Corp. 7.375% 11/15/31	563,000	654,580
FirstEnergy Solutions Corp. 6.05% 8/15/21	38,000	41,786
Nevada Power Co.:
6.5% 8/1/18	70,000	82,169
6.65% 4/1/36	500,000	589,076
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	76,216
Tampa Electric Co. 6.55% 5/15/36	500,000	593,334
		2,641,695
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	192,000	213,754
Exelon Generation Co. LLC 4% 10/1/20	157,000	151,043
		364,797
Multi-Utilities - 2.1%
Dominion Resources, Inc.:
6.3% 9/30/66 (d)	145,000	143,550
7.5% 6/30/66 (d)	145,000	153,700
DTE Energy Co. 0.9716% 6/3/13 (d)	86,000	85,916
NiSource Finance Corp.:
5.4% 7/15/14	60,000	66,205
6.4% 3/15/18	59,000	67,692
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 2% 3/15/14	$ 595,000	$ 600,280
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	118,463
		1,235,806
TOTAL UTILITIES		4,242,298
TOTAL NONCONVERTIBLE BONDS (Cost $45,252,226)		46,749,212
U.S. Treasury Obligations - 10.2%

U.S. Treasury Bonds 4.75% 2/15/41	1,447,000	1,579,943
U.S. Treasury Notes:
1.25% 8/31/15	2,803,000	2,792,045
1.875% 9/30/17	866,000	850,304
2.625% 8/15/20	240,000	233,925
3.125% 5/15/21	614,000	617,838
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,978,804)		6,074,055
Municipal Securities - 2.7%

American Muni. Pwr.-Ohio, Inc. Rev.:
(Combined Hydroelectric Proj.)Series 2010 B, 8.084% 2/15/50	280,000	356,961
6.449% 2/15/44	200,000	208,230
Illinois Gen. Oblig.:
5.665% 3/1/18	25,000	26,369
5.877% 3/1/19	210,000	220,515
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 6.603% 7/1/50	130,000	148,723
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.)Series 2010 A, 6.655% 4/1/57	690,000	670,025
TOTAL MUNICIPAL SECURITIES (Cost $1,505,280)		1,630,823
Foreign Government and Government Agency Obligations - 0.3%

United Mexican States 6.05% 1/11/40 (Cost $147,988)	146,000	155,125
Bank Notes - 0.8%
	Principal Amount	Value
Wachovia Bank NA 6% 11/15/17 (Cost $444,402)	$ 405,000	$ 461,324
Certificates of Deposit - 0.4%

Abbey National Treasury Services PLC yankee 1.5728% 4/25/13 (d) (Cost $270,000)	270,000	269,857
Commercial Paper - 3.3%

Devon Energy Corp. 0.3% 7/25/11	1,000,000	999,607
National Grid USA 0.5% 7/13/11	1,000,000	999,645
TOTAL COMMERCIAL PAPER (Cost $1,998,945)		1,999,252
Preferred Securities - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
ING Groep NV 5.775% (c)(d)	47,000	45,007
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	106,435
		151,442
TOTAL PREFERRED SECURITIES (Cost $145,129)		151,442
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,212,000)	$ 1,212,005	1,212,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $56,954,774)		58,703,090
NET OTHER ASSETS (LIABILITIES) - 1.7%		988,396
NET ASSETS - 100%		$ 59,691,486
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,243,071 or 12.1% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,212,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 36,405
HSBC Securities (USA), Inc.	218,427
Merrill Lynch, Pierce, Fenner & Smith, Inc.	57,504
Mizuho Securities USA, Inc.	655,280
Societe Generale	69,205
Wells Fargo Securities LLC	175,179
$ 1,212,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 719,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 70,145,328	$ -	$ 70,246,461*	$ -	0.0%
Total	$ 70,145,328	$ -	$ 70,246,461	$ -
* Includes the value of shares redeemed through in-kind transactions.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $55,760,449. Net unrealized appreciation aggregated $2,942,641, of which $2,947,030 related to appreciated investment securities and $4,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® U.S. Bond Index Fund
(formerly Fidelity ® U.S. Bond Index Fund)

May 31, 2011

1.816026.106

UBI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 5,542	$ 5,619
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,655
6.3% 3/1/38	7,045	8,364
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,128
5.3% 9/15/19	2,000	2,177
		15,324
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	10,000	9,677
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,920
Comcast Corp.:
4.95% 6/15/16	1,862	2,045
5.7% 5/15/18	2,940	3,293
5.7% 7/1/19	8,500	9,500
6.4% 3/1/40	1,000	1,090
6.55% 7/1/39	3,000	3,317
COX Communications, Inc. 4.625% 6/1/13	4,425	4,709
NBC Universal, Inc. 6.4% 4/30/40 (a)	3,000	3,260
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,859
News America, Inc.:
5.3% 12/15/14	868	969
5.65% 8/15/20	1,000	1,120
6.15% 3/1/37	3,955	4,099
6.9% 3/1/19	2,110	2,507
6.9% 8/15/39	2,000	2,258
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,270
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,539
5.85% 5/1/17	5,801	6,491
6.2% 7/1/13	2,302	2,532
6.75% 7/1/18	1,162	1,351
7.3% 7/1/38	4,000	4,647
8.75% 2/14/19	2,368	3,025
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,158
5.875% 11/15/16	2,131	2,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
6.5% 11/15/36	$ 5,724	$ 6,169
Viacom, Inc.:
4.375% 9/15/14	2,000	2,157
5.625% 9/15/19	1,000	1,119
6.125% 10/5/17	5,420	6,236
6.75% 10/5/37	1,865	2,107
Walt Disney Co. 5.5% 3/15/19	2,000	2,314
		98,500
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	3,000	3,033
Specialty Retail - 0.3%
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,213
5.875% 12/16/36	4,700	4,894
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,146
5.8% 4/15/40	2,000	2,166
Staples, Inc. 9.75% 1/15/14	10,000	11,978
		28,397
TOTAL CONSUMER DISCRETIONARY		160,550
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	2,073	2,396
Anheuser-Busch InBev Worldwide, Inc.:
4.125% 1/15/15	5,700	6,145
5.375% 1/15/20	1,500	1,663
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,101
5.75% 10/23/17	5,185	5,993
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,828
4.875% 11/1/40	2,300	2,244
7.9% 11/1/18	6,000	7,792
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
The Coca-Cola Co.:
1.5% 11/15/15	$ 3,770	$ 3,704
3.15% 11/15/20	3,700	3,591
		45,457
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	5,949
6.125% 9/15/39	1,000	1,043
6.302% 6/1/37 (f)	5,809	5,751
Kroger Co. 3.9% 10/1/15	9,000	9,548
Safeway, Inc. 5% 8/15/19	1,000	1,058
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,640
5.625% 4/1/40	2,000	2,095
6.5% 8/15/37	8,275	9,633
		45,717
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,414
General Mills, Inc. 5.65% 2/15/19	13,501	15,375
Kellogg Co.:
3.25% 5/21/18	2,800	2,821
4.45% 5/30/16	2,000	2,188
Kraft Foods, Inc.:
5.625% 11/1/11	467	477
6% 2/11/13	7,895	8,526
6.125% 2/1/18	5,497	6,324
6.75% 2/19/14	535	608
6.875% 2/1/38	3,250	3,805
		44,538
Household Products - 0.1%
Procter & Gamble Co.:
1.8% 11/15/15	5,000	4,989
3.15% 9/1/15	4,500	4,760
		9,749
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,100
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,102
4.875% 5/16/13	8,937	9,615
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
5.65% 5/16/18	$ 6,789	$ 7,739
6.375% 5/16/38	1,450	1,695
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,391
7.25% 6/15/37	7,220	8,072
		40,714
TOTAL CONSUMER STAPLES		186,175
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	1,989
Halliburton Co.:
6.15% 9/15/19	2,000	2,359
7.45% 9/15/39	1,500	1,940
Noble Holding International Ltd.:
3.05% 3/1/16	1,020	1,033
4.625% 3/1/21	1,340	1,382
Rowan Companies, Inc. 7.875% 8/1/19	500	616
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,848
5.15% 3/15/13	2,255	2,395
7% 3/15/38	5,580	6,294
		19,856
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,080
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,551
6.45% 9/15/36	2,675	2,848
Apache Corp. 5.1% 9/1/40	3,000	2,955
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,099
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,755
5.7% 5/15/17	1,148	1,323
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,362
ConocoPhillips:
4.6% 1/15/15	3,000	3,331
5.75% 2/1/19	2,902	3,382
6.5% 2/1/39	7,529	8,993
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp. 5.625% 1/15/14	$ 2,321	$ 2,584
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,057
Enbridge Energy Partners LP:
5.875% 12/15/16	1,000	1,141
6.5% 4/15/18	1,000	1,162
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,201
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,204
5.6% 10/15/14	1,937	2,162
5.65% 4/1/13	690	744
6.65% 4/15/18	2,000	2,344
7.55% 4/15/38	2,000	2,451
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,136
EQT Corp. 8.125% 6/1/19	1,000	1,233
Hess Corp. 5.6% 2/15/41	3,400	3,419
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,444
6.55% 9/15/40	3,000	3,261
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,390
Marathon Petroleum Corp.:
3.5% 3/1/16 (a)	1,000	1,027
5.125% 3/1/21 (a)	1,000	1,043
6.5% 3/1/41 (a)	1,000	1,073
Nexen, Inc.:
5.2% 3/10/15	900	989
5.875% 3/10/35	3,710	3,644
Petro-Canada:
6.05% 5/15/18	3,650	4,190
6.8% 5/15/38	8,445	9,852
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,754
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,108
5.75% 1/15/20	1,000	1,103
6.125% 1/15/17	1,795	2,028
6.65% 1/15/37	2,795	3,086
Shell International Finance BV:
1.875% 3/25/13	7,000	7,153
6.375% 12/15/38	4,200	5,019
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,192
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
StatoilHydro ASA:
2.9% 10/15/14	$ 1,500	$ 1,574
5.1% 8/17/40	2,000	2,001
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,967
6.85% 6/1/39	2,000	2,347
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,200
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,049
6.1% 6/1/40	6,700	7,378
Valero Energy Corp. 6.625% 6/15/37	5,420	5,796
XTO Energy, Inc.:
5% 1/31/15	1,733	1,944
5.65% 4/1/16	1,189	1,385
		181,514
TOTAL ENERGY		201,370
FINANCIALS - 7.6%
Capital Markets - 1.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,281
BlackRock, Inc. 4.25% 5/24/21	6,500	6,485
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,545
3.625% 2/7/16	5,000	5,014
3.7% 8/1/15	7,848	7,968
5.625% 1/15/17	7,000	7,520
6% 6/15/20	1,650	1,773
6.15% 4/1/18	1,951	2,139
6.25% 2/1/41	2,000	2,021
6.75% 10/1/37	24,510	24,627
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,921
Lazard Group LLC:
6.85% 6/15/17	3,804	4,258
7.125% 5/15/15	1,364	1,537
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,630
6.4% 8/28/17	3,140	3,524
6.875% 4/25/18	6,991	7,967
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
2.875% 1/24/14	$ 5,000	$ 5,107
4.2% 11/20/14	7,250	7,605
4.75% 4/1/14	4,287	4,520
5.45% 1/9/17	236	254
5.625% 9/23/19	2,000	2,088
5.75% 1/25/21	5,000	5,229
5.95% 12/28/17	5,745	6,303
6% 5/13/14	3,242	3,559
6% 4/28/15	5,666	6,287
6.625% 4/1/18	5,055	5,690
7.3% 5/13/19	3,000	3,455
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,593
4.875% 3/16/15	5,000	5,255
6.125% 1/11/21	3,700	3,895
State Street Corp. 2.875% 3/7/16	3,340	3,405
The Bank of New York, Inc.:
4.3% 5/15/14	9,828	10,667
5.45% 5/15/19	2,000	2,262
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,316
3.875% 1/15/15	2,000	2,113
5.75% 4/25/18	1,700	1,891
5.875% 12/20/17	3,500	3,963
		195,667
Commercial Banks - 1.5%
American Express Bank FSB 6% 9/13/17	615	705
Bank of America NA:
5.3% 3/15/17	3,500	3,701
6% 10/15/36	2,419	2,466
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,947
5.2% 7/10/14	2,000	2,188
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	3,589
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,006
Comerica, Inc. 3% 9/16/15	1,268	1,286
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	8,087
6% 2/15/18	15,651	17,227
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea 5.5% 10/17/12	$ 2,235	$ 2,351
Fifth Third Bancorp:
3.625% 1/25/16	2,000	2,046
4.5% 6/1/18	824	822
8.25% 3/1/38	2,079	2,593
Fifth Third Bank 4.75% 2/1/15	3,422	3,637
HSBC Holdings PLC:
5.1% 4/5/21	2,800	2,914
6.5% 9/15/37	10,000	10,693
JPMorgan Chase Bank 6% 10/1/17	7,075	7,954
KeyBank NA 5.8% 7/1/14	1,109	1,221
KeyCorp. 3.75% 8/13/15	7,000	7,281
PNC Funding Corp. 6.7% 6/10/19	2,500	2,980
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	993
4.5% 1/11/21	1,000	1,045
5.25% 5/24/41	3,000	3,023
Regions Bank 7.5% 5/15/18	2,000	2,165
Royal Bank of Canada 2.625% 12/15/15	3,000	3,056
U.S. Bancorp:
3.15% 3/4/15	5,000	5,227
4.125% 5/24/21	3,000	3,013
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(f)	2,905	2,912
UnionBanCal Corp. 5.25% 12/16/13	656	708
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,510
6.6% 1/15/38	10,000	11,539
Wachovia Corp.:
5.5% 5/1/13	14,000	15,133
5.625% 10/15/16	3,367	3,761
5.75% 6/15/17	2,905	3,300
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,717
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,903
4.875% 11/19/19	3,700	3,919
		169,618
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,726
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Co.: - continued
8.15% 3/19/38	$ 8,500	$ 11,780
American Express Credit Corp. 2.75% 9/15/15	5,000	5,033
Capital One Bank Glen Allen Virginia 8.8% 7/15/19	2,020	2,596
Capital One Financial Corp.:
5.7% 9/15/11	2,000	2,029
7.375% 5/23/14	1,578	1,836
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,280
2.75% 6/24/15	1,500	1,555
Discover Financial Services:
6.45% 6/12/17	2,263	2,546
10.25% 7/15/19	1,000	1,333
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,143
2.95% 5/9/16	11,691	11,730
3.5% 6/29/15	12,081	12,651
5.625% 9/15/17	7,044	7,873
5.625% 5/1/18	15,000	16,586
6.375% 11/15/67 (f)	9,000	9,360
Household Finance Corp. 6.375% 10/15/11	1,842	1,882
John Deere Capital Corp. 1.6% 3/3/14	8,400	8,515
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,037
		115,491
Diversified Financial Services - 1.9%
Bank of America Corp. 5.75% 12/1/17	5,855	6,350
BB&T Corp. 2.05% 4/28/14	2,000	2,024
BNP Paribas:
2.125% 12/21/12	2,000	2,037
3.6% 2/23/16	10,380	10,614
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,075
3.125% 10/1/15	2,500	2,560
3.875% 3/10/15	2,000	2,113
4.5% 10/1/20	2,000	2,048
4.75% 3/10/19	1,000	1,059
Capital One Capital V 10.25% 8/15/39	3,557	3,784
Capital One Capital VI 8.875% 5/15/40	1,000	1,036
Citigroup, Inc.:
4.75% 5/19/15	15,244	16,355
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.5% 4/11/13	$ 13,899	$ 14,867
6.125% 5/15/18	5,731	6,393
6.5% 8/19/13	6,095	6,701
8.125% 7/15/39	8,000	10,428
8.5% 5/22/19	2,000	2,512
CME Group, Inc. 5.75% 2/15/14	501	558
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,088
3.875% 8/18/14	5,000	5,317
Export Development Canada 1.25% 10/27/15	3,000	2,958
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,844
6.375% 5/15/38	7,218	8,475
JPMorgan Chase & Co.:
3.4% 6/24/15	10,710	11,071
3.7% 1/20/15	5,000	5,239
4.625% 5/10/21	1,500	1,505
4.65% 6/1/14	4,000	4,331
5.5% 10/15/40	5,700	5,834
6.3% 4/23/19	10,000	11,420
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	3,100	3,170
4% 1/27/20	3,000	3,201
4.875% 6/17/19	25,000	28,658
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,075
3.875% 9/16/15	4,000	4,280
ORIX Corp. 5.48% 11/22/11	381	388
TECO Finance, Inc. 4% 3/15/16	2,875	3,010
		209,378
Insurance - 0.9%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,437
Allstate Corp.:
5.95% 4/1/36	3,100	3,280
6.2% 5/16/14	4,000	4,549
7.45% 5/16/19	3,000	3,647
American International Group, Inc.:
3.65% 1/15/14	3,700	3,796
5.05% 10/1/15	3,000	3,150
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.85% 1/16/18	$ 2,000	$ 2,129
6.4% 12/15/20	2,900	3,158
8.25% 8/15/18	4,000	4,720
Aon Corp. 3.125% 5/27/16	8,000	8,039
Assurant, Inc. 5.625% 2/15/14	1,894	2,035
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	602
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,392
MetLife, Inc.:
2.375% 2/6/14	3,000	3,062
5% 6/15/15	1,153	1,268
5.875% 2/6/41	2,400	2,527
6.125% 12/1/11	981	1,008
7.717% 2/15/19	9,000	11,040
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,328
5.4% 6/13/35	447	440
5.5% 3/15/16	421	462
5.625% 5/12/41	2,000	1,978
5.7% 12/14/36	380	383
6.2% 1/15/15	1,340	1,518
6.2% 11/15/40	2,400	2,567
7.375% 6/15/19	3,000	3,598
8.875% 6/15/38 (f)	2,944	3,577
The Chubb Corp.:
5.75% 5/15/18	4,175	4,783
6.5% 5/15/38	3,510	4,071
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,261
		102,805
Real Estate Investment Trusts - 0.0%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	564
HRPT Properties Trust:
5.75% 11/1/15	881	953
6.25% 6/15/17	1,221	1,351
6.65% 1/15/18	612	691
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,173
		4,732
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,037
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP 4.5% 7/15/15	$ 2,000	$ 2,092
Duke Realty LP:
5.4% 8/15/14	5,172	5,615
5.625% 8/15/11	2,929	2,955
5.95% 2/15/17	630	697
6.25% 5/15/13	1,000	1,084
6.5% 1/15/18	1,000	1,137
ERP Operating LP 5.5% 10/1/12	3,403	3,599
Liberty Property LP:
4.75% 10/1/20	1,000	1,021
5.125% 3/2/15	840	919
5.5% 12/15/16	1,000	1,105
Regency Centers LP:
5.25% 8/1/15	2,113	2,303
5.875% 6/15/17	1,046	1,181
Tanger Properties LP:
6.125% 6/1/20	4,408	4,943
6.15% 11/15/15	24	27
		29,715
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.5% 4/1/15	5,840	6,181
5% 5/13/21	4,000	3,993
5.875% 1/5/21	6,640	7,081
6.5% 8/1/16	15,000	16,969
U.S. Central Federal Credit Union:
1.25% 10/19/11	1,500	1,507
1.9% 10/19/12	1,500	1,530
		37,261
TOTAL FINANCIALS		864,667
HEALTH CARE - 1.2%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,424
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,212
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,370
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.: - continued
4.125% 3/15/21	$ 2,800	$ 2,874
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,066
		9,522
Health Care Providers & Services - 0.3%
Aetna, Inc. 4.125% 6/1/21	7,000	6,980
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,873
6.3% 8/15/14	3,584	3,861
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,086
6.25% 6/15/14	2,000	2,261
7.25% 6/15/19	2,000	2,435
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,020
WellPoint, Inc.:
5% 12/15/14	7,200	7,977
5.8% 8/15/40	4,000	4,155
		33,648
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,113
Pharmaceuticals - 0.8%
Abbott Laboratories 4.125% 5/27/20	9,500	9,770
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,277
6.45% 9/15/37	3,250	3,862
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,323
Hospira, Inc. 6.4% 5/15/15	2,000	2,277
Johnson & Johnson:
1.2% 5/15/14	4,700	4,717
4.85% 5/15/41	4,260	4,227
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,005
3.875% 1/15/21	1,000	1,007
4% 6/30/15	3,000	3,257
5% 6/30/19	5,970	6,646
5.85% 6/30/39	1,000	1,126
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,918
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,540
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.: - continued
6.2% 3/15/19	$ 4,000	$ 4,721
7.2% 3/15/39	5,400	6,901
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,078
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,090
6.125% 8/15/19	1,000	1,138
Wyeth 5.5% 2/1/14	5,400	6,012
		85,892
TOTAL HEALTH CARE		133,599
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,474
5.4% 3/15/16	3,400	3,898
Raytheon Co.:
1.625% 10/15/15	1,000	977
3.125% 10/15/20	2,000	1,890
4.875% 10/15/40	1,000	943
The Boeing Co.:
5% 3/15/14	3,000	3,314
6% 3/15/19	1,000	1,179
6.875% 3/15/39	1,000	1,257
United Technologies Corp.:
4.5% 4/15/20	4,000	4,280
5.7% 4/15/40	2,000	2,222
6.125% 2/1/19	4,000	4,737
		26,171
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,217
6.2% 1/15/38	2,500	2,930
		7,147
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 2,580	$ 2,729
6.9% 7/2/19	759	806
		3,535
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,410
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	652
6% 10/15/17	2,902	3,413
6.55% 10/15/37	4,250	5,051
General Electric Co. 5.25% 12/6/17	18,540	20,847
		29,963
Machinery - 0.1%
Caterpillar, Inc.:
3.9% 5/27/21	3,000	3,007
5.3% 9/15/35	7,000	7,519
Deere & Co.:
4.375% 10/16/19	3,000	3,200
5.375% 10/16/29	1,000	1,089
		14,815
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,344
CSX Corp. 7.375% 2/1/19	10,000	12,313
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,412
Union Pacific Corp.:
5.78% 7/15/40	1,800	1,930
6.125% 1/15/12	2,900	2,996
		33,995
TOTAL INDUSTRIALS		120,036
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,158
4.45% 1/15/20	2,000	2,095
4.95% 2/15/19	3,479	3,806
5.9% 2/15/39	12,416	13,414
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp.:
5.375% 5/15/19	$ 1,000	$ 1,050
6.625% 5/15/39	1,000	1,048
		24,571
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,236
Hewlett-Packard Co.:
4.3% 6/1/21	2,780	2,802
4.75% 6/2/14	8,300	9,107
		14,145
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,233
6% 10/1/12	3,840	4,089
6.55% 10/1/17	2,338	2,773
7.125% 10/1/37	2,475	3,089
		13,184
Internet Software & Services - 0.1%
Google, Inc.:
1.25% 5/19/14	4,720	4,742
3.625% 5/19/21	3,780	3,750
		8,492
IT Services - 0.2%
International Business Machines Corp. 7.625% 10/15/18	13,000	16,637
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,070
4.5% 5/15/21	4,000	3,996
5.5% 5/15/12	1,586	1,655
5.625% 12/15/19	1,000	1,104
8.25% 5/15/14	3,902	4,602
		12,427
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,052
2.95% 6/1/14	2,000	2,106
4.2% 6/1/19	2,000	2,123
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.: - continued
5.3% 2/8/41	$ 1,500	$ 1,567
Oracle Corp.:
5.375% 7/15/40 (a)	4,000	4,116
5.75% 4/15/18	7,400	8,519
		20,483
TOTAL INFORMATION TECHNOLOGY		109,939
MATERIALS - 1.0%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,053
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,456
5.9% 2/15/15	2,500	2,839
7.6% 5/15/14	3,000	3,498
8.55% 5/15/19	2,358	3,071
9.4% 5/15/39	3,000	4,636
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,232
4.625% 1/15/20	3,000	3,196
Lubrizol Corp. 8.875% 2/1/19	919	1,213
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,124
4.875% 3/30/20	1,500	1,613
Praxair, Inc. 3.25% 9/15/15	3,200	3,381
		41,312
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,017
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,309
6.8% 8/1/19	3,000	3,500
		6,809
Metals & Mining - 0.5%
Alcoa, Inc. 5.4% 4/15/21	10,000	10,245
ArcelorMittal SA:
3.75% 8/5/15	7,800	8,016
7% 10/15/39	2,100	2,189
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
ArcelorMittal SA: - continued
9.85% 6/1/19	$ 2,000	$ 2,576
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,034
5.5% 4/1/14	2,500	2,792
6.5% 4/1/19	2,500	3,028
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,095
6.25% 10/1/39	1,600	1,744
Rio Tinto Finance (USA) Ltd.:
5.2% 11/2/40	1,000	981
6.5% 7/15/18	1,398	1,646
7.125% 7/15/28	2,000	2,478
8.95% 5/1/14	4,000	4,838
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,660
6.25% 1/23/17	9,395	10,743
		61,065
TOTAL MATERIALS		111,203
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,880
AT&T, Inc.:
5.8% 2/15/19	4,000	4,543
6.3% 1/15/38	838	896
6.7% 11/15/13	1,162	1,308
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,110
British Telecommunications PLC 9.875% 12/15/30	4,515	6,442
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,298
7.6% 9/15/39	2,500	2,557
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,631
5.875% 8/20/13	10,000	10,980
6.75% 8/20/18	3,595	4,313
France Telecom SA:
2.125% 9/16/15	1,000	1,001
5.375% 7/8/19	4,000	4,512
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.1% 9/15/14	$ 2,149	$ 2,378
5.875% 2/1/12	2,707	2,802
5.875% 8/15/12	968	1,028
6.15% 9/15/34	5,270	5,549
6.45% 6/15/34	11,795	12,786
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,365
5.25% 10/1/15	4,571	4,845
6.999% 6/4/18	1,776	1,989
7.175% 6/18/19	6,000	6,812
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,942
4.949% 1/15/15	3,000	3,227
5.462% 2/16/21	2,700	2,805
5.877% 7/15/19	2,000	2,157
6.421% 6/20/16	1,151	1,303
7.045% 6/20/36	2,600	2,897
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,380
6.35% 4/1/19	6,000	7,026
6.9% 4/15/38	6,025	7,045
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,345
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,761
		131,913
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 6.125% 11/15/37	8,365	8,937
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	10,672
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,536
4.75% 10/1/14	4,500	4,931
5.875% 10/1/19	2,905	3,248
6.35% 3/15/40	1,000	1,074
6.375% 3/1/41	2,100	2,247
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,598
8.5% 11/15/18	3,486	4,566
Vodafone Group PLC:
2.875% 3/16/16	440	448
3.375% 11/24/15	1,000	1,042
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5% 12/16/13	$ 2,275	$ 2,482
5.45% 6/10/19	6,000	6,726
5.5% 6/15/11	2,735	2,740
		56,247
TOTAL TELECOMMUNICATION SERVICES		188,160
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	3,850	3,888
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,872
AmerenUE 6.4% 6/15/17	2,959	3,450
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,438
8.875% 11/15/18	2,000	2,600
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,468
5.8% 3/15/18	9,945	11,282
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	4,883
6% 1/15/38	3,450	3,897
Duke Energy Corp. 3.95% 9/15/14	4,500	4,796
Edison International 3.75% 9/15/17	3,000	3,027
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,751
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,847
Nevada Power Co. 6.5% 8/1/18	1,555	1,825
Northern States Power Co. 5.25% 3/1/18	10,500	11,795
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,014
PacifiCorp 6% 1/15/39	6,193	6,979
Pennsylvania Electric Co. 6.05% 9/1/17	757	847
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,572
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,825
6% 12/1/39	3,200	3,485
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,046
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,682
Southern California Edison Co. 4.5% 9/1/40	7,190	6,604
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,097
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Tampa Electric Co.: - continued
6.55% 5/15/36	$ 5,500	$ 6,527
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,468
6% 5/15/37	2,000	2,240
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,506
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,101
		129,812
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	502
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,267
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,645
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,391
		11,303
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,314
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,114
5.5% 12/1/39	2,500	2,651
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	998
6.3% 9/30/66 (f)	1,000	990
7.5% 6/30/66 (f)	1,000	1,060
DTE Energy Co. 7.05% 6/1/11	974	974
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,258
5.875% 10/1/12	2,893	3,080
6.5% 9/15/37	7,605	8,789
National Grid PLC 6.3% 8/1/16	1,463	1,689
NiSource Finance Corp.:
5.25% 9/15/17	835	913
5.4% 7/15/14	1,334	1,472
5.45% 9/15/20	5,111	5,475
6.25% 12/15/40	2,453	2,609
6.4% 3/15/18	1,532	1,758
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	927
Sempra Energy:
6% 10/15/39	1,000	1,078
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,501
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,228	4,281
		49,931
TOTAL UTILITIES		191,548
TOTAL NONCONVERTIBLE BONDS (Cost $2,059,806)		2,267,247
U.S. Government and Government Agency Obligations - 40.5%

U.S. Government Agency Obligations - 7.3%
Fannie Mae:
0.375% 12/28/12	80,420	80,451
0.5% 10/30/12	23,650	23,699
1% 4/4/12	41,600	41,862
1.25% 8/20/13	9,624	9,755
1.75% 2/22/13	22,745	23,244
2% 1/9/12	3,050	3,083
2.5% 5/15/14	18,484	19,298
2.75% 3/13/14	63,630	66,934
3.625% 2/12/13	55,295	58,218
5% 2/16/12	13,565	14,018
Federal Farm Credit Bank 3% 9/22/14	50,000	53,143
Federal Home Loan Bank:
1.625% 11/21/12	78,670	80,123
1.875% 6/21/13	38,900	39,975
5% 11/17/17	33,300	38,426
Freddie Mac:
0.625% 12/28/12	18,110	18,176
0.75% 3/28/13	31,355	31,519
1.125% 7/27/12	28,500	28,757
1.375% 2/25/14	8,804	8,925
1.75% 9/10/15	20,385	20,570
2.125% 3/23/12	17,776	18,043
3.75% 3/27/19	2,300	2,451
4.875% 6/13/18	66,960	76,610
6.25% 7/15/32	7,700	9,669
6.75% 3/15/31	26,000	34,176
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 21,849
5.375% 4/1/56	5,395	5,998
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		828,972
U.S. Treasury Obligations - 31.7%
U.S. Treasury Bonds:
3.5% 2/15/39	12,115	10,705
3.875% 8/15/40	30,080	28,313
4.25% 5/15/39	26,000	26,207
4.25% 11/15/40	811	815
4.375% 2/15/38	11,000	11,371
4.375% 11/15/39	100	103
4.375% 5/15/40	8,000	8,216
4.5% 2/15/36	18,000	19,063
4.5% 5/15/38	15,000	15,809
4.5% 8/15/39	39,000	40,956
4.625% 2/15/40	21,500	23,025
4.75% 2/15/37	11,000	12,076
4.75% 2/15/41	41,980	45,837
5% 5/15/37	11,000	12,533
5.375% 2/15/31	39,910	47,836
6.25% 5/15/30	86,360	113,887
8% 11/15/21	75,392	108,623
8.75% 5/15/17	8,000	11,054
8.875% 8/15/17	5,000	6,996
8.875% 2/15/19	7,000	10,168
9% 11/15/18	4,000	5,816
9.125% 5/15/18	3,000	4,334
U.S. Treasury Notes:
0.375% 9/30/12	37,000	37,048
0.375% 10/31/12	33,000	33,037
0.5% 11/30/12	144,000	144,411
0.5% 5/31/13	195,390	195,527
0.625% 12/31/12	57,000	57,256
0.625% 1/31/13	199,000	199,863
0.625% 2/28/13	133,000	133,546
0.75% 3/31/13	49,100	49,403
0.75% 12/15/13	980	983
1% 7/15/13	19,000	19,200
1.25% 3/15/14	330	335
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 4/15/14	$ 653	$ 662
1.25% 8/31/15	92,000	91,641
1.25% 9/30/15	6,000	5,966
1.25% 10/31/15	39,660	39,359
1.375% 10/15/12	9,100	9,235
1.5% 12/31/13	1,300	1,329
1.75% 1/31/14	13,759	14,153
1.75% 3/31/14	950	977
1.75% 7/31/15	53,000	53,961
1.75% 5/31/16	20,650	20,711
1.875% 2/28/14	1,660	1,713
1.875% 4/30/14	23,821	24,588
1.875% 6/30/15	79,000	80,919
1.875% 8/31/17	25,000	24,602
1.875% 10/31/17	13,000	12,741
2% 4/30/16	49,100	49,909
2.125% 5/31/15	98,000	101,430
2.125% 12/31/15	18,710	19,233
2.125% 2/29/16	145,700	149,411
2.25% 5/31/14	20,570	21,462
2.25% 3/31/16	54,000	55,620
2.25% 11/30/17	11,000	11,019
2.375% 2/28/15	32,434	33,934
2.375% 7/31/17	25,000	25,391
2.375% 5/31/18	16,260	16,257
2.5% 3/31/13	18,030	18,726
2.5% 3/31/15	53,600	56,330
2.5% 4/30/15	105,000	110,283
2.5% 6/30/17	2,000	2,049
2.625% 6/30/14	31,801	33,548
2.625% 7/31/14	11,830	12,484
2.625% 12/31/14	145,900	154,061
2.625% 2/29/16	13,600	14,260
2.625% 4/30/18	10,200	10,379
2.625% 8/15/20	141,000	137,431
2.625% 11/15/20	94,180	91,318
2.75% 11/30/16	25,000	26,160
2.75% 12/31/17	3,000	3,094
3% 8/31/16	12,402	13,173
3% 9/30/16	22,000	23,353
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 10/31/16	$ 23,900	$ 25,502
3.125% 5/15/19	14,260	14,796
3.125% 5/15/21	49,970	50,282
3.25% 5/31/16	14,200	15,283
3.25% 12/31/16	25,000	26,795
3.375% 11/15/19	27,740	29,097
3.5% 2/15/18	4,000	4,313
3.5% 5/15/20	81,800	85,979
3.625% 8/15/19	20,000	21,439
3.625% 2/15/20	59,600	63,460
3.625% 2/15/21	39,800	41,852
3.75% 11/15/18	6,000	6,531
3.875% 2/15/13	3,150	3,338
3.875% 5/15/18	8,000	8,808
4% 2/15/14	11,600	12,636
4% 2/15/15	9,600	10,621
4% 8/15/18	22,000	24,367
4.125% 5/15/15	19,300	21,483
4.25% 8/15/13	5,600	6,060
4.25% 11/15/13	12,007	13,080
4.25% 11/15/14	6,580	7,314
4.25% 11/15/17	16,000	18,019
4.5% 5/15/17	13,000	14,823
4.625% 11/15/16	15,000	17,195
4.625% 2/15/17	14,000	16,051
4.75% 8/15/17	14,000	16,179
5.125% 5/15/16	13,100	15,290
TOTAL U.S. TREASURY OBLIGATIONS		3,597,817
Other Government Related - 1.5%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (c)	30,000	30,455
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (c)	50,000	50,771
2.125% 7/12/12 (FDIC Guaranteed) (c)	52,060	53,124
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (c)	$ 25,000	$ 25,677
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	9,504	9,791
TOTAL OTHER GOVERNMENT RELATED		169,818
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,462,829)		4,596,607
U.S. Government Agency - Mortgage Securities - 32.8%

Fannie Mae - 23.3%
3.12% 4/1/41 (f)	24,106	25,024
4% 4/1/24 to 2/1/41	472,886	485,308
4% 6/1/26 (d)	14,000	14,589
4% 6/1/26 (d)	11,000	11,463
4% 6/1/41 (d)	13,000	13,090
4% 6/1/41 (d)	4,000	4,028
4.5% 5/1/18 to 5/1/41 (d)	595,843	621,965
4.5% 6/1/26 (d)	26,000	27,565
4.5% 6/1/26 (d)	2,000	2,120
4.5% 6/1/26 (d)	2,000	2,120
4.5% 6/1/40	519	540
4.5% 6/1/41 (d)	21,000	21,814
4.5% 6/1/41 (d)	14,000	14,542
4.533% 11/1/34 (f)	6,021	6,439
5% 12/1/17 to 8/1/40 (e)	371,348	397,704
5% 6/1/26 (d)	1,000	1,072
5% 6/1/41 (d)	34,000	36,192
5% 6/1/41 (d)	7,000	7,451
5% 6/1/41 (d)	9,000	9,580
5.064% 11/1/34 (f)	31,494	32,844
5.5% 5/1/21 to 6/1/40	340,633	370,523
5.5% 6/1/26 (d)	1,000	1,085
5.5% 6/1/41 (d)	62,000	67,215
5.5% 6/1/41 (d)	4,800	5,204
5.5% 6/1/41 (d)	31,800	34,475
5.5% 6/1/41 (d)	3,000	3,252
6% 8/1/22 to 9/1/39	265,110	292,687
6% 6/1/41 (d)	6,000	6,601
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 6/1/41 (d)(e)	$ 4,000	$ 4,401
6% 6/1/41 (d)(e)	3,000	3,301
6% 6/1/41 (d)	2,000	2,200
6.5% 5/1/31 to 9/1/38	103,771	117,285
6.5% 6/1/41 (d)	1,000	1,130
6.5% 6/1/41 (d)	2,000	2,259
TOTAL FANNIE MAE		2,647,068
Freddie Mac - 2.8%
1.979% 3/1/36 (f)	11,058	11,439
2.504% 12/1/35 (f)	10,352	10,849
4% 10/1/40 to 4/1/41	91,850	92,515
4.5% 6/1/25 to 10/1/40	19,061	20,099
4.5% 6/1/41 (d)	12,000	12,451
4.841% 3/1/35 (f)	14,153	15,177
5% 4/1/23 to 9/1/40	102,898	109,749
5% 6/1/41 (d)	10,000	10,634
5% 6/1/41 (d)	10,000	10,634
5.5% 1/1/36	8,434	9,167
5.787% 9/1/37 (f)	5,371	5,725
6% 4/1/32 to 8/1/37	7,219	8,005
11.75% 9/1/13	3	3
TOTAL FREDDIE MAC		316,447
Ginnie Mae - 6.7%
4% 1/15/25 to 8/15/39	9,233	9,740
4% 6/1/41 (d)	88,200	90,399
4% 6/1/41 (d)	4,000	4,100
4% 6/1/41 (d)	2,000	2,050
4.5% 3/15/39 to 3/15/41	221,155	234,178
4.5% 6/1/41 (d)	8,000	8,459
4.5% 6/1/41 (d)	10,000	10,573
4.5% 6/1/41 (d)(e)	11,000	11,631
5% 6/15/38 to 9/15/40	187,818	204,313
5% 6/1/41 (d)	1,000	1,083
5% 6/1/41 (d)	3,000	3,249
5.5% 10/15/35 to 9/15/39	85,600	94,640
5.5% 6/1/41 (d)	1,000	1,101
6% 5/20/34 to 11/15/39	45,174	50,162
6% 6/1/41 (d)	11,500	12,832
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 6/1/41 (d)(e)	$ 1,000	$ 1,116
6.5% 3/20/38 to 2/15/39	20,629	23,324
TOTAL GINNIE MAE		762,950
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,611,035)		3,726,465
Asset-Backed Securities - 0.3%

AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	750	765
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (f)	25	25
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,569	1,587
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,393
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,001
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	623
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,347
Citibank Credit Card Issuance Trust:
Series 2009-A3 Class A3, 2.7% 6/24/13	1,000	1,001
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,106
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,147
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (a)	221	222
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,938
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	166	167
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	1,185	943
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (f)	54	53
Series 2007-6 Class 2A1, 0.254% 7/25/37 (f)	122	120
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (f)	$ 377	$ 12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (f)	41	41
TOTAL ASSET-BACKED SECURITIES (Cost $30,247)		31,491
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (f)	1,268	1,332
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	552
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (a)(f)	173	173
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (f)	30	30
Class A3, 5.447% 6/12/47 (f)	2,405	2,516
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	626
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	5,429	5,706
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	179	63
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,308)		10,998
Commercial Mortgage Securities - 2.9%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (f)	1,480	1,579
Series 2006-5:
Class A2, 5.317% 9/10/47	4,560	4,653
Class A3, 5.39% 9/10/47	1,768	1,839
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,680
Series 2007-4 Class A3, 5.9998% 2/10/51 (f)	1,265	1,353
Series 2006-6 Class E, 5.619% 10/10/45 (a)	733	147
Series 2007-3:
Class A3, 5.8018% 6/10/49 (f)	2,118	2,239
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A4, 5.8018% 6/10/49 (f)	$ 2,643	$ 2,875
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,004
Series 2004-2:
Class A3, 4.05% 11/10/38	232	235
Class A4, 4.153% 11/10/38	1,608	1,677
Series 2005-1 Class A3, 4.877% 11/10/42	1,105	1,105
Series 2001-3 Class H, 6.562% 4/11/37 (a)	709	713
Series 2001-PB1:
Class J, 7.166% 5/11/35 (a)	317	315
Class K, 6.15% 5/11/35 (a)	590	576
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	3,939	4,139
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(g)	2,690	108
Series 2007-5A Class IO, 3.047% 10/25/37 (a)(f)(g)	6,532	705
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	283	286
Series 2007-PW16 Class A4, 5.9055% 6/11/40 (f)	16,612	18,438
Series 2007-PW17 Class A1, 5.282% 6/11/50	241	246
Series 2007-T26 Class A1, 5.145% 1/12/45	191	194
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,666
Series 2006-T22 Class A4, 5.7046% 4/12/38 (f)	159	177
Series 2007-PW16:
Class B, 5.716% 6/11/40 (a)(f)	203	130
Class C, 5.716% 6/11/40 (a)(f)	169	91
Class D, 5.716% 6/11/40 (a)(f)	169	85
Series 2007-T28 Class A1, 5.422% 9/11/42	110	111
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (a)	1,490	1,591
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5071% 8/15/21 (a)(f)	453	450
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,277
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	1,908	1,774
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	976	974
Class A4, 5.8862% 12/10/49 (f)	9,950	11,037
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	$ 2,212	$ 2,362
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,280
Class C, 5.476% 12/11/49	2,387	835
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (f)	1,268	1,359
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	1,826
COMM pass-thru certificates sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,766
Series 2007-C9 Class A4, 6.0084% 12/10/49 (f)	2,805	3,128
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,110
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,536	2,703
Series 2007-C3 Class A4, 5.9052% 6/15/39 (f)	10,213	11,097
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	7,508
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,234
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (a)(f)	4,524	3,619
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	173	175
Class A4, 4.75% 1/15/37	590	624
Series 2006-C1 Class A3, 5.711% 2/15/39 (f)	6,695	7,072
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.348% 2/15/22 (a)(f)	480	437
Series 2007-C1 Class B, 5.487% 2/15/40 (a)(f)	1,938	388
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	434	435
Class G, 6.936% 3/15/33 (a)	834	828
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,266
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (a)(f)	477	440
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,647
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG9 Class A4, 5.444% 3/10/39	$ 3,687	$ 3,993
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (f)	3,342	3,538
Class A4, 6.0778% 7/10/38 (f)	10,980	12,242
GS Mortgage Securities Corp. II sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	396
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45	583	597
Class A4, 6.0017% 8/10/45 (f)	603	649
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2006-CB14 Class A3B, 5.6643% 12/12/44 (f)	3,771	3,933
Series 2005-CB13 Class E, 5.5268% 1/12/43 (a)(f)	642	67
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (a)	413	414
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	882
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	585	608
Class A3, 5.336% 5/15/47	529	570
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (f)	17,057	18,793
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (f)	3,560	3,666
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	5,899
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	371
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (f)	108	80
Class C, 5.9318% 2/12/49 (f)	283	178
Class D, 5.9318% 2/12/49 (f)	298	150
Series 2007-LDP10 Class ES, 5.7307% 1/15/49 (a)(f)	656	138
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (f)	3,327	3,690
Series 1998-C1 Class D, 6.98% 2/18/30	330	330
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	310	310
Series 2006-C7:
Class A1, 5.279% 11/15/38	180	181
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class A3, 5.347% 11/15/38	$ 945	$ 1,030
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	47	47
Class A3, 5.398% 2/15/40	5,000	5,176
Class A4, 5.424% 2/15/40	1,163	1,269
Series 2007-C2 Class A3, 5.43% 2/15/40	611	662
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,584	1,716
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,579
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (a)(f)	406	369
Class E, 0.488% 9/15/21 (a)(f)	1,465	1,304
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (f)	994	1,014
Series 2005-LC1 Class F, 5.5633% 1/12/44 (a)(f)	1,103	587
Series 2006-C1 Class A2, 5.8093% 5/12/39 (f)	1,247	1,285
Series 2007-C1 Class A4, 6.02% 6/12/50 (f)	4,800	5,299
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,979
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (f)	566	555
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (f)	1,349	1,391
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	1,090	1,159
Series 2007-5:
Class A3, 5.364% 8/12/48	495	510
Class A4, 5.378% 8/12/48	51	54
Class B, 5.479% 8/12/48	3,804	1,761
Series 2007-6:
Class A1, 5.175% 3/12/51	29	29
Class A4, 5.485% 3/12/51 (f)	2,000	2,157
Series 2007-7 Class A4, 5.81% 6/12/50 (f)	4,438	4,807
Series 2007-8 Class A1, 4.622% 8/12/49	95	96
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	648
Series 2007-7 Class B, 5.9352% 6/12/50 (f)	110	31
Series 2007-8 Class A3, 6.1636% 8/12/49 (f)	1,094	1,206
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class C, 0.358% 10/15/20 (a)(f)	728	678
Class MHRO, 0.888% 10/15/20 (a)(f)	171	147
Class MJPM, 1.198% 10/15/20 (a)(f)	8	7
Class NHRO, 1.088% 10/15/20 (a)(f)	263	216
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	$ 1,883	$ 1,928
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	38	38
Class A31, 5.439% 2/12/44 (f)	642	667
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	104	105
Class A4, 5.364% 3/15/44	5,000	5,349
Series 2006-IQ11:
Class A3, 5.8616% 10/15/42 (f)	1,710	1,781
Class A4, 5.8976% 10/15/42 (f)	380	422
Series 2006-T23 Class A3, 5.9755% 8/12/41 (f)	647	696
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	2,054
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	103	104
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.4771% 9/15/21 (a)(f)	252	215
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (a)(f)	17	13
Class AP2, 0.998% 6/15/20 (a)(f)	30	21
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,417	1,424
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,585
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,625
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,089	1,115
Class A4, 5.305% 12/15/43	373	385
Class A5, 5.342% 12/15/43	1,357	1,438
Series 2007-C31 Class A4, 5.509% 4/15/47	7,866	8,353
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (f)	8,965	9,335
Class A3, 5.9317% 6/15/49 (f)	7,152	7,733
Series 2003-C6 Class G, 5.125% 8/15/35 (a)(f)	602	605
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(f)	975	977
Class 180B, 5.5782% 10/15/41 (a)(f)	444	444
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,198
Series 2005-C22:
Class B, 5.5358% 12/15/44 (f)	2,812	2,578
Class F, 5.5358% 12/15/44 (a)(f)	2,115	1,244
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	$ 7,395	$ 8,116
Series 2006-C25 Class AM, 5.9238% 5/15/43 (f)	664	702
Series 2007-C30 Class C, 5.483% 12/15/43 (f)	3,804	2,054
Series 2007-C31 Class C, 5.8836% 4/15/47 (f)	348	185
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (f)	839	914
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $242,000)		331,467
Municipal Securities - 0.6%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.)Series 2010 B, 8.084% 2/15/50	9,720	12,392
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,404
7.55% 4/1/39	15,000	17,675
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,730
4.511% 3/1/15	1,590	1,656
4.961% 3/1/16	2,830	2,956
5.365% 3/1/17	1,875	1,969
5.665% 3/1/18	3,500	3,692
5.877% 3/1/19	3,500	3,675
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	9,991
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,018
TOTAL MUNICIPAL SECURITIES (Cost $63,932)		68,158
Foreign Government and Government Agency Obligations - 1.2%

Bank of Nova Scotia:
2.05% 10/7/15	4,000	3,999
4.375% 1/13/21	1,000	1,029
Brazilian Federative Republic:
4.875% 1/22/21	4,045	4,247
5.625% 1/7/41	13,000	13,176
Canadian Government 2.375% 9/10/14	3,000	3,127
Chilean Republic 7.125% 1/11/12	3,016	3,131
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Italian Republic:
2.125% 10/5/12	$ 2,000	$ 2,029
3.125% 1/26/15	16,000	16,475
Ontario Province:
1.375% 1/27/14	2,000	2,024
2.3% 5/10/16	2,000	2,017
4% 10/7/19	15,000	15,691
4.1% 6/16/14	15,000	16,311
Province of British Columbia 2.1% 5/18/16	3,800	3,834
Quebec Province 3.5% 7/29/20	20,000	19,965
United Mexican States:
5.125% 1/15/20	23,500	25,263
6.05% 1/11/40	6,000	6,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $133,408)		138,693
Supranational Obligations - 1.3%

African Development Bank:
1.75% 10/1/12	1,000	1,016
euro 3% 5/27/14	5,000	5,281
Asian Development Bank 2.75% 5/21/14	30,000	31,443
Corporacion Andina de Fomento:
5.2% 5/21/13	240	256
6.875% 3/15/12	390	407
8.125% 6/4/19	2,000	2,437
European Bank for Reconstruction and Development 1.25% 6/10/11	1,500	1,500
European Investment Bank:
1.625% 3/15/13	3,000	3,059
1.75% 9/14/12	4,000	4,071
2.875% 1/15/15	5,000	5,270
3.125% 6/4/14	72,000	76,444
Inter-American Development Bank:
euro 1.75% 10/22/12	5,000	5,092
3.875% 9/17/19	5,000	5,361
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,103
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $137,668)		145,740
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (b)(f)	$ 1,042	$ 998
MUFG Capital Finance 1 Ltd. 6.346% (b)(f)	1,725	1,800
		2,798
TOTAL PREFERRED SECURITIES (Cost $1,549)		2,798
Cash Equivalents - 5.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 5,515	5,515
0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	596,366	596,364
TOTAL CASH EQUIVALENTS (Cost $601,879)		601,879
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $11,352,661)		11,921,543
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(564,684)
NET ASSETS - 100%		$ 11,356,859
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,601,000 or 0.3% of net assets.

(b) Security is perpetual in nature with no stated maturity date.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $169,818,000 or 1.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,515,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 2,603
Barclays Capital, Inc.	1,962
Merrill Lynch, Pierce, Fenner & Smith, Inc.	950
$ 5,515
$596,364,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 17,913
HSBC Securities (USA), Inc.	107,477
Merrill Lynch, Pierce, Fenner & Smith, Inc.	28,295
Mizuho Securities USA, Inc.	322,430
Societe Generale	34,052
Wells Fargo Securities LLC	86,197
$ 596,364
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,267,247	$ -	$ 2,267,247	$ -
U.S. Government and Government Agency Obligations	4,596,607	-	4,596,607	-
U.S. Government Agency - Mortgage Securities	3,726,465	-	3,726,465	-
Asset-Backed Securities	31,491	-	30,536	955
Collateralized Mortgage Obligations	10,998	-	10,446	552
Commercial Mortgage Securities	331,467	-	319,634	11,833
Municipal Securities	68,158	-	68,158	-
Foreign Government and Government Agency Obligations	138,693	-	138,693	-
Supranational Obligations	145,740	-	145,740	-
Preferred Securities	2,798	-	2,798	-
Cash Equivalents	601,879	-	601,879	-
Total Investments in Securities:	$ 11,921,543	$ -	$ 11,908,203	$ 13,340
Other Financial Instruments:
Forward Commitments	$ (41)	$ -	$ (41)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,562
Total Realized Gain (Loss)	2,214
Total Unrealized Gain (Loss)	5,214
Cost of Purchases	-
Proceeds of Sales	(9,980)
Amortization/Accretion	962
Transfers in to Level 3	4,630
Transfers out of Level 3	(2,262)
Ending Balance	$ 13,340
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 5,236

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $11,440,147,000. Net unrealized appreciation aggregated $481,396,000, of which $498,356,000 related to appreciated investment securities and $16,960,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.804863.107

AIGB-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Household Durables - 0.3%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 2,596	$ 2,820
5.875% 1/15/36	3,062	2,963
6.375% 6/15/14	7,614	8,492
		14,275
Media - 1.4%
Comcast Corp.:
5.7% 5/15/18	6,385	7,152
6.55% 7/1/39	4,789	5,294
Discovery Communications LLC:
3.7% 6/1/15	3,783	3,988
6.35% 6/1/40	3,458	3,729
Liberty Media Corp. 8.25% 2/1/30	2,435	2,371
NBC Universal, Inc.:
3.65% 4/30/15 (c)	4,134	4,347
5.15% 4/30/20 (c)	5,465	5,814
6.4% 4/30/40 (c)	5,000	5,433
News America Holdings, Inc. 7.75% 12/1/45	2,832	3,458
Time Warner Cable, Inc.:
5.85% 5/1/17	12,691	14,200
6.75% 7/1/18	5,587	6,495
Time Warner, Inc. 6.2% 3/15/40	5,000	5,210
		67,491
TOTAL CONSUMER DISCRETIONARY		81,766
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	5,189	5,669
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
4.125% 5/15/21	4,994	4,912
6.302% 6/1/37 (j)	1,442	1,428
		6,340
Food Products - 0.3%
Kraft Foods, Inc.:
6.5% 8/11/17	4,718	5,541
6.875% 2/1/38	5,289	6,192
		11,733
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	$ 5,257	$ 6,944
9.7% 11/10/18	5,570	7,439
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,370
7.25% 6/15/37	9,654	10,793
		33,546
TOTAL CONSUMER STAPLES		57,288
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (c)	4,973	5,313
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	6,122	6,417
Weatherford International Ltd. 5.15% 3/15/13	976	1,037
		12,767
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	9,817	11,287
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	6,497	6,754
Marathon Petroleum Corp. 5.125% 3/1/21 (c)	3,437	3,585
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	2,674
Nexen, Inc. 6.4% 5/15/37	8,585	8,878
Petro-Canada 6.05% 5/15/18	1,963	2,253
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,828
5.75% 1/20/20	16,071	17,045
6.875% 1/20/40	3,862	4,190
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,794	2,899
5.5% 9/30/14 (c)	3,906	4,258
6.75% 9/30/19 (c)	2,556	2,933
Western Gas Partners LP 5.375% 6/1/21	4,907	5,074
		77,658
TOTAL ENERGY		90,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 12.4%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
5.95% 1/18/18	$ 4,817	$ 5,218
6% 6/15/20	2,500	2,687
6.15% 4/1/18	4,469	4,900
6.25% 2/1/41	4,212	4,257
6.75% 10/1/37	4,560	4,582
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	2,730	2,755
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,842
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,638
Lazard Group LLC:
6.85% 6/15/17	2,464	2,758
7.125% 5/15/15	7,737	8,719
Morgan Stanley:
4.1% 1/26/15	5,004	5,213
4.75% 4/1/14	1,376	1,451
5.45% 1/9/17	5,100	5,499
6% 5/13/14	5,474	6,009
6.625% 4/1/18	7,981	8,984
7.3% 5/13/19	4,777	5,501
UBS AG Stamford Branch 3.875% 1/15/15	8,300	8,768
		86,781
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	6,133	6,485
BB&T Capital Trust IV 6.82% 6/12/77 (j)	583	596
Credit Suisse (Guernsey) Ltd. 5.86% (d)(j)	6,365	6,190
Credit Suisse New York Branch 6% 2/15/18	8,405	9,251
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (c)(j)	1,517	1,498
Discover Bank:
7% 4/15/20	2,536	2,891
8.7% 11/18/19	5,944	7,416
Export-Import Bank of Korea 5.25% 2/10/14 (c)	3,402	3,660
Fifth Third Bancorp:
3.625% 1/25/16	3,326	3,402
4.5% 6/1/18	2,054	2,050
8.25% 3/1/38	2,385	2,975
Fifth Third Bank 4.75% 2/1/15	949	1,009
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	2,462	2,444
HBOS PLC 6.75% 5/21/18 (c)	3,056	3,084
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,841
JPMorgan Chase Bank 6% 10/1/17	5,986	6,730
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 2,190	$ 2,392
5.8% 7/1/14	4,173	4,596
6.95% 2/1/28	1,344	1,523
KeyCorp. 5.1% 3/24/21	2,442	2,542
Korea Development Bank 5.75% 9/10/13	3,220	3,497
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (j)	572	572
Marshall & Ilsley Bank:
4.85% 6/16/15	2,284	2,468
5% 1/17/17	3,713	4,040
5.25% 9/4/12	1,692	1,761
6.375% 9/1/11	6,820	6,892
Regions Bank:
6.45% 6/26/37	8,147	7,608
7.5% 5/15/18	3,713	4,019
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,119
7.75% 11/10/14	4,705	5,158
SunTrust Banks, Inc. 3.6% 4/15/16	4,164	4,263
Wachovia Corp. 4.875% 2/15/14	4,283	4,611
		118,583
Consumer Finance - 0.2%
Discover Financial Services 10.25% 7/15/19	3,781	5,042
SLM Corp.:
0.5038% 10/25/11 (j)	1,848	1,843
0.5738% 1/27/14 (j)	1,055	1,005
5% 10/1/13	391	407
		8,297
Diversified Financial Services - 2.4%
Bank of America Corp. 5.75% 12/1/17	12,613	13,679
BP Capital Markets PLC:
3.125% 10/1/15	5,742	5,881
3.625% 5/8/14	5,058	5,322
4.742% 3/11/21	4,290	4,439
Capital One Capital V 10.25% 8/15/39	2,114	2,249
Citigroup, Inc.:
5.5% 4/11/13	20,020	21,414
6.125% 5/15/18	17,793	19,849
6.5% 8/19/13	1,317	1,448
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
4.625% 5/10/21	$ 11,000	$ 11,039
4.95% 3/25/20	8,888	9,268
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	6,138	6,428
5.35% 4/15/12 (c)	1,530	1,570
5.5% 1/15/14 (c)	4,505	4,849
TECO Finance, Inc.:
4% 3/15/16	1,439	1,507
5.15% 3/15/20	2,067	2,217
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	3,532	3,691
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	1,161	1,173
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	2,033	2,099
		118,122
Insurance - 1.9%
Aon Corp.:
3.125% 5/27/16	2,379	2,391
3.5% 9/30/15	2,336	2,412
5% 9/30/20	2,730	2,826
6.25% 9/30/40	1,748	1,882
Assurant, Inc. 5.625% 2/15/14	4,022	4,320
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,832
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(j)	10,398	10,918
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	4,901	4,818
6.7% 8/15/16 (c)	7,459	8,272
10.75% 6/15/88 (c)(j)	4,022	5,450
Lincoln National Corp. 7% 5/17/66 (j)	1,136	1,164
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	2,269	3,271
MetLife, Inc. 6.75% 6/1/16	4,485	5,298
Metropolitan Life Global Funding I:
5.125% 4/10/13 (c)	5,619	5,998
5.125% 6/10/14 (c)	3,959	4,335
Monumental Global Funding II 5.65% 7/14/11 (c)	3,801	3,817
Pacific Life Global Funding 5.15% 4/15/13 (c)	4,733	5,033
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,357	5,943
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (c)	$ 4,900	$ 5,147
Unum Group 5.625% 9/15/20	3,183	3,377
		93,504
Real Estate Investment Trusts - 1.1%
AvalonBay Communities, Inc.:
5.5% 1/15/12	770	792
6.125% 11/1/12	1,160	1,242
Camden Property Trust:
5.375% 12/15/13	1,818	1,958
5.875% 11/30/12	687	728
Developers Diversified Realty Corp.:
4.75% 4/15/18	2,631	2,630
5.375% 10/15/12	4,283	4,437
7.5% 4/1/17	2,623	3,047
9.625% 3/15/16	3,987	4,905
Duke Realty LP:
4.625% 5/15/13	317	333
5.875% 8/15/12	571	601
Equity One, Inc.:
6% 9/15/17	3,250	3,480
6.25% 12/15/14	2,985	3,273
6.25% 1/15/17	2,136	2,318
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,842
5.9% 4/1/20	1,389	1,543
6% 7/15/12	1,579	1,661
6.2% 1/15/17	1,215	1,384
HRPT Properties Trust:
5.75% 11/1/15	1,378	1,490
6.65% 1/15/18	3,200	3,611
UDR, Inc. 5.5% 4/1/14	6,383	6,825
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,863
Washington (REIT) 5.95% 6/15/11	5,055	5,062
		56,025
Real Estate Management & Development - 2.4%
AMB Property LP:
5.9% 8/15/13	4,537	4,815
6.3% 6/1/13	4,607	4,967
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP:
3.85% 4/15/16	$ 5,000	$ 5,070
6.125% 4/15/20	1,872	2,025
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,435
5.75% 4/1/12	3,189	3,306
Colonial Properties Trust:
5.5% 10/1/15	5,995	6,246
6.875% 8/15/12	3,309	3,440
Colonial Realty LP 6.05% 9/1/16	4,436	4,638
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,789
Duke Realty LP:
5.4% 8/15/14	5,135	5,575
5.5% 3/1/16	5,038	5,467
5.625% 8/15/11	3,493	3,524
5.95% 2/15/17	1,536	1,699
6.25% 5/15/13	3,807	4,128
6.5% 1/15/18	5,065	5,758
ERP Operating LP:
5.2% 4/1/13	6,349	6,787
5.5% 10/1/12	6,078	6,428
6.625% 3/15/12	1,111	1,160
Liberty Property LP:
5.5% 12/15/16	3,158	3,491
6.375% 8/15/12	2,174	2,291
6.625% 10/1/17	3,709	4,315
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,878
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,331
Regency Centers LP 6.75% 1/15/12	5,856	6,058
Tanger Properties LP:
6.125% 6/1/20	3,058	3,429
6.15% 11/15/15	9,117	10,238
		117,288
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp. 6.5% 8/1/16	5,430	6,143
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,247	4,747
		10,890
TOTAL FINANCIALS		609,490
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,472	$ 4,520
6.25% 6/15/14	1,557	1,760
		6,280
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,177	1,240
6.795% 2/2/20	408	403
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,365	2,271
8.36% 1/20/19	8,048	8,491
		12,405
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,100
TOTAL INDUSTRIALS		15,505
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,194
6.55% 10/1/17	2,421	2,872
		8,066
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	13,026	15,188
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,605
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	4,183	4,478
		6,083
TOTAL MATERIALS		21,271
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 6.8% 5/15/36	5,000	5,630
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 4,203	$ 5,277
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,197
7.6% 9/15/39	3,890	3,979
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,937	5,421
Telecom Italia Capital SA:
4.95% 9/30/14	5,297	5,609
5.25% 10/1/15	2,409	2,553
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,376
Verizon Communications, Inc. 6.1% 4/15/18	6,019	6,938
		38,980
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	8,998	9,860
5.875% 10/1/19	6,291	7,033
6.35% 3/15/40	1,971	2,117
Sprint Nextel Corp. 6% 12/1/16	10,058	10,234
		29,244
TOTAL TELECOMMUNICATION SERVICES		68,224
UTILITIES - 2.0%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,893
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,695	2,726
6.4% 9/15/20 (c)	8,975	9,421
Edison International 3.75% 9/15/17	3,716	3,749
EDP Finance BV 6% 2/2/18 (c)	7,773	7,564
FirstEnergy Corp. 7.375% 11/15/31	5,741	6,675
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,439	2,682
LG&E and KU Energy LLC 2.125% 11/15/15 (c)	4,231	4,123
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,508
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	3,968
		52,309
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,317
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	$ 6,310	$ 7,025
Exelon Generation Co. LLC:
4% 10/1/20	4,789	4,607
5.35% 1/15/14	5,292	5,753
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,850
6.5% 5/1/18	5,351	6,099
		26,334
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	1,637	1,621
7.5% 6/30/66 (j)	3,654	3,873
NiSource Finance Corp.:
5.4% 7/15/14	1,393	1,537
5.45% 9/15/20	1,461	1,565
6.25% 12/15/40	1,327	1,411
6.4% 3/15/18	4,529	5,196
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	4,051
		19,254
TOTAL UTILITIES		101,214
TOTAL NONCONVERTIBLE BONDS (Cost $981,575)		1,059,529
U.S. Government and Government Agency Obligations - 32.0%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	15,563	17,002
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/41	59,266	63,814
2.125% 2/15/40	36,979	39,892
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		103,706
U.S. Treasury Obligations - 29.6%
U.S. Treasury Bonds 4.75% 2/15/41	151,378	165,286
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1.5% 12/31/13	$ 400,000	$ 408,774
1.75% 5/31/16	249,727	250,469
2.375% 9/30/14 (g)	83,800	87,774
2.625% 7/31/14 (g)	103,287	109,000
3.625% 2/15/20	122,561	130,499
3.625% 2/15/21	292,581	307,667
TOTAL U.S. TREASURY OBLIGATIONS		1,459,469
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,554,751)		1,580,177
U.S. Government Agency - Mortgage Securities - 23.0%

Fannie Mae - 15.5%
2.575% 2/1/35 (j)	2,861	3,002
2.589% 6/1/36 (j)	155	161
3.5% 11/1/25 to 3/1/41	37,905	37,011
3.533% 7/1/37 (j)	443	465
4% 2/1/35 to 4/1/41	45,686	46,072
4% 6/1/41 (e)(f)	15,000	15,104
4.5% 6/1/24 to 5/1/41 (f)	241,531	251,296
4.5% 6/1/26 (e)	5,000	5,301
5% 4/1/18 to 9/1/40	114,866	122,845
5% 6/1/41 (e)(f)	25,000	26,612
5% 6/1/41 (e)(f)	11,000	11,709
5% 6/1/41 (e)(f)	20,000	21,289
5% 6/1/41 (e)	15,000	15,967
5% 6/1/41 (e)(f)	17,000	18,096
5.5% 12/1/30 to 8/1/37	18,188	19,792
5.5% 6/1/41 (e)(f)	11,600	12,576
5.5% 6/1/41 (e)	12,000	13,009
6% 7/1/21 to 9/1/39	105,995	116,823
6% 6/1/41 (e)(f)	12,100	13,312
6% 6/1/41 (e)(f)	14,000	15,402
6.5% 2/1/36	213	240
TOTAL FANNIE MAE		766,084
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 4.3%
3.281% 10/1/35 (j)	$ 223	$ 237
4% 6/1/41 (e)	5,000	5,029
4.5% 7/1/25 to 4/1/41	10,751	11,207
4.5% 6/1/41 (e)	40,700	42,231
5% 9/1/35 to 4/1/41	32,891	35,057
5% 6/1/41 (e)	13,000	13,824
5% 6/1/41 (e)	7,000	7,444
5.5% 12/1/27 to 2/1/40	73,400	79,520
5.5% 6/1/41 (e)	10,600	11,479
6% 7/1/37 to 8/1/37	4,458	4,913
TOTAL FREDDIE MAC		210,941
Ginnie Mae - 3.2%
4% 1/15/25 to 10/20/25	29,588	31,248
4.5% 3/15/41	8,970	9,506
4.5% 6/1/41 (e)(f)	38,000	40,179
4.5% 6/1/41 (e)	29,000	30,663
5% 6/1/41 (e)	12,000	12,995
5% 6/1/41 (e)	6,000	6,497
5% 6/1/41 (e)	11,000	11,912
5.5% 12/20/28 to 12/15/38	10,630	11,739
TOTAL GINNIE MAE		154,739
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,115,817)		1,131,764
Asset-Backed Securities - 1.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (j)	1,004	703
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (j)	21	20
Class M2, 1.844% 3/25/34 (j)	219	176
Series 2005-HE2 Class M2, 0.644% 4/25/35 (j)	98	94
Series 2006-OP1 Class M4, 0.564% 4/25/36 (j)	91	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14	376	4
Series 2007-D1 Class D, 1.5958% 1/22/13 (c)(j)	6,136	92
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Airspeed Ltd. Series 2007-1A Class C1, 2.698% 6/15/32 (c)(j)	$ 6,122	$ 2,816
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	4,884	5,032
Series 2011-3 Class A2, 1.87% 5/15/16	3,550	3,558
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	648	661
Class E, 6.96% 3/8/16 (c)	2,566	2,623
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (j)	57	46
Series 2004-R2 Class M3, 0.744% 4/25/34 (j)	85	24
Series 2005-R2 Class M1, 0.644% 4/25/35 (j)	1,307	1,128
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (j)	30	23
Series 2004-W7 Class M1, 0.744% 5/25/34 (j)	808	614
Series 2006-W4 Class A2C, 0.354% 5/25/36 (j)	872	267
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.019% 4/25/34 (j)	1,690	1,354
Series 2006-HE2 Class M1, 0.564% 3/25/36 (j)	120	2
Axon Financial Funding Ltd. 0.873% 4/4/17 (a)(c)(j)	5,160	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	4,230	4,364
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (j)	1,019	922
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (j)	40	40
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12	474	478
Series 2007-1 Class C, 5.38% 11/15/12	264	271
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (c)(j)	344	275
Class B, 0.9458% 7/20/39 (c)(j)	355	145
Class C, 1.2958% 7/20/39 (c)(j)	456	23
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	535	539
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (j)	722	30
Series 2006-NC4 Class M1, 0.494% 10/25/36 (j)	127	9
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (j)	1,140	400
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (j)	484	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (j)	$ 24	$ 23
Series 2007-4 Class A1A, 0.3326% 9/25/37 (j)	200	192
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4995% 3/25/32 (MGIC Investment Corp. Insured) (j)	61	24
Series 2004-3 Class M4, 1.164% 4/25/34 (j)	101	49
Series 2004-4 Class M2, 0.989% 6/25/34 (j)	372	209
Series 2005-3 Class MV1, 0.614% 8/25/35 (j)	450	433
Series 2005-AB1 Class A2, 0.404% 8/25/35 (j)	46	45
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (c)	191	192
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (j)	25	17
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (j)	231	134
Series 2006-3 Class 2A3, 0.354% 11/25/36 (j)	3,565	1,437
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.019% 3/25/34 (j)	14	5
Ford Credit Auto Owner Trust:
Series 2006-C:
Class B, 5.3% 6/15/12	383	386
Class D, 6.89% 5/15/13 (c)	1,938	1,959
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,100	1,133
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.748% 6/15/13 (j)	488	488
Series 2010-5 Class A1, 1.5% 9/15/15	5,563	5,591
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	17	17
Series 2007-1:
Class A4, 5.03% 2/16/15	64	64
Class C, 5.43% 2/16/15	279	279
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.684% 1/25/35 (j)	600	294
Class M4, 0.874% 1/25/35 (j)	231	73
Series 2006-D Class M1, 0.424% 11/25/36 (j)	133	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (c)(j)	2,174	1,283
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,282	1,021
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (c)(j)	$ 152	$ 142
Series 2006-2A:
Class A, 0.378% 11/15/34 (c)(j)	1,154	958
Class B, 0.478% 11/15/34 (c)(j)	418	272
Class C, 0.578% 11/15/34 (c)(j)	692	346
Class D, 0.948% 11/15/34 (c)(j)	330	83
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (j)	421	408
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14	15	16
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(j)	274	76
Class M1, 0.844% 6/25/34 (j)	1,630	1,099
Series 2007-HE1 Class M1, 0.444% 3/25/47 (j)	660	39
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (c)(j)	519	270
Class C, 0.744% 9/25/46 (c)(j)	1,211	242
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (j)	192	137
Series 2003-3 Class M1, 1.484% 8/25/33 (j)	473	387
Series 2003-5 Class A2, 0.894% 12/25/33 (j)	21	15
Series 2005-5 Class 2A2, 0.444% 11/25/35 (j)	42	42
Series 2006-1 Class 2A3, 0.419% 4/25/36 (j)	637	623
Series 2006-8 Class 2A1, 0.244% 3/25/37 (j)	2	2
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (j)	441	374
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (j)	913	423
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (j)	116	4
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (j)	913	777
Class MV1, 0.424% 11/25/36 (j)	741	485
Series 2007-CH3 Class M1, 0.494% 3/25/37 (j)	326	17
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (j)	449	386
Series 2006-A Class 2C, 1.4585% 3/27/42 (j)	1,605	324
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	729	735
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (j)	$ 58	$ 41
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	15	15
Class C, 5.691% 10/20/28 (c)	7	7
Class D, 6.01% 10/20/28 (c)	64	65
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (j)	327	19
Series 2007-HE1 Class M1, 0.494% 5/25/37 (j)	496	26
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (j)	82	53
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	13	13
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (j)	299	205
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (j)	1,172	1,009
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (j)	5	5
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (j)	1,706	1,365
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (j)	36	29
Series 2004-NC8 Class M6, 1.444% 9/25/34 (j)	100	44
Series 2005-NC1 Class M1, 0.634% 1/25/35 (j)	253	172
Series 2005-NC2 Class B1, 1.364% 3/25/35 (j)	264	37
Series 2007-HE2 Class M1, 0.444% 1/25/37 (j)	150	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (l)	6,600	759
Series 2006-2 Class AIO, 6% 8/25/11 (l)	4,480	43
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	25,470	828
Series 2006-4:
Class A1, 0.224% 3/25/25 (j)	44	44
Class AIO, 6.35% 2/27/12 (l)	20,073	774
Class D, 1.294% 5/25/32 (j)	1,227	9
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	23,975	1,379
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	17,719	1,207
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (j)	903	584
Series 2005-D Class M2, 0.664% 2/25/36 (j)	429	126
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (a)(c)(j)	449	0
Series 2006-1A Class A, 1.5958% 3/20/11 (a)(c)(j)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (j)	30	30
Series 2007-6 Class 2A1, 0.254% 7/25/37 (j)	69	67
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (j)	$ 337	$ 206
Class M4, 1.644% 9/25/34 (j)	433	136
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (j)	1,296	1,215
Class M3, 0.754% 1/25/36 (j)	302	209
Class M4, 1.024% 1/25/36 (j)	935	493
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (j)	1,149	15
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (j)	407	13
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (j)	18	18
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (j)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (j)	937	747
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (j)	28	0*
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (j)	21	8
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (j)	6	6
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (c)(j)	414	394
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (j)	805	132
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (j)	55	25
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	348	357
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (j)	18	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (c)(j)	1,717	52
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	704	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (c)(j)	5,126	5,120
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $65,930)		68,917
Collateralized Mortgage Obligations - 1.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (j)	$ 896	$ 595
Class C, 5.8361% 4/10/49 (j)	2,392	1,354
Class D, 5.8361% 4/10/49 (j)	1,197	518
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	2,637	2,689
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (j)	872	819
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (j)	913	825
Series 2004-A Class 2A2, 2.8609% 2/25/34 (j)	114	101
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (j)	74	67
Class 2A2, 2.8678% 3/25/34 (j)	540	514
Series 2004-D Class 2A2, 2.8778% 5/25/34 (j)	803	736
Series 2004-G Class 2A7, 3.021% 8/25/34 (j)	753	676
Series 2004-H Class 2A1, 3.1658% 9/25/34 (j)	657	588
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (c)(j)(l)	31,278	2,143
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.754% 1/25/35 (j)	1,333	1,070
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6062% 10/12/41 (c)(j)(l)	2,101	22
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.938% 2/25/37 (j)	802	794
Series 2007-A2 Class 2A1, 3.0641% 7/25/37 (j)	961	959
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (j)	1,095	1,150
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3824% 8/25/34 (j)	666	664
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	477
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (c)(j)	149	149
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (j)	980	914
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	4,182	4,202
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (j)	773	743
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (c)(j)	$ 706	$ 705
Class C2, 0.7455% 10/18/54 (c)(j)	237	235
Class M2, 0.5255% 10/18/54 (c)(j)	405	404
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (c)(j)	1,711	1,689
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.2858% 12/20/54 (j)	2,694	2,317
Class M1, 0.3658% 12/20/54 (j)	710	543
Series 2007-1:
Class 1M1, 0.4958% 12/20/54 (j)	894	684
Class 2M1, 0.6958% 12/20/54 (j)	1,148	878
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (j)	341	263
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (j)	356	306
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (j)	227	151
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,077	2,173
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8553% 8/25/36 (j)	1,303	1,051
Series 2004-A3 Class 4A1, 4.2606% 7/25/34 (j)	781	756
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (j)	912	874
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	492	540
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (j)	596	421
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (j)	61	0
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (j)	1,042	725
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (c)(j)	190	185
Class C, 0.388% 6/15/22 (c)(j)	936	880
Class D, 0.398% 6/15/22 (c)(j)	452	422
Class E, 0.408% 6/15/22 (c)(j)	576	532
Class F, 0.438% 6/15/22 (c)(j)	955	874
Class G, 0.508% 6/15/22 (c)(j)	271	242
Class H, 0.528% 6/15/22 (c)(j)	433	380
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.568% 6/15/22 (c)(j)	$ 505	$ 438
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7498% 8/25/34 (j)	1,081	1,033
Series 2005-A2 Class A7, 2.6245% 2/25/35 (j)	708	665
Series 2006-A6 Class A4, 3.1889% 10/25/33 (j)	725	694
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.484% 7/25/35 (j)	1,381	1,108
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (j)	1,797	121
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (j)	2,458	2,111
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (c)(j)	860	702
Class B6, 3.0539% 7/10/35 (c)(j)	1,139	878
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	464	495
Series 2004-SL3 Class A1, 7% 8/25/16	24	25
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (c)(j)	220	203
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	194	68
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	24	18
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (j)	326	314
Series 2003-20 Class 1A1, 5.5% 7/25/33	235	239
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (j)	2,073	1,475
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7161% 8/25/33 (j)	542	531
Series 2005-AR3 Class A2, 2.5752% 3/25/35 (j)	1,466	1,315
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7613% 11/25/34 (j)	1,658	1,608
Series 2005-AR12 Class 2A6, 2.7836% 7/25/35 (j)	1,835	1,739
Series 2005-AR2 Class 2A2, 2.7435% 3/25/35 (j)	1,239	1,145
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (j)	$ 1,014	$ 929
Series 2006-AR8 Class 3A1, 2.7717% 4/25/36 (j)	10,136	8,655
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,894)		67,508
Commercial Mortgage Securities - 8.2%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0825% 2/14/43 (j)	805	846
Class A3, 7.1325% 2/14/43 (j)	869	929
Class A6, 7.4525% 2/14/43 (j)	1,281	1,353
Class PS1, 1.4533% 2/14/43 (j)(l)	3,973	81
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (j)	1,279	1,365
Series 2006-3 Class A4, 5.889% 7/10/44	6,816	7,519
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,314
Series 2007-4 Class A3, 5.9998% 2/10/51 (j)	1,092	1,168
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	127
Series 2007-3:
Class A3, 5.8018% 6/10/49 (j)	1,828	1,932
Class A4, 5.8018% 6/10/49 (j)	2,283	2,484
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,398	2,594
Series 2004-2:
Class A3, 4.05% 11/10/38	200	203
Class A4, 4.153% 11/10/38	1,389	1,449
Series 2005-1 Class A3, 4.877% 11/10/42	954	954
Series 2001-3 Class H, 6.562% 4/11/37 (c)	612	615
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	343	341
Class K, 6.15% 5/11/35 (c)	509	497
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	3,402	3,575
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.508% 3/15/22 (c)(j)	470	470
Class D, 0.558% 3/15/22 (c)(j)	476	476
Class E, 0.598% 3/15/22 (c)(j)	393	386
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.668% 3/15/22 (c)(j)	$ 489	$ 477
Class G, 0.728% 3/15/22 (c)(j)	317	299
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (c)(j)	704	683
Class D, 0.408% 10/15/19 (c)(j)	860	821
Class E, 0.438% 10/15/19 (c)(j)	797	749
Class F, 0.508% 10/15/19 (c)(j)	1,885	1,767
Class G, 0.528% 10/15/19 (c)(j)	759	668
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (c)(j)	59	43
Series 2004-1:
Class A, 0.554% 4/25/34 (c)(j)	755	660
Class B, 2.094% 4/25/34 (c)(j)	84	45
Class M1, 0.754% 4/25/34 (c)(j)	85	65
Class M2, 1.394% 4/25/34 (c)(j)	78	53
Series 2004-2:
Class A, 0.624% 8/25/34 (c)(j)	617	536
Class M1, 0.774% 8/25/34 (c)(j)	140	101
Series 2004-3:
Class A1, 0.564% 1/25/35 (c)(j)	1,381	1,225
Class A2, 0.614% 1/25/35 (c)(j)	198	175
Class M1, 0.694% 1/25/35 (c)(j)	239	168
Class M2, 1.194% 1/25/35 (c)(j)	120	81
Series 2005-2A:
Class A1, 0.504% 8/25/35 (c)(j)	1,059	873
Class M1, 0.624% 8/25/35 (c)(j)	70	46
Class M2, 0.674% 8/25/35 (c)(j)	92	55
Class M3, 0.694% 8/25/35 (c)(j)	64	36
Class M4, 0.804% 8/25/35 (c)(j)	58	32
Series 2005-3A:
Class A1, 0.514% 11/25/35 (c)(j)	417	347
Class A2, 0.594% 11/25/35 (c)(j)	390	326
Class M1, 0.634% 11/25/35 (c)(j)	105	69
Class M2, 0.684% 11/25/35 (c)(j)	79	47
Class M3, 0.704% 11/25/35 (c)(j)	70	40
Class M4, 0.794% 11/25/35 (c)(j)	88	44
Series 2005-4A:
Class A2, 0.584% 1/25/36 (c)(j)	981	828
Class B1, 1.594% 1/25/36 (c)(j)	106	37
Class M1, 0.644% 1/25/36 (c)(j)	316	205
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.664% 1/25/36 (c)(j)	$ 119	$ 73
Class M3, 0.694% 1/25/36 (c)(j)	174	97
Class M4, 0.804% 1/25/36 (c)(j)	96	49
Class M5, 0.844% 1/25/36 (c)(j)	96	46
Class M6, 0.894% 1/25/36 (c)(j)	102	43
Series 2006-1:
Class A2, 0.554% 4/25/36 (c)(j)	186	154
Class M1, 0.574% 4/25/36 (c)(j)	113	80
Class M2, 0.594% 4/25/36 (c)(j)	119	78
Class M3, 0.614% 4/25/36 (c)(j)	103	64
Class M4, 0.714% 4/25/36 (c)(j)	58	35
Class M5, 0.754% 4/25/36 (c)(j)	56	31
Class M6, 0.834% 4/25/36 (c)(j)	113	54
Series 2006-2A:
Class A1, 0.424% 7/25/36 (c)(j)	2,586	2,058
Class A2, 0.474% 7/25/36 (c)(j)	167	131
Class B1, 1.064% 7/25/36 (c)(j)	106	39
Class B3, 2.894% 7/25/36 (c)(j)	95	29
Class M1, 0.504% 7/25/36 (c)(j)	175	115
Class M2, 0.524% 7/25/36 (c)(j)	124	76
Class M3, 0.544% 7/25/36 (c)(j)	102	62
Class M4, 0.614% 7/25/36 (c)(j)	117	68
Class M5, 0.664% 7/25/36 (c)(j)	85	48
Class M6, 0.734% 7/25/36 (c)(j)	127	53
Series 2006-3A:
Class B1, 0.994% 10/25/36 (c)(j)	114	15
Class B2, 1.544% 10/25/36 (c)(j)	139	14
Class B3, 2.794% 10/25/36 (c)(j)	134	7
Class M4, 0.624% 10/25/36 (c)(j)	126	43
Class M5, 0.674% 10/25/36 (c)(j)	151	45
Class M6, 0.754% 10/25/36 (c)(j)	295	65
Series 2006-4A:
Class A1, 0.424% 12/25/36 (c)(j)	496	402
Class A2, 0.464% 12/25/36 (c)(j)	2,519	1,864
Class B1, 0.894% 12/25/36 (c)(j)	156	25
Class B2, 1.444% 12/25/36 (c)(j)	160	21
Class B3, 2.644% 12/25/36 (c)(j)	168	15
Class M1, 0.484% 12/25/36 (c)(j)	202	91
Class M2, 0.504% 12/25/36 (c)(j)	135	55
Class M3, 0.534% 12/25/36 (c)(j)	137	48
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M4, 0.594% 12/25/36 (c)(j)	$ 164	$ 49
Class M5, 0.634% 12/25/36 (c)(j)	150	37
Class M6, 0.714% 12/25/36 (c)(j)	135	28
Series 2007-1:
Class A2, 0.464% 3/25/37 (c)(j)	544	362
Class B1, 0.864% 3/25/37 (c)(j)	217	32
Class B2, 1.344% 3/25/37 (c)(j)	157	18
Class B3, 3.544% 3/25/37 (c)(j)	274	15
Class M1, 0.464% 3/25/37 (c)(j)	191	78
Class M2, 0.484% 3/25/37 (c)(j)	143	49
Class M3, 0.514% 3/25/37 (c)(j)	189	59
Class M4, 0.564% 3/25/37 (c)(j)	154	40
Class M5, 0.614% 3/25/37 (c)(j)	160	35
Class M6, 0.694% 3/25/37 (c)(j)	223	42
Series 2007-2A:
Class A1, 0.464% 7/25/37 (c)(j)	1,383	1,025
Class A2, 0.514% 7/25/37 (c)(j)	1,295	824
Class B1, 1.794% 7/25/37 (c)(j)	387	37
Class B2, 2.444% 7/25/37 (c)(j)	338	23
Class B3, 3.544% 7/25/37 (c)(j)	379	19
Class M1, 0.564% 7/25/37 (c)(j)	442	153
Class M2, 0.604% 7/25/37 (c)(j)	288	77
Class M3, 0.684% 7/25/37 (c)(j)	291	59
Class M4, 0.844% 7/25/37 (c)(j)	484	81
Class M5, 0.944% 7/25/37 (c)(j)	428	63
Class M6, 1.194% 7/25/37 (c)(j)	543	67
Series 2007-3:
Class A2, 0.484% 7/25/37 (c)(j)	541	361
Class B1, 1.144% 7/25/37 (c)(j)	326	48
Class B2, 1.794% 7/25/37 (c)(j)	839	96
Class B3, 4.194% 7/25/37 (c)(j)	436	28
Class M1, 0.504% 7/25/37 (c)(j)	287	111
Class M2, 0.534% 7/25/37 (c)(j)	306	99
Class M3, 0.564% 7/25/37 (c)(j)	493	134
Class M4, 0.694% 7/25/37 (c)(j)	776	185
Class M5, 0.794% 7/25/37 (c)(j)	393	83
Class M6, 0.994% 7/25/37 (c)(j)	298	54
Series 2007-4A:
Class B1, 2.744% 9/25/37 (c)(j)	238	10
Class B2, 3.644% 9/25/37 (c)(j)	689	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.144% 9/25/37 (c)(j)	$ 229	$ 41
Class M2, 1.244% 9/25/37 (c)(j)	229	32
Class M4, 1.794% 9/25/37 (c)(j)	467	37
Class M5, 1.944% 9/25/37 (c)(j)	467	33
Class M6, 2.144% 9/25/37 (c)(j)	468	28
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(l)	2,911	116
Series 2007-5A Class IO, 3.047% 10/25/37 (c)(j)(l)	7,067	763
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (c)(j)	510	459
Class H, 0.848% 3/15/19 (c)(j)	429	365
Class J, 1.048% 3/15/19 (c)(j)	323	275
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (c)(j)	489	446
Class E, 0.498% 3/15/22 (c)(j)	2,030	1,833
Class F, 0.548% 3/15/22 (c)(j)	1,246	1,101
Class G, 0.598% 3/15/22 (c)(j)	401	342
Class H, 0.748% 3/15/22 (c)(j)	489	407
Class J, 0.898% 3/15/22 (c)(j)	489	374
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	244	247
Series 2004-PWR3 Class A3, 4.487% 2/11/41	430	442
Series 2007-PW16 Class A4, 5.9055% 6/11/40 (j)	641	711
Series 2007-PW17 Class A1, 5.282% 6/11/50	328	336
Series 2007-T26 Class A1, 5.145% 1/12/45	165	168
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (c)(j)(l)	9,682	15
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	4,029
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (c)(j)(l)	15,640	253
Series 2006-T22 Class A4, 5.7046% 4/12/38 (j)	137	152
Series 2007-PW16:
Class B, 5.716% 6/11/40 (c)(j)	176	113
Class C, 5.716% 6/11/40 (c)(j)	146	79
Class D, 5.716% 6/11/40 (c)(j)	146	73
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (c)(j)(l)	119,638	1,352
Series 2007-T28 Class X2, 0.3378% 9/11/42 (c)(j)(l)	58,943	423
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (c)(j)	$ 523	$ 405
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,287	1,374
Class XCL, 2.4992% 5/15/35 (c)(j)(l)	10,783	225
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	3,937	3,933
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (c)(j)	391	388
Class G, 0.5271% 8/15/21 (c)(j)	326	325
Class H, 0.5671% 8/15/21 (c)(j)	261	257
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	1,647	1,531
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	260	260
Class A2, 5.8862% 12/10/49 (j)	1,093	1,125
Class A4, 5.8862% 12/10/49 (j)	3,631	4,028
Series 2007-FL3A Class A2, 0.338% 4/15/22 (c)(j)	3,955	3,749
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	677	682
Class A4, 5.322% 12/11/49	12,679	13,536
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,105
Class C, 5.476% 12/11/49	2,061	721
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (j)	1,095	1,173
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	1,577
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (c)(j)	4,971	4,729
Class C, 0.468% 4/15/17 (c)(j)	881	829
Class D, 0.508% 4/15/17 (c)(j)	601	554
Class E, 0.568% 4/15/17 (c)(j)	192	173
Class F, 0.608% 4/15/17 (c)(j)	109	96
Class G, 0.748% 4/15/17 (c)(j)	109	92
Class H, 0.818% 4/15/17 (c)(j)	109	87
Class J, 1.048% 4/15/17 (c)(j)	104	73
Series 2005-FL11:
Class C, 0.498% 11/15/17 (c)(j)	836	809
Class D, 0.538% 11/15/17 (c)(j)	44	42
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class E, 0.588% 11/15/17 (c)(j)	$ 154	$ 147
Class F, 0.648% 11/15/17 (c)(j)	118	109
Class G, 0.698% 11/15/17 (c)(j)	81	74
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (c)(j)	1,560	1,451
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	11	11
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,121	3,253
Class A4, 5.306% 12/10/46	14,677	15,805
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	1,851	1,853
Class AJFX, 5.478% 2/5/19 (c)	3,272	3,299
Series 2007-C9 Class A4, 6.0084% 12/10/49 (j)	2,423	2,702
Series 2006-C8 Class XP, 0.6858% 12/10/46 (j)(l)	11,356	122
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,651	6,126
Series 2007-C2 Class A3, 5.542% 1/15/49 (j)	2,190	2,334
Series 2007-C3 Class A4, 5.9052% 6/15/39 (j)	658	715
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,232	6,484
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (j)(l)	6,913	112
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,065
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (c)(j)	3,907	3,126
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,095	1,109
Series 2002-CP5 Class A1, 4.106% 12/15/35	40	40
Series 2004-C1:
Class A3, 4.321% 1/15/37	150	151
Class A4, 4.75% 1/15/37	510	540
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (j)(l)	2,781	6
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (c)(j)(l)	5,886	10
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)	5,781	6,106
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (c)(j)	414	377
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1:
Class C:
0.368% 2/15/22 (c)(j)	$ 1,180	$ 1,062
0.468% 2/15/22 (c)(j)	421	362
Class F, 0.518% 2/15/22 (c)(j)	843	708
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (j)(l)	21,431	225
Class B, 5.487% 2/15/40 (c)(j)	1,677	335
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	375	375
Class G, 6.936% 3/15/33 (c)	903	897
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,444	5,855
Series 2001-1 Class X1, 1.2156% 5/15/33 (c)(j)(l)	2,534	15
Series 2007-C1 Class XP, 0.3797% 12/10/49 (j)(l)	21,948	110
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.7915% 12/10/41 (j)(l)	4,597	12
Series 2005-C1 Class X2, 0.7311% 5/10/43 (j)(l)	5,224	31
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (c)(j)	412	380
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,190	2,286
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,448
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (c)(j)(l)	22,962	105
Series 2006-GG7 Class A3, 5.881% 7/10/38 (j)	2,887	3,057
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (c)(j)(l)	30,603	254
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (c)(j)	45	44
Class D, 0.489% 6/6/20 (c)(j)	261	246
Class E, 0.579% 6/6/20 (c)(j)	302	277
Class F, 0.649% 6/6/20 (c)(j)	528	480
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(j)	1,041	1,026
Class D, 2.3636% 3/6/20 (c)(j)	6,868	6,773
Class F, 2.8433% 3/6/20 (c)(j)	107	105
Class G, 3.0177% 3/6/20 (c)(j)	54	53
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class H, 3.5846% 3/6/20 (c)(j)	$ 479	$ 475
Class J, 4.4568% 3/6/20 (c)(j)	686	683
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	339	342
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (c)(j)(l)	24,991	171
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	989	994
Series 2007-GG10 Class A2, 5.778% 8/10/45	504	516
JP Morgan Chase Commercial Mortgage Securities Trust Series 2005-CB13 Class E, 5.5268% 1/12/43 (c)(j)	694	72
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	357	358
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.061% 4/15/45 (j)	2,953	3,299
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.368% 11/15/18 (c)(j)	711	668
Class C, 0.408% 11/15/18 (c)(j)	505	470
Class D, 0.428% 11/15/18 (c)(j)	200	180
Class E, 0.478% 11/15/18 (c)(j)	288	262
Class F, 0.528% 11/15/18 (c)(j)	344	307
Class G, 0.558% 11/15/18 (c)(j)	300	258
Class H, 0.698% 11/15/18 (c)(j)	288	236
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	698	762
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	505	525
Class A3, 5.336% 5/15/47	457	493
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (j)	3,840	4,231
Series 2007-CB20 Class A4, 5.794% 2/12/51	5,462	6,006
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (j)	3,074	3,165
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,481	2,520
Class A3, 5.42% 1/15/49	17,842	19,346
Series 2006-CB17 Class A3, 5.45% 12/12/43	312	321
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (j)	93	69
Class C, 5.9318% 2/12/49 (j)	245	154
Class D, 5.9318% 2/12/49 (j)	257	129
Series 2007-LDP10 Class BS, 5.437% 1/15/49 (j)	209	121
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	$ 90	$ 41
Class ES, 5.7307% 1/15/49 (c)(j)	566	119
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	285	285
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	267	267
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	948	951
Series 2006-C7:
Class A1, 5.279% 11/15/38	15	15
Class A2, 5.3% 11/15/38	1,204	1,215
Class A3, 5.347% 11/15/38	816	889
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	63	64
Class A4, 5.424% 2/15/40	6,667	7,277
Series 2007-C2 Class A3, 5.43% 2/15/40	1,996	2,163
Series 2001-C3 Class B, 6.512% 6/15/36	2,117	2,126
Series 2001-C7 Class D, 6.514% 11/15/33	1,204	1,220
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (j)(l)	4,247	26
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (j)(l)	6,323	95
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (j)(l)	2,356	27
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,368	1,482
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,283
Class XCP, 0.4375% 9/15/45 (j)(l)	102,957	958
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (c)(j)	351	320
Class E, 0.488% 9/15/21 (c)(j)	1,265	1,126
Class F, 0.538% 9/15/21 (c)(j)	723	622
Class G, 0.558% 9/15/21 (c)(j)	1,429	1,172
Class H, 0.598% 9/15/21 (c)(j)	369	291
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,971
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,523	2,545
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (j)	858	875
Series 2005-LC1 Class F, 5.5633% 1/12/44 (c)(j)	953	507
Series 2006-C1 Class A2, 5.8093% 5/12/39 (j)	1,077	1,109
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2007-C1 Class A4, 6.02% 6/12/50 (j)	$ 4,145	$ 4,576
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,573
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (j)	489	479
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (j)	1,165	1,201
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	941	1,000
Series 2007-5:
Class A3, 5.364% 8/12/48	427	440
Class A4, 5.378% 8/12/48	55	59
Class B, 5.479% 8/12/48	3,285	1,520
Series 2007-6:
Class A1, 5.175% 3/12/51	25	25
Class A4, 5.485% 3/12/51 (j)	2,594	2,797
Series 2007-7 Class A4, 5.81% 6/12/50 (j)	3,832	4,150
Series 2007-8 Class A1, 4.622% 8/12/49	130	131
Series 2006-4 Class XP, 0.829% 12/12/49 (j)(l)	23,869	420
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	560
Series 2007-7 Class B, 5.9352% 6/12/50 (j)	1,409	394
Series 2007-8 Class A3, 6.1636% 8/12/49 (j)	944	1,040
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (c)(j)	227	113
Series 2007-XCLA Class A1, 0.398% 7/17/17 (c)(j)	872	802
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (c)(j)	629	586
Class D, 0.388% 10/15/20 (c)(j)	422	380
Class E, 0.448% 10/15/20 (c)(j)	528	469
Class F, 0.498% 10/15/20 (c)(j)	397	346
Class G, 0.538% 10/15/20 (c)(j)	491	391
Class H, 0.628% 10/15/20 (c)(j)	309	222
Class J, 0.778% 10/15/20 (c)(j)	353	186
Class MHRO, 0.888% 10/15/20 (c)(j)	417	358
Class MJPM, 1.198% 10/15/20 (c)(j)	25	23
Class NHRO, 1.088% 10/15/20 (c)(j)	503	412
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (c)(j)(l)	3,689	9
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,626	1,665
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	52	52
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11:
Class A31, 5.439% 2/12/44 (j)	$ 8,687	$ 9,027
Series 2007-IQ13 Class A1, 5.05% 3/15/44	140	141
Series 2007-IQ15 Class A4, 5.8785% 6/11/49 (j)	4,988	5,507
Series 2007-T25 Class A1, 5.391% 11/12/49	97	98
Series 2007-T27 Class A4, 5.7946% 6/11/42 (j)	4,010	4,507
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (c)(j)(l)	8,119	26
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (c)(j)(l)	14,512	97
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (c)(j)(l)	5,430	43
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (j)	691	698
Series 2006-IQ11 Class A4, 5.8976% 10/15/42 (j)	329	365
Series 2006-T23 Class A3, 5.9755% 8/12/41 (j)	559	601
Series 2007-HQ12 Class A4, 5.7773% 4/12/49 (j)	5,793	6,045
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	1,642	1,774
Class AAB, 5.654% 4/15/49	2,402	2,550
Class B, 5.9112% 4/15/49 (j)	269	151
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	89	90
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (c)(j)	809	776
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (c)(j)	1,099	936
Class F, 0.5371% 8/11/18 (c)(j)	1,189	970
Class G, 0.5571% 8/11/18 (c)(j)	1,126	764
Class J, 0.7971% 8/11/18 (c)(j)	314	171
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (c)(j)	105	79
Class AP2, 0.998% 6/15/20 (c)(j)	175	122
Class F, 0.678% 6/15/20 (c)(j)	2,710	2,222
Class LXR1, 0.898% 6/15/20 (c)(j)	169	143
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	1,330	1,338
Series 2006-C27 Class A2, 5.624% 7/15/45	824	827
Series 2006-C28 Class A4, 5.572% 10/15/48	5,427	5,930
Series 2006-C29:
Class A1, 5.11% 11/15/48	69	69
Class A3, 5.313% 11/15/48	2,908	3,130
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A3, 5.246% 12/15/43	$ 940	$ 963
Class A4, 5.305% 12/15/43	322	332
Class A5, 5.342% 12/15/43	1,172	1,242
Series 2007-C31 Class A4, 5.509% 4/15/47	2,475	2,628
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (j)	1,224	1,275
Class A3, 5.9317% 6/15/49 (j)	15,651	16,922
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(j)	652	655
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (c)(j)	1,055	1,058
Class 180B, 5.5782% 10/15/41 (c)(j)	480	480
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,034
Series 2005-C22:
Class B, 5.5358% 12/15/44 (j)	2,428	2,226
Class F, 5.5358% 12/15/44 (c)(j)	1,826	1,074
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	3,285	1,774
Class D, 5.513% 12/15/43 (j)	1,752	738
Class XP, 0.6357% 12/15/43 (c)(j)(l)	14,659	166
Series 2007-C31 Class C, 5.8836% 4/15/47 (j)	4,515	2,403
Series 2007-C31A Class A2, 5.421% 4/15/47	3,482	3,632
Series 2007-C32:
Class D, 5.9317% 6/15/49 (j)	823	393
Class E, 5.9317% 6/15/49 (j)	1,297	464
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (j)	12,495	13,616
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $326,382)		406,370
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,835	1,826
California Gen. Oblig.:
7.5% 4/1/34	6,295	7,332
7.55% 4/1/39	4,599	5,419
Illinois Gen. Oblig.:
5.665% 3/1/18	3,235	3,412
5.877% 3/1/19	2,885	3,029
TOTAL MUNICIPAL SECURITIES (Cost $18,909)		21,018
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United Mexican States 6.05% 1/11/40 (Cost $3,523)	$ 3,476	$ 3,693
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $410)	412	440
Fixed-Income Funds - 17.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	6,821,842	727,072
Fidelity Specialized High Income Central Fund (k)	1,233,173	126,363
TOTAL FIXED-INCOME FUNDS (Cost $806,828)		853,435
Cash Equivalents - 2.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $107,897)	$ 107,897	107,897
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $5,041,916)		5,300,748
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(369,821)
NET ASSETS - 100%		$ 4,930,927
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Rating-Aa3) (Upfront Premium Received/(Paid) ($177,000)) (h)	March 2018	$ 5,500	296
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000) (i)

	Sept. 2037	$ 5,788	$ (5,408)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000) (i)	Sept. 2037	15,728	(14,696)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000) (i)	Sept. 2037	3,523	(3,292)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000) (i)	Sept. 2037	11,765	(10,992)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000) (i)	Sept. 2037	6,417	(5,996)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000) (i)	Sept. 2037	10,506	(9,817)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (h)

	August 2034	$ 561	$ (311)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (h)	Oct. 2034	554	(231)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (h)	April 2032	186	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (h)	Oct. 2034	731	(276)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)

	Sept. 2034	$ 550	$ (415)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	897
TOTAL CREDIT DEFAULT SWAPS		$ 75,313	$ (50,353)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.5176% with JPMorgan Chase, Inc.	Feb. 2041	52,089	(5,803)
		$ 127,402	$ (56,156)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $314,127,000 or 6.4% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $60,694,000.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.

Quarterly Report

Investments (Unaudited) - continued

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$107,897,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 3,241
HSBC Securities (USA), Inc.	19,445
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,119
Mizuho Securities USA, Inc.	58,336
Societe Generale	6,161
Wells Fargo Securities LLC	15,595
$ 107,897
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 19,155
Fidelity Specialized High Income Central Fund	7,081
Total	$ 26,236
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 885,153	$ 17,790	$ 178,562	$ 727,072	6.4%
Fidelity Specialized High Income Central Fund	143,843	6,443	30,782	126,363	28.1%
Total	$ 1,028,996	$ 24,233	$ 209,344	$ 853,435
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,059,529	$ -	$ 1,059,529	$ -
U.S. Government and Government Agency Obligations	1,580,177	-	1,580,177	-
U.S. Government Agency - Mortgage Securities	1,131,764	-	1,131,764	-
Asset-Backed Securities	68,917	-	57,192	11,725
Collateralized Mortgage Obligations	67,508	-	62,300	5,208
Commercial Mortgage Securities	406,370	-	370,962	35,408
Municipal Securities	21,018	-	21,018	-
Foreign Government and Government Agency Obligations	3,693	-	3,693	-
Supranational Obligations	440	-	440	-
Fixed-Income Funds	853,435	853,435	-	-
Cash Equivalents	107,897	-	107,897	-
Total Investments in Securities:	$ 5,300,748	$ 853,435	$ 4,394,972	$ 52,341
Derivative Instruments:
Assets
Swap Agreements	$ 1,193	$ -	$ 1,193	$ -
Liabilities
Swap Agreements	$ (57,349)	$ -	$ (56,003)	$ (1,346)
Total Derivative Instruments:	$ (56,156)	$ -	$ (54,810)	$ (1,346)
Other Financial Instruments:
Forward Commitments	$ (936)	$ -	$ (936)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,258
Total Realized Gain (Loss)	(1,594)
Total Unrealized Gain (Loss)	18,757
Cost of Purchases	5,600
Proceeds of Sales	(19,389)
Amortization/Accretion	(255)
Transfers in to Level 3	7,435
Transfers out of Level 3	(26,471)
Ending Balance	$ 52,341
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 18,640
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,687)
Total Unrealized Gain (Loss)	341
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,346)
Realized gain (loss) on Swap Agreements for the period	$ 55
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2011	$ 341

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and includes the value of securities delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $5,123,306,000. Net unrealized appreciation aggregated $177,442,000, of which $219,537,000 related to appreciated investment securities and $42,095,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $69,813,000 representing 1.4% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond Fund

May 31, 2011

1.804978.107

IGB-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Household Durables - 0.3%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 2,596	$ 2,820
5.875% 1/15/36	3,062	2,963
6.375% 6/15/14	7,614	8,492
		14,275
Media - 1.4%
Comcast Corp.:
5.7% 5/15/18	6,385	7,152
6.55% 7/1/39	4,789	5,294
Discovery Communications LLC:
3.7% 6/1/15	3,783	3,988
6.35% 6/1/40	3,458	3,729
Liberty Media Corp. 8.25% 2/1/30	2,435	2,371
NBC Universal, Inc.:
3.65% 4/30/15 (c)	4,134	4,347
5.15% 4/30/20 (c)	5,465	5,814
6.4% 4/30/40 (c)	5,000	5,433
News America Holdings, Inc. 7.75% 12/1/45	2,832	3,458
Time Warner Cable, Inc.:
5.85% 5/1/17	12,691	14,200
6.75% 7/1/18	5,587	6,495
Time Warner, Inc. 6.2% 3/15/40	5,000	5,210
		67,491
TOTAL CONSUMER DISCRETIONARY		81,766
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	5,189	5,669
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
4.125% 5/15/21	4,994	4,912
6.302% 6/1/37 (j)	1,442	1,428
		6,340
Food Products - 0.3%
Kraft Foods, Inc.:
6.5% 8/11/17	4,718	5,541
6.875% 2/1/38	5,289	6,192
		11,733
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	$ 5,257	$ 6,944
9.7% 11/10/18	5,570	7,439
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,370
7.25% 6/15/37	9,654	10,793
		33,546
TOTAL CONSUMER STAPLES		57,288
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (c)	4,973	5,313
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	6,122	6,417
Weatherford International Ltd. 5.15% 3/15/13	976	1,037
		12,767
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	9,817	11,287
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	6,497	6,754
Marathon Petroleum Corp. 5.125% 3/1/21 (c)	3,437	3,585
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	2,674
Nexen, Inc. 6.4% 5/15/37	8,585	8,878
Petro-Canada 6.05% 5/15/18	1,963	2,253
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,828
5.75% 1/20/20	16,071	17,045
6.875% 1/20/40	3,862	4,190
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,794	2,899
5.5% 9/30/14 (c)	3,906	4,258
6.75% 9/30/19 (c)	2,556	2,933
Western Gas Partners LP 5.375% 6/1/21	4,907	5,074
		77,658
TOTAL ENERGY		90,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 12.4%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
5.95% 1/18/18	$ 4,817	$ 5,218
6% 6/15/20	2,500	2,687
6.15% 4/1/18	4,469	4,900
6.25% 2/1/41	4,212	4,257
6.75% 10/1/37	4,560	4,582
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	2,730	2,755
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,842
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,638
Lazard Group LLC:
6.85% 6/15/17	2,464	2,758
7.125% 5/15/15	7,737	8,719
Morgan Stanley:
4.1% 1/26/15	5,004	5,213
4.75% 4/1/14	1,376	1,451
5.45% 1/9/17	5,100	5,499
6% 5/13/14	5,474	6,009
6.625% 4/1/18	7,981	8,984
7.3% 5/13/19	4,777	5,501
UBS AG Stamford Branch 3.875% 1/15/15	8,300	8,768
		86,781
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	6,133	6,485
BB&T Capital Trust IV 6.82% 6/12/77 (j)	583	596
Credit Suisse (Guernsey) Ltd. 5.86% (d)(j)	6,365	6,190
Credit Suisse New York Branch 6% 2/15/18	8,405	9,251
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (c)(j)	1,517	1,498
Discover Bank:
7% 4/15/20	2,536	2,891
8.7% 11/18/19	5,944	7,416
Export-Import Bank of Korea 5.25% 2/10/14 (c)	3,402	3,660
Fifth Third Bancorp:
3.625% 1/25/16	3,326	3,402
4.5% 6/1/18	2,054	2,050
8.25% 3/1/38	2,385	2,975
Fifth Third Bank 4.75% 2/1/15	949	1,009
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	2,462	2,444
HBOS PLC 6.75% 5/21/18 (c)	3,056	3,084
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,841
JPMorgan Chase Bank 6% 10/1/17	5,986	6,730
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 2,190	$ 2,392
5.8% 7/1/14	4,173	4,596
6.95% 2/1/28	1,344	1,523
KeyCorp. 5.1% 3/24/21	2,442	2,542
Korea Development Bank 5.75% 9/10/13	3,220	3,497
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (j)	572	572
Marshall & Ilsley Bank:
4.85% 6/16/15	2,284	2,468
5% 1/17/17	3,713	4,040
5.25% 9/4/12	1,692	1,761
6.375% 9/1/11	6,820	6,892
Regions Bank:
6.45% 6/26/37	8,147	7,608
7.5% 5/15/18	3,713	4,019
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,119
7.75% 11/10/14	4,705	5,158
SunTrust Banks, Inc. 3.6% 4/15/16	4,164	4,263
Wachovia Corp. 4.875% 2/15/14	4,283	4,611
		118,583
Consumer Finance - 0.2%
Discover Financial Services 10.25% 7/15/19	3,781	5,042
SLM Corp.:
0.5038% 10/25/11 (j)	1,848	1,843
0.5738% 1/27/14 (j)	1,055	1,005
5% 10/1/13	391	407
		8,297
Diversified Financial Services - 2.4%
Bank of America Corp. 5.75% 12/1/17	12,613	13,679
BP Capital Markets PLC:
3.125% 10/1/15	5,742	5,881
3.625% 5/8/14	5,058	5,322
4.742% 3/11/21	4,290	4,439
Capital One Capital V 10.25% 8/15/39	2,114	2,249
Citigroup, Inc.:
5.5% 4/11/13	20,020	21,414
6.125% 5/15/18	17,793	19,849
6.5% 8/19/13	1,317	1,448
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
4.625% 5/10/21	$ 11,000	$ 11,039
4.95% 3/25/20	8,888	9,268
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	6,138	6,428
5.35% 4/15/12 (c)	1,530	1,570
5.5% 1/15/14 (c)	4,505	4,849
TECO Finance, Inc.:
4% 3/15/16	1,439	1,507
5.15% 3/15/20	2,067	2,217
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	3,532	3,691
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	1,161	1,173
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	2,033	2,099
		118,122
Insurance - 1.9%
Aon Corp.:
3.125% 5/27/16	2,379	2,391
3.5% 9/30/15	2,336	2,412
5% 9/30/20	2,730	2,826
6.25% 9/30/40	1,748	1,882
Assurant, Inc. 5.625% 2/15/14	4,022	4,320
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,832
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(j)	10,398	10,918
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	4,901	4,818
6.7% 8/15/16 (c)	7,459	8,272
10.75% 6/15/88 (c)(j)	4,022	5,450
Lincoln National Corp. 7% 5/17/66 (j)	1,136	1,164
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	2,269	3,271
MetLife, Inc. 6.75% 6/1/16	4,485	5,298
Metropolitan Life Global Funding I:
5.125% 4/10/13 (c)	5,619	5,998
5.125% 6/10/14 (c)	3,959	4,335
Monumental Global Funding II 5.65% 7/14/11 (c)	3,801	3,817
Pacific Life Global Funding 5.15% 4/15/13 (c)	4,733	5,033
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,357	5,943
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (c)	$ 4,900	$ 5,147
Unum Group 5.625% 9/15/20	3,183	3,377
		93,504
Real Estate Investment Trusts - 1.1%
AvalonBay Communities, Inc.:
5.5% 1/15/12	770	792
6.125% 11/1/12	1,160	1,242
Camden Property Trust:
5.375% 12/15/13	1,818	1,958
5.875% 11/30/12	687	728
Developers Diversified Realty Corp.:
4.75% 4/15/18	2,631	2,630
5.375% 10/15/12	4,283	4,437
7.5% 4/1/17	2,623	3,047
9.625% 3/15/16	3,987	4,905
Duke Realty LP:
4.625% 5/15/13	317	333
5.875% 8/15/12	571	601
Equity One, Inc.:
6% 9/15/17	3,250	3,480
6.25% 12/15/14	2,985	3,273
6.25% 1/15/17	2,136	2,318
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,842
5.9% 4/1/20	1,389	1,543
6% 7/15/12	1,579	1,661
6.2% 1/15/17	1,215	1,384
HRPT Properties Trust:
5.75% 11/1/15	1,378	1,490
6.65% 1/15/18	3,200	3,611
UDR, Inc. 5.5% 4/1/14	6,383	6,825
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,863
Washington (REIT) 5.95% 6/15/11	5,055	5,062
		56,025
Real Estate Management & Development - 2.4%
AMB Property LP:
5.9% 8/15/13	4,537	4,815
6.3% 6/1/13	4,607	4,967
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP:
3.85% 4/15/16	$ 5,000	$ 5,070
6.125% 4/15/20	1,872	2,025
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,435
5.75% 4/1/12	3,189	3,306
Colonial Properties Trust:
5.5% 10/1/15	5,995	6,246
6.875% 8/15/12	3,309	3,440
Colonial Realty LP 6.05% 9/1/16	4,436	4,638
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,789
Duke Realty LP:
5.4% 8/15/14	5,135	5,575
5.5% 3/1/16	5,038	5,467
5.625% 8/15/11	3,493	3,524
5.95% 2/15/17	1,536	1,699
6.25% 5/15/13	3,807	4,128
6.5% 1/15/18	5,065	5,758
ERP Operating LP:
5.2% 4/1/13	6,349	6,787
5.5% 10/1/12	6,078	6,428
6.625% 3/15/12	1,111	1,160
Liberty Property LP:
5.5% 12/15/16	3,158	3,491
6.375% 8/15/12	2,174	2,291
6.625% 10/1/17	3,709	4,315
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,878
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,331
Regency Centers LP 6.75% 1/15/12	5,856	6,058
Tanger Properties LP:
6.125% 6/1/20	3,058	3,429
6.15% 11/15/15	9,117	10,238
		117,288
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp. 6.5% 8/1/16	5,430	6,143
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,247	4,747
		10,890
TOTAL FINANCIALS		609,490
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,472	$ 4,520
6.25% 6/15/14	1,557	1,760
		6,280
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,177	1,240
6.795% 2/2/20	408	403
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,365	2,271
8.36% 1/20/19	8,048	8,491
		12,405
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,100
TOTAL INDUSTRIALS		15,505
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,194
6.55% 10/1/17	2,421	2,872
		8,066
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	13,026	15,188
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,605
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	4,183	4,478
		6,083
TOTAL MATERIALS		21,271
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 6.8% 5/15/36	5,000	5,630
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 4,203	$ 5,277
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,197
7.6% 9/15/39	3,890	3,979
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,937	5,421
Telecom Italia Capital SA:
4.95% 9/30/14	5,297	5,609
5.25% 10/1/15	2,409	2,553
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,376
Verizon Communications, Inc. 6.1% 4/15/18	6,019	6,938
		38,980
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	8,998	9,860
5.875% 10/1/19	6,291	7,033
6.35% 3/15/40	1,971	2,117
Sprint Nextel Corp. 6% 12/1/16	10,058	10,234
		29,244
TOTAL TELECOMMUNICATION SERVICES		68,224
UTILITIES - 2.0%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,893
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,695	2,726
6.4% 9/15/20 (c)	8,975	9,421
Edison International 3.75% 9/15/17	3,716	3,749
EDP Finance BV 6% 2/2/18 (c)	7,773	7,564
FirstEnergy Corp. 7.375% 11/15/31	5,741	6,675
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,439	2,682
LG&E and KU Energy LLC 2.125% 11/15/15 (c)	4,231	4,123
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,508
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	3,968
		52,309
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,317
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	$ 6,310	$ 7,025
Exelon Generation Co. LLC:
4% 10/1/20	4,789	4,607
5.35% 1/15/14	5,292	5,753
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,850
6.5% 5/1/18	5,351	6,099
		26,334
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	1,637	1,621
7.5% 6/30/66 (j)	3,654	3,873
NiSource Finance Corp.:
5.4% 7/15/14	1,393	1,537
5.45% 9/15/20	1,461	1,565
6.25% 12/15/40	1,327	1,411
6.4% 3/15/18	4,529	5,196
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	4,051
		19,254
TOTAL UTILITIES		101,214
TOTAL NONCONVERTIBLE BONDS (Cost $981,575)		1,059,529
U.S. Government and Government Agency Obligations - 32.0%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	15,563	17,002
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/41	59,266	63,814
2.125% 2/15/40	36,979	39,892
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		103,706
U.S. Treasury Obligations - 29.6%
U.S. Treasury Bonds 4.75% 2/15/41	151,378	165,286
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1.5% 12/31/13	$ 400,000	$ 408,774
1.75% 5/31/16	249,727	250,469
2.375% 9/30/14 (g)	83,800	87,774
2.625% 7/31/14 (g)	103,287	109,000
3.625% 2/15/20	122,561	130,499
3.625% 2/15/21	292,581	307,667
TOTAL U.S. TREASURY OBLIGATIONS		1,459,469
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,554,751)		1,580,177
U.S. Government Agency - Mortgage Securities - 23.0%

Fannie Mae - 15.5%
2.575% 2/1/35 (j)	2,861	3,002
2.589% 6/1/36 (j)	155	161
3.5% 11/1/25 to 3/1/41	37,905	37,011
3.533% 7/1/37 (j)	443	465
4% 2/1/35 to 4/1/41	45,686	46,072
4% 6/1/41 (e)(f)	15,000	15,104
4.5% 6/1/24 to 5/1/41 (f)	241,531	251,296
4.5% 6/1/26 (e)	5,000	5,301
5% 4/1/18 to 9/1/40	114,866	122,845
5% 6/1/41 (e)(f)	25,000	26,612
5% 6/1/41 (e)(f)	11,000	11,709
5% 6/1/41 (e)(f)	20,000	21,289
5% 6/1/41 (e)	15,000	15,967
5% 6/1/41 (e)(f)	17,000	18,096
5.5% 12/1/30 to 8/1/37	18,188	19,792
5.5% 6/1/41 (e)(f)	11,600	12,576
5.5% 6/1/41 (e)	12,000	13,009
6% 7/1/21 to 9/1/39	105,995	116,823
6% 6/1/41 (e)(f)	12,100	13,312
6% 6/1/41 (e)(f)	14,000	15,402
6.5% 2/1/36	213	240
TOTAL FANNIE MAE		766,084
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 4.3%
3.281% 10/1/35 (j)	$ 223	$ 237
4% 6/1/41 (e)	5,000	5,029
4.5% 7/1/25 to 4/1/41	10,751	11,207
4.5% 6/1/41 (e)	40,700	42,231
5% 9/1/35 to 4/1/41	32,891	35,057
5% 6/1/41 (e)	13,000	13,824
5% 6/1/41 (e)	7,000	7,444
5.5% 12/1/27 to 2/1/40	73,400	79,520
5.5% 6/1/41 (e)	10,600	11,479
6% 7/1/37 to 8/1/37	4,458	4,913
TOTAL FREDDIE MAC		210,941
Ginnie Mae - 3.2%
4% 1/15/25 to 10/20/25	29,588	31,248
4.5% 3/15/41	8,970	9,506
4.5% 6/1/41 (e)(f)	38,000	40,179
4.5% 6/1/41 (e)	29,000	30,663
5% 6/1/41 (e)	12,000	12,995
5% 6/1/41 (e)	6,000	6,497
5% 6/1/41 (e)	11,000	11,912
5.5% 12/20/28 to 12/15/38	10,630	11,739
TOTAL GINNIE MAE		154,739
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,115,817)		1,131,764
Asset-Backed Securities - 1.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (j)	1,004	703
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (j)	21	20
Class M2, 1.844% 3/25/34 (j)	219	176
Series 2005-HE2 Class M2, 0.644% 4/25/35 (j)	98	94
Series 2006-OP1 Class M4, 0.564% 4/25/36 (j)	91	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14	376	4
Series 2007-D1 Class D, 1.5958% 1/22/13 (c)(j)	6,136	92
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Airspeed Ltd. Series 2007-1A Class C1, 2.698% 6/15/32 (c)(j)	$ 6,122	$ 2,816
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	4,884	5,032
Series 2011-3 Class A2, 1.87% 5/15/16	3,550	3,558
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	648	661
Class E, 6.96% 3/8/16 (c)	2,566	2,623
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (j)	57	46
Series 2004-R2 Class M3, 0.744% 4/25/34 (j)	85	24
Series 2005-R2 Class M1, 0.644% 4/25/35 (j)	1,307	1,128
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (j)	30	23
Series 2004-W7 Class M1, 0.744% 5/25/34 (j)	808	614
Series 2006-W4 Class A2C, 0.354% 5/25/36 (j)	872	267
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.019% 4/25/34 (j)	1,690	1,354
Series 2006-HE2 Class M1, 0.564% 3/25/36 (j)	120	2
Axon Financial Funding Ltd. 0.873% 4/4/17 (a)(c)(j)	5,160	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	4,230	4,364
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (j)	1,019	922
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (j)	40	40
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12	474	478
Series 2007-1 Class C, 5.38% 11/15/12	264	271
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (c)(j)	344	275
Class B, 0.9458% 7/20/39 (c)(j)	355	145
Class C, 1.2958% 7/20/39 (c)(j)	456	23
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	535	539
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (j)	722	30
Series 2006-NC4 Class M1, 0.494% 10/25/36 (j)	127	9
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (j)	1,140	400
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (j)	484	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (j)	$ 24	$ 23
Series 2007-4 Class A1A, 0.3326% 9/25/37 (j)	200	192
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4995% 3/25/32 (MGIC Investment Corp. Insured) (j)	61	24
Series 2004-3 Class M4, 1.164% 4/25/34 (j)	101	49
Series 2004-4 Class M2, 0.989% 6/25/34 (j)	372	209
Series 2005-3 Class MV1, 0.614% 8/25/35 (j)	450	433
Series 2005-AB1 Class A2, 0.404% 8/25/35 (j)	46	45
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (c)	191	192
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (j)	25	17
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (j)	231	134
Series 2006-3 Class 2A3, 0.354% 11/25/36 (j)	3,565	1,437
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.019% 3/25/34 (j)	14	5
Ford Credit Auto Owner Trust:
Series 2006-C:
Class B, 5.3% 6/15/12	383	386
Class D, 6.89% 5/15/13 (c)	1,938	1,959
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,100	1,133
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.748% 6/15/13 (j)	488	488
Series 2010-5 Class A1, 1.5% 9/15/15	5,563	5,591
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	17	17
Series 2007-1:
Class A4, 5.03% 2/16/15	64	64
Class C, 5.43% 2/16/15	279	279
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.684% 1/25/35 (j)	600	294
Class M4, 0.874% 1/25/35 (j)	231	73
Series 2006-D Class M1, 0.424% 11/25/36 (j)	133	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (c)(j)	2,174	1,283
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,282	1,021
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (c)(j)	$ 152	$ 142
Series 2006-2A:
Class A, 0.378% 11/15/34 (c)(j)	1,154	958
Class B, 0.478% 11/15/34 (c)(j)	418	272
Class C, 0.578% 11/15/34 (c)(j)	692	346
Class D, 0.948% 11/15/34 (c)(j)	330	83
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (j)	421	408
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14	15	16
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(j)	274	76
Class M1, 0.844% 6/25/34 (j)	1,630	1,099
Series 2007-HE1 Class M1, 0.444% 3/25/47 (j)	660	39
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (c)(j)	519	270
Class C, 0.744% 9/25/46 (c)(j)	1,211	242
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (j)	192	137
Series 2003-3 Class M1, 1.484% 8/25/33 (j)	473	387
Series 2003-5 Class A2, 0.894% 12/25/33 (j)	21	15
Series 2005-5 Class 2A2, 0.444% 11/25/35 (j)	42	42
Series 2006-1 Class 2A3, 0.419% 4/25/36 (j)	637	623
Series 2006-8 Class 2A1, 0.244% 3/25/37 (j)	2	2
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (j)	441	374
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (j)	913	423
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (j)	116	4
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (j)	913	777
Class MV1, 0.424% 11/25/36 (j)	741	485
Series 2007-CH3 Class M1, 0.494% 3/25/37 (j)	326	17
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (j)	449	386
Series 2006-A Class 2C, 1.4585% 3/27/42 (j)	1,605	324
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	729	735
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (j)	$ 58	$ 41
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	15	15
Class C, 5.691% 10/20/28 (c)	7	7
Class D, 6.01% 10/20/28 (c)	64	65
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (j)	327	19
Series 2007-HE1 Class M1, 0.494% 5/25/37 (j)	496	26
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (j)	82	53
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	13	13
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (j)	299	205
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (j)	1,172	1,009
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (j)	5	5
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (j)	1,706	1,365
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (j)	36	29
Series 2004-NC8 Class M6, 1.444% 9/25/34 (j)	100	44
Series 2005-NC1 Class M1, 0.634% 1/25/35 (j)	253	172
Series 2005-NC2 Class B1, 1.364% 3/25/35 (j)	264	37
Series 2007-HE2 Class M1, 0.444% 1/25/37 (j)	150	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (l)	6,600	759
Series 2006-2 Class AIO, 6% 8/25/11 (l)	4,480	43
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	25,470	828
Series 2006-4:
Class A1, 0.224% 3/25/25 (j)	44	44
Class AIO, 6.35% 2/27/12 (l)	20,073	774
Class D, 1.294% 5/25/32 (j)	1,227	9
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	23,975	1,379
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	17,719	1,207
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (j)	903	584
Series 2005-D Class M2, 0.664% 2/25/36 (j)	429	126
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (a)(c)(j)	449	0
Series 2006-1A Class A, 1.5958% 3/20/11 (a)(c)(j)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (j)	30	30
Series 2007-6 Class 2A1, 0.254% 7/25/37 (j)	69	67
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (j)	$ 337	$ 206
Class M4, 1.644% 9/25/34 (j)	433	136
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (j)	1,296	1,215
Class M3, 0.754% 1/25/36 (j)	302	209
Class M4, 1.024% 1/25/36 (j)	935	493
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (j)	1,149	15
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (j)	407	13
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (j)	18	18
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (j)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (j)	937	747
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (j)	28	0*
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (j)	21	8
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (j)	6	6
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (c)(j)	414	394
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (j)	805	132
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (j)	55	25
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	348	357
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (j)	18	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (c)(j)	1,717	52
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	704	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (c)(j)	5,126	5,120
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $65,930)		68,917
Collateralized Mortgage Obligations - 1.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (j)	$ 896	$ 595
Class C, 5.8361% 4/10/49 (j)	2,392	1,354
Class D, 5.8361% 4/10/49 (j)	1,197	518
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	2,637	2,689
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (j)	872	819
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (j)	913	825
Series 2004-A Class 2A2, 2.8609% 2/25/34 (j)	114	101
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (j)	74	67
Class 2A2, 2.8678% 3/25/34 (j)	540	514
Series 2004-D Class 2A2, 2.8778% 5/25/34 (j)	803	736
Series 2004-G Class 2A7, 3.021% 8/25/34 (j)	753	676
Series 2004-H Class 2A1, 3.1658% 9/25/34 (j)	657	588
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (c)(j)(l)	31,278	2,143
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.754% 1/25/35 (j)	1,333	1,070
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6062% 10/12/41 (c)(j)(l)	2,101	22
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.938% 2/25/37 (j)	802	794
Series 2007-A2 Class 2A1, 3.0641% 7/25/37 (j)	961	959
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (j)	1,095	1,150
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3824% 8/25/34 (j)	666	664
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	477
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (c)(j)	149	149
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (j)	980	914
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	4,182	4,202
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (j)	773	743
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (c)(j)	$ 706	$ 705
Class C2, 0.7455% 10/18/54 (c)(j)	237	235
Class M2, 0.5255% 10/18/54 (c)(j)	405	404
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (c)(j)	1,711	1,689
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.2858% 12/20/54 (j)	2,694	2,317
Class M1, 0.3658% 12/20/54 (j)	710	543
Series 2007-1:
Class 1M1, 0.4958% 12/20/54 (j)	894	684
Class 2M1, 0.6958% 12/20/54 (j)	1,148	878
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (j)	341	263
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (j)	356	306
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (j)	227	151
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,077	2,173
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8553% 8/25/36 (j)	1,303	1,051
Series 2004-A3 Class 4A1, 4.2606% 7/25/34 (j)	781	756
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (j)	912	874
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	492	540
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (j)	596	421
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (j)	61	0
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (j)	1,042	725
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (c)(j)	190	185
Class C, 0.388% 6/15/22 (c)(j)	936	880
Class D, 0.398% 6/15/22 (c)(j)	452	422
Class E, 0.408% 6/15/22 (c)(j)	576	532
Class F, 0.438% 6/15/22 (c)(j)	955	874
Class G, 0.508% 6/15/22 (c)(j)	271	242
Class H, 0.528% 6/15/22 (c)(j)	433	380
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.568% 6/15/22 (c)(j)	$ 505	$ 438
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7498% 8/25/34 (j)	1,081	1,033
Series 2005-A2 Class A7, 2.6245% 2/25/35 (j)	708	665
Series 2006-A6 Class A4, 3.1889% 10/25/33 (j)	725	694
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.484% 7/25/35 (j)	1,381	1,108
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (j)	1,797	121
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (j)	2,458	2,111
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (c)(j)	860	702
Class B6, 3.0539% 7/10/35 (c)(j)	1,139	878
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	464	495
Series 2004-SL3 Class A1, 7% 8/25/16	24	25
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (c)(j)	220	203
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	194	68
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	24	18
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (j)	326	314
Series 2003-20 Class 1A1, 5.5% 7/25/33	235	239
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (j)	2,073	1,475
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7161% 8/25/33 (j)	542	531
Series 2005-AR3 Class A2, 2.5752% 3/25/35 (j)	1,466	1,315
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7613% 11/25/34 (j)	1,658	1,608
Series 2005-AR12 Class 2A6, 2.7836% 7/25/35 (j)	1,835	1,739
Series 2005-AR2 Class 2A2, 2.7435% 3/25/35 (j)	1,239	1,145
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (j)	$ 1,014	$ 929
Series 2006-AR8 Class 3A1, 2.7717% 4/25/36 (j)	10,136	8,655
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,894)		67,508
Commercial Mortgage Securities - 8.2%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0825% 2/14/43 (j)	805	846
Class A3, 7.1325% 2/14/43 (j)	869	929
Class A6, 7.4525% 2/14/43 (j)	1,281	1,353
Class PS1, 1.4533% 2/14/43 (j)(l)	3,973	81
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (j)	1,279	1,365
Series 2006-3 Class A4, 5.889% 7/10/44	6,816	7,519
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,314
Series 2007-4 Class A3, 5.9998% 2/10/51 (j)	1,092	1,168
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	127
Series 2007-3:
Class A3, 5.8018% 6/10/49 (j)	1,828	1,932
Class A4, 5.8018% 6/10/49 (j)	2,283	2,484
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,398	2,594
Series 2004-2:
Class A3, 4.05% 11/10/38	200	203
Class A4, 4.153% 11/10/38	1,389	1,449
Series 2005-1 Class A3, 4.877% 11/10/42	954	954
Series 2001-3 Class H, 6.562% 4/11/37 (c)	612	615
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	343	341
Class K, 6.15% 5/11/35 (c)	509	497
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	3,402	3,575
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.508% 3/15/22 (c)(j)	470	470
Class D, 0.558% 3/15/22 (c)(j)	476	476
Class E, 0.598% 3/15/22 (c)(j)	393	386
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.668% 3/15/22 (c)(j)	$ 489	$ 477
Class G, 0.728% 3/15/22 (c)(j)	317	299
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (c)(j)	704	683
Class D, 0.408% 10/15/19 (c)(j)	860	821
Class E, 0.438% 10/15/19 (c)(j)	797	749
Class F, 0.508% 10/15/19 (c)(j)	1,885	1,767
Class G, 0.528% 10/15/19 (c)(j)	759	668
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (c)(j)	59	43
Series 2004-1:
Class A, 0.554% 4/25/34 (c)(j)	755	660
Class B, 2.094% 4/25/34 (c)(j)	84	45
Class M1, 0.754% 4/25/34 (c)(j)	85	65
Class M2, 1.394% 4/25/34 (c)(j)	78	53
Series 2004-2:
Class A, 0.624% 8/25/34 (c)(j)	617	536
Class M1, 0.774% 8/25/34 (c)(j)	140	101
Series 2004-3:
Class A1, 0.564% 1/25/35 (c)(j)	1,381	1,225
Class A2, 0.614% 1/25/35 (c)(j)	198	175
Class M1, 0.694% 1/25/35 (c)(j)	239	168
Class M2, 1.194% 1/25/35 (c)(j)	120	81
Series 2005-2A:
Class A1, 0.504% 8/25/35 (c)(j)	1,059	873
Class M1, 0.624% 8/25/35 (c)(j)	70	46
Class M2, 0.674% 8/25/35 (c)(j)	92	55
Class M3, 0.694% 8/25/35 (c)(j)	64	36
Class M4, 0.804% 8/25/35 (c)(j)	58	32
Series 2005-3A:
Class A1, 0.514% 11/25/35 (c)(j)	417	347
Class A2, 0.594% 11/25/35 (c)(j)	390	326
Class M1, 0.634% 11/25/35 (c)(j)	105	69
Class M2, 0.684% 11/25/35 (c)(j)	79	47
Class M3, 0.704% 11/25/35 (c)(j)	70	40
Class M4, 0.794% 11/25/35 (c)(j)	88	44
Series 2005-4A:
Class A2, 0.584% 1/25/36 (c)(j)	981	828
Class B1, 1.594% 1/25/36 (c)(j)	106	37
Class M1, 0.644% 1/25/36 (c)(j)	316	205
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.664% 1/25/36 (c)(j)	$ 119	$ 73
Class M3, 0.694% 1/25/36 (c)(j)	174	97
Class M4, 0.804% 1/25/36 (c)(j)	96	49
Class M5, 0.844% 1/25/36 (c)(j)	96	46
Class M6, 0.894% 1/25/36 (c)(j)	102	43
Series 2006-1:
Class A2, 0.554% 4/25/36 (c)(j)	186	154
Class M1, 0.574% 4/25/36 (c)(j)	113	80
Class M2, 0.594% 4/25/36 (c)(j)	119	78
Class M3, 0.614% 4/25/36 (c)(j)	103	64
Class M4, 0.714% 4/25/36 (c)(j)	58	35
Class M5, 0.754% 4/25/36 (c)(j)	56	31
Class M6, 0.834% 4/25/36 (c)(j)	113	54
Series 2006-2A:
Class A1, 0.424% 7/25/36 (c)(j)	2,586	2,058
Class A2, 0.474% 7/25/36 (c)(j)	167	131
Class B1, 1.064% 7/25/36 (c)(j)	106	39
Class B3, 2.894% 7/25/36 (c)(j)	95	29
Class M1, 0.504% 7/25/36 (c)(j)	175	115
Class M2, 0.524% 7/25/36 (c)(j)	124	76
Class M3, 0.544% 7/25/36 (c)(j)	102	62
Class M4, 0.614% 7/25/36 (c)(j)	117	68
Class M5, 0.664% 7/25/36 (c)(j)	85	48
Class M6, 0.734% 7/25/36 (c)(j)	127	53
Series 2006-3A:
Class B1, 0.994% 10/25/36 (c)(j)	114	15
Class B2, 1.544% 10/25/36 (c)(j)	139	14
Class B3, 2.794% 10/25/36 (c)(j)	134	7
Class M4, 0.624% 10/25/36 (c)(j)	126	43
Class M5, 0.674% 10/25/36 (c)(j)	151	45
Class M6, 0.754% 10/25/36 (c)(j)	295	65
Series 2006-4A:
Class A1, 0.424% 12/25/36 (c)(j)	496	402
Class A2, 0.464% 12/25/36 (c)(j)	2,519	1,864
Class B1, 0.894% 12/25/36 (c)(j)	156	25
Class B2, 1.444% 12/25/36 (c)(j)	160	21
Class B3, 2.644% 12/25/36 (c)(j)	168	15
Class M1, 0.484% 12/25/36 (c)(j)	202	91
Class M2, 0.504% 12/25/36 (c)(j)	135	55
Class M3, 0.534% 12/25/36 (c)(j)	137	48
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M4, 0.594% 12/25/36 (c)(j)	$ 164	$ 49
Class M5, 0.634% 12/25/36 (c)(j)	150	37
Class M6, 0.714% 12/25/36 (c)(j)	135	28
Series 2007-1:
Class A2, 0.464% 3/25/37 (c)(j)	544	362
Class B1, 0.864% 3/25/37 (c)(j)	217	32
Class B2, 1.344% 3/25/37 (c)(j)	157	18
Class B3, 3.544% 3/25/37 (c)(j)	274	15
Class M1, 0.464% 3/25/37 (c)(j)	191	78
Class M2, 0.484% 3/25/37 (c)(j)	143	49
Class M3, 0.514% 3/25/37 (c)(j)	189	59
Class M4, 0.564% 3/25/37 (c)(j)	154	40
Class M5, 0.614% 3/25/37 (c)(j)	160	35
Class M6, 0.694% 3/25/37 (c)(j)	223	42
Series 2007-2A:
Class A1, 0.464% 7/25/37 (c)(j)	1,383	1,025
Class A2, 0.514% 7/25/37 (c)(j)	1,295	824
Class B1, 1.794% 7/25/37 (c)(j)	387	37
Class B2, 2.444% 7/25/37 (c)(j)	338	23
Class B3, 3.544% 7/25/37 (c)(j)	379	19
Class M1, 0.564% 7/25/37 (c)(j)	442	153
Class M2, 0.604% 7/25/37 (c)(j)	288	77
Class M3, 0.684% 7/25/37 (c)(j)	291	59
Class M4, 0.844% 7/25/37 (c)(j)	484	81
Class M5, 0.944% 7/25/37 (c)(j)	428	63
Class M6, 1.194% 7/25/37 (c)(j)	543	67
Series 2007-3:
Class A2, 0.484% 7/25/37 (c)(j)	541	361
Class B1, 1.144% 7/25/37 (c)(j)	326	48
Class B2, 1.794% 7/25/37 (c)(j)	839	96
Class B3, 4.194% 7/25/37 (c)(j)	436	28
Class M1, 0.504% 7/25/37 (c)(j)	287	111
Class M2, 0.534% 7/25/37 (c)(j)	306	99
Class M3, 0.564% 7/25/37 (c)(j)	493	134
Class M4, 0.694% 7/25/37 (c)(j)	776	185
Class M5, 0.794% 7/25/37 (c)(j)	393	83
Class M6, 0.994% 7/25/37 (c)(j)	298	54
Series 2007-4A:
Class B1, 2.744% 9/25/37 (c)(j)	238	10
Class B2, 3.644% 9/25/37 (c)(j)	689	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.144% 9/25/37 (c)(j)	$ 229	$ 41
Class M2, 1.244% 9/25/37 (c)(j)	229	32
Class M4, 1.794% 9/25/37 (c)(j)	467	37
Class M5, 1.944% 9/25/37 (c)(j)	467	33
Class M6, 2.144% 9/25/37 (c)(j)	468	28
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(l)	2,911	116
Series 2007-5A Class IO, 3.047% 10/25/37 (c)(j)(l)	7,067	763
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (c)(j)	510	459
Class H, 0.848% 3/15/19 (c)(j)	429	365
Class J, 1.048% 3/15/19 (c)(j)	323	275
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (c)(j)	489	446
Class E, 0.498% 3/15/22 (c)(j)	2,030	1,833
Class F, 0.548% 3/15/22 (c)(j)	1,246	1,101
Class G, 0.598% 3/15/22 (c)(j)	401	342
Class H, 0.748% 3/15/22 (c)(j)	489	407
Class J, 0.898% 3/15/22 (c)(j)	489	374
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	244	247
Series 2004-PWR3 Class A3, 4.487% 2/11/41	430	442
Series 2007-PW16 Class A4, 5.9055% 6/11/40 (j)	641	711
Series 2007-PW17 Class A1, 5.282% 6/11/50	328	336
Series 2007-T26 Class A1, 5.145% 1/12/45	165	168
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (c)(j)(l)	9,682	15
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	4,029
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (c)(j)(l)	15,640	253
Series 2006-T22 Class A4, 5.7046% 4/12/38 (j)	137	152
Series 2007-PW16:
Class B, 5.716% 6/11/40 (c)(j)	176	113
Class C, 5.716% 6/11/40 (c)(j)	146	79
Class D, 5.716% 6/11/40 (c)(j)	146	73
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (c)(j)(l)	119,638	1,352
Series 2007-T28 Class X2, 0.3378% 9/11/42 (c)(j)(l)	58,943	423
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (c)(j)	$ 523	$ 405
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,287	1,374
Class XCL, 2.4992% 5/15/35 (c)(j)(l)	10,783	225
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	3,937	3,933
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (c)(j)	391	388
Class G, 0.5271% 8/15/21 (c)(j)	326	325
Class H, 0.5671% 8/15/21 (c)(j)	261	257
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	1,647	1,531
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	260	260
Class A2, 5.8862% 12/10/49 (j)	1,093	1,125
Class A4, 5.8862% 12/10/49 (j)	3,631	4,028
Series 2007-FL3A Class A2, 0.338% 4/15/22 (c)(j)	3,955	3,749
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	677	682
Class A4, 5.322% 12/11/49	12,679	13,536
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,105
Class C, 5.476% 12/11/49	2,061	721
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (j)	1,095	1,173
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	1,577
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (c)(j)	4,971	4,729
Class C, 0.468% 4/15/17 (c)(j)	881	829
Class D, 0.508% 4/15/17 (c)(j)	601	554
Class E, 0.568% 4/15/17 (c)(j)	192	173
Class F, 0.608% 4/15/17 (c)(j)	109	96
Class G, 0.748% 4/15/17 (c)(j)	109	92
Class H, 0.818% 4/15/17 (c)(j)	109	87
Class J, 1.048% 4/15/17 (c)(j)	104	73
Series 2005-FL11:
Class C, 0.498% 11/15/17 (c)(j)	836	809
Class D, 0.538% 11/15/17 (c)(j)	44	42
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class E, 0.588% 11/15/17 (c)(j)	$ 154	$ 147
Class F, 0.648% 11/15/17 (c)(j)	118	109
Class G, 0.698% 11/15/17 (c)(j)	81	74
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (c)(j)	1,560	1,451
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	11	11
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,121	3,253
Class A4, 5.306% 12/10/46	14,677	15,805
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	1,851	1,853
Class AJFX, 5.478% 2/5/19 (c)	3,272	3,299
Series 2007-C9 Class A4, 6.0084% 12/10/49 (j)	2,423	2,702
Series 2006-C8 Class XP, 0.6858% 12/10/46 (j)(l)	11,356	122
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,651	6,126
Series 2007-C2 Class A3, 5.542% 1/15/49 (j)	2,190	2,334
Series 2007-C3 Class A4, 5.9052% 6/15/39 (j)	658	715
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,232	6,484
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (j)(l)	6,913	112
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,065
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (c)(j)	3,907	3,126
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,095	1,109
Series 2002-CP5 Class A1, 4.106% 12/15/35	40	40
Series 2004-C1:
Class A3, 4.321% 1/15/37	150	151
Class A4, 4.75% 1/15/37	510	540
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (j)(l)	2,781	6
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (c)(j)(l)	5,886	10
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)	5,781	6,106
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (c)(j)	414	377
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1:
Class C:
0.368% 2/15/22 (c)(j)	$ 1,180	$ 1,062
0.468% 2/15/22 (c)(j)	421	362
Class F, 0.518% 2/15/22 (c)(j)	843	708
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (j)(l)	21,431	225
Class B, 5.487% 2/15/40 (c)(j)	1,677	335
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	375	375
Class G, 6.936% 3/15/33 (c)	903	897
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,444	5,855
Series 2001-1 Class X1, 1.2156% 5/15/33 (c)(j)(l)	2,534	15
Series 2007-C1 Class XP, 0.3797% 12/10/49 (j)(l)	21,948	110
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.7915% 12/10/41 (j)(l)	4,597	12
Series 2005-C1 Class X2, 0.7311% 5/10/43 (j)(l)	5,224	31
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (c)(j)	412	380
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,190	2,286
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,448
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (c)(j)(l)	22,962	105
Series 2006-GG7 Class A3, 5.881% 7/10/38 (j)	2,887	3,057
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (c)(j)(l)	30,603	254
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (c)(j)	45	44
Class D, 0.489% 6/6/20 (c)(j)	261	246
Class E, 0.579% 6/6/20 (c)(j)	302	277
Class F, 0.649% 6/6/20 (c)(j)	528	480
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(j)	1,041	1,026
Class D, 2.3636% 3/6/20 (c)(j)	6,868	6,773
Class F, 2.8433% 3/6/20 (c)(j)	107	105
Class G, 3.0177% 3/6/20 (c)(j)	54	53
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class H, 3.5846% 3/6/20 (c)(j)	$ 479	$ 475
Class J, 4.4568% 3/6/20 (c)(j)	686	683
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	339	342
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (c)(j)(l)	24,991	171
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	989	994
Series 2007-GG10 Class A2, 5.778% 8/10/45	504	516
JP Morgan Chase Commercial Mortgage Securities Trust Series 2005-CB13 Class E, 5.5268% 1/12/43 (c)(j)	694	72
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	357	358
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.061% 4/15/45 (j)	2,953	3,299
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.368% 11/15/18 (c)(j)	711	668
Class C, 0.408% 11/15/18 (c)(j)	505	470
Class D, 0.428% 11/15/18 (c)(j)	200	180
Class E, 0.478% 11/15/18 (c)(j)	288	262
Class F, 0.528% 11/15/18 (c)(j)	344	307
Class G, 0.558% 11/15/18 (c)(j)	300	258
Class H, 0.698% 11/15/18 (c)(j)	288	236
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	698	762
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	505	525
Class A3, 5.336% 5/15/47	457	493
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (j)	3,840	4,231
Series 2007-CB20 Class A4, 5.794% 2/12/51	5,462	6,006
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (j)	3,074	3,165
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,481	2,520
Class A3, 5.42% 1/15/49	17,842	19,346
Series 2006-CB17 Class A3, 5.45% 12/12/43	312	321
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (j)	93	69
Class C, 5.9318% 2/12/49 (j)	245	154
Class D, 5.9318% 2/12/49 (j)	257	129
Series 2007-LDP10 Class BS, 5.437% 1/15/49 (j)	209	121
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	$ 90	$ 41
Class ES, 5.7307% 1/15/49 (c)(j)	566	119
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	285	285
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	267	267
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	948	951
Series 2006-C7:
Class A1, 5.279% 11/15/38	15	15
Class A2, 5.3% 11/15/38	1,204	1,215
Class A3, 5.347% 11/15/38	816	889
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	63	64
Class A4, 5.424% 2/15/40	6,667	7,277
Series 2007-C2 Class A3, 5.43% 2/15/40	1,996	2,163
Series 2001-C3 Class B, 6.512% 6/15/36	2,117	2,126
Series 2001-C7 Class D, 6.514% 11/15/33	1,204	1,220
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (j)(l)	4,247	26
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (j)(l)	6,323	95
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (j)(l)	2,356	27
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,368	1,482
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,283
Class XCP, 0.4375% 9/15/45 (j)(l)	102,957	958
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (c)(j)	351	320
Class E, 0.488% 9/15/21 (c)(j)	1,265	1,126
Class F, 0.538% 9/15/21 (c)(j)	723	622
Class G, 0.558% 9/15/21 (c)(j)	1,429	1,172
Class H, 0.598% 9/15/21 (c)(j)	369	291
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,971
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,523	2,545
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (j)	858	875
Series 2005-LC1 Class F, 5.5633% 1/12/44 (c)(j)	953	507
Series 2006-C1 Class A2, 5.8093% 5/12/39 (j)	1,077	1,109
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2007-C1 Class A4, 6.02% 6/12/50 (j)	$ 4,145	$ 4,576
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,573
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (j)	489	479
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (j)	1,165	1,201
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	941	1,000
Series 2007-5:
Class A3, 5.364% 8/12/48	427	440
Class A4, 5.378% 8/12/48	55	59
Class B, 5.479% 8/12/48	3,285	1,520
Series 2007-6:
Class A1, 5.175% 3/12/51	25	25
Class A4, 5.485% 3/12/51 (j)	2,594	2,797
Series 2007-7 Class A4, 5.81% 6/12/50 (j)	3,832	4,150
Series 2007-8 Class A1, 4.622% 8/12/49	130	131
Series 2006-4 Class XP, 0.829% 12/12/49 (j)(l)	23,869	420
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	560
Series 2007-7 Class B, 5.9352% 6/12/50 (j)	1,409	394
Series 2007-8 Class A3, 6.1636% 8/12/49 (j)	944	1,040
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (c)(j)	227	113
Series 2007-XCLA Class A1, 0.398% 7/17/17 (c)(j)	872	802
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (c)(j)	629	586
Class D, 0.388% 10/15/20 (c)(j)	422	380
Class E, 0.448% 10/15/20 (c)(j)	528	469
Class F, 0.498% 10/15/20 (c)(j)	397	346
Class G, 0.538% 10/15/20 (c)(j)	491	391
Class H, 0.628% 10/15/20 (c)(j)	309	222
Class J, 0.778% 10/15/20 (c)(j)	353	186
Class MHRO, 0.888% 10/15/20 (c)(j)	417	358
Class MJPM, 1.198% 10/15/20 (c)(j)	25	23
Class NHRO, 1.088% 10/15/20 (c)(j)	503	412
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (c)(j)(l)	3,689	9
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,626	1,665
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	52	52
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11:
Class A31, 5.439% 2/12/44 (j)	$ 8,687	$ 9,027
Series 2007-IQ13 Class A1, 5.05% 3/15/44	140	141
Series 2007-IQ15 Class A4, 5.8785% 6/11/49 (j)	4,988	5,507
Series 2007-T25 Class A1, 5.391% 11/12/49	97	98
Series 2007-T27 Class A4, 5.7946% 6/11/42 (j)	4,010	4,507
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (c)(j)(l)	8,119	26
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (c)(j)(l)	14,512	97
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (c)(j)(l)	5,430	43
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (j)	691	698
Series 2006-IQ11 Class A4, 5.8976% 10/15/42 (j)	329	365
Series 2006-T23 Class A3, 5.9755% 8/12/41 (j)	559	601
Series 2007-HQ12 Class A4, 5.7773% 4/12/49 (j)	5,793	6,045
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	1,642	1,774
Class AAB, 5.654% 4/15/49	2,402	2,550
Class B, 5.9112% 4/15/49 (j)	269	151
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	89	90
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (c)(j)	809	776
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (c)(j)	1,099	936
Class F, 0.5371% 8/11/18 (c)(j)	1,189	970
Class G, 0.5571% 8/11/18 (c)(j)	1,126	764
Class J, 0.7971% 8/11/18 (c)(j)	314	171
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (c)(j)	105	79
Class AP2, 0.998% 6/15/20 (c)(j)	175	122
Class F, 0.678% 6/15/20 (c)(j)	2,710	2,222
Class LXR1, 0.898% 6/15/20 (c)(j)	169	143
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	1,330	1,338
Series 2006-C27 Class A2, 5.624% 7/15/45	824	827
Series 2006-C28 Class A4, 5.572% 10/15/48	5,427	5,930
Series 2006-C29:
Class A1, 5.11% 11/15/48	69	69
Class A3, 5.313% 11/15/48	2,908	3,130
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A3, 5.246% 12/15/43	$ 940	$ 963
Class A4, 5.305% 12/15/43	322	332
Class A5, 5.342% 12/15/43	1,172	1,242
Series 2007-C31 Class A4, 5.509% 4/15/47	2,475	2,628
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (j)	1,224	1,275
Class A3, 5.9317% 6/15/49 (j)	15,651	16,922
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(j)	652	655
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (c)(j)	1,055	1,058
Class 180B, 5.5782% 10/15/41 (c)(j)	480	480
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,034
Series 2005-C22:
Class B, 5.5358% 12/15/44 (j)	2,428	2,226
Class F, 5.5358% 12/15/44 (c)(j)	1,826	1,074
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	3,285	1,774
Class D, 5.513% 12/15/43 (j)	1,752	738
Class XP, 0.6357% 12/15/43 (c)(j)(l)	14,659	166
Series 2007-C31 Class C, 5.8836% 4/15/47 (j)	4,515	2,403
Series 2007-C31A Class A2, 5.421% 4/15/47	3,482	3,632
Series 2007-C32:
Class D, 5.9317% 6/15/49 (j)	823	393
Class E, 5.9317% 6/15/49 (j)	1,297	464
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (j)	12,495	13,616
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $326,382)		406,370
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,835	1,826
California Gen. Oblig.:
7.5% 4/1/34	6,295	7,332
7.55% 4/1/39	4,599	5,419
Illinois Gen. Oblig.:
5.665% 3/1/18	3,235	3,412
5.877% 3/1/19	2,885	3,029
TOTAL MUNICIPAL SECURITIES (Cost $18,909)		21,018
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United Mexican States 6.05% 1/11/40 (Cost $3,523)	$ 3,476	$ 3,693
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $410)	412	440
Fixed-Income Funds - 17.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	6,821,842	727,072
Fidelity Specialized High Income Central Fund (k)	1,233,173	126,363
TOTAL FIXED-INCOME FUNDS (Cost $806,828)		853,435
Cash Equivalents - 2.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $107,897)	$ 107,897	107,897
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $5,041,916)		5,300,748
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(369,821)
NET ASSETS - 100%		$ 4,930,927
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Rating-Aa3) (Upfront Premium Received/(Paid) ($177,000)) (h)	March 2018	$ 5,500	296
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000) (i)

	Sept. 2037	$ 5,788	$ (5,408)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000) (i)	Sept. 2037	15,728	(14,696)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000) (i)	Sept. 2037	3,523	(3,292)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000) (i)	Sept. 2037	11,765	(10,992)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000) (i)	Sept. 2037	6,417	(5,996)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000) (i)	Sept. 2037	10,506	(9,817)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (h)

	August 2034	$ 561	$ (311)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (h)	Oct. 2034	554	(231)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (h)	April 2032	186	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (h)	Oct. 2034	731	(276)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)

	Sept. 2034	$ 550	$ (415)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	897
TOTAL CREDIT DEFAULT SWAPS		$ 75,313	$ (50,353)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.5176% with JPMorgan Chase, Inc.	Feb. 2041	52,089	(5,803)
		$ 127,402	$ (56,156)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $314,127,000 or 6.4% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $60,694,000.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.

Quarterly Report

Investments (Unaudited) - continued

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$107,897,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 3,241
HSBC Securities (USA), Inc.	19,445
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,119
Mizuho Securities USA, Inc.	58,336
Societe Generale	6,161
Wells Fargo Securities LLC	15,595
$ 107,897
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 19,155
Fidelity Specialized High Income Central Fund	7,081
Total	$ 26,236
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 885,153	$ 17,790	$ 178,562	$ 727,072	6.4%
Fidelity Specialized High Income Central Fund	143,843	6,443	30,782	126,363	28.1%
Total	$ 1,028,996	$ 24,233	$ 209,344	$ 853,435
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,059,529	$ -	$ 1,059,529	$ -
U.S. Government and Government Agency Obligations	1,580,177	-	1,580,177	-
U.S. Government Agency - Mortgage Securities	1,131,764	-	1,131,764	-
Asset-Backed Securities	68,917	-	57,192	11,725
Collateralized Mortgage Obligations	67,508	-	62,300	5,208
Commercial Mortgage Securities	406,370	-	370,962	35,408
Municipal Securities	21,018	-	21,018	-
Foreign Government and Government Agency Obligations	3,693	-	3,693	-
Supranational Obligations	440	-	440	-
Fixed-Income Funds	853,435	853,435	-	-
Cash Equivalents	107,897	-	107,897	-
Total Investments in Securities:	$ 5,300,748	$ 853,435	$ 4,394,972	$ 52,341
Derivative Instruments:
Assets
Swap Agreements	$ 1,193	$ -	$ 1,193	$ -
Liabilities
Swap Agreements	$ (57,349)	$ -	$ (56,003)	$ (1,346)
Total Derivative Instruments:	$ (56,156)	$ -	$ (54,810)	$ (1,346)
Other Financial Instruments:
Forward Commitments	$ (936)	$ -	$ (936)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,258
Total Realized Gain (Loss)	(1,594)
Total Unrealized Gain (Loss)	18,757
Cost of Purchases	5,600
Proceeds of Sales	(19,389)
Amortization/Accretion	(255)
Transfers in to Level 3	7,435
Transfers out of Level 3	(26,471)
Ending Balance	$ 52,341
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 18,640
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,687)
Total Unrealized Gain (Loss)	341
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,346)
Realized gain (loss) on Swap Agreements for the period	$ 55
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2011	$ 341

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and includes the value of securities delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $5,123,306,000. Net unrealized appreciation aggregated $177,442,000, of which $219,537,000 related to appreciated investment securities and $42,095,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $69,813,000 representing 1.4% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011